UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2018

Date of reporting period: November 30, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate-Term Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.1%
Alabama — 1.4%
Alabama State, 21st Century Authority, Ser A, RB
5.000%, 06/01/2020	$720	$777
Alabama State, Federal Aid Highway Finance Authority, Ser A, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2032	2,000	2,414
Alabama State, Public School & College Authority, Capital Improvements Project, Ser B, RB
5.000%, 01/01/2019	5,495	5,700
Birmingham, Water Works Board of Revenue Authority, RB
5.000%, 01/01/2021	1,000	1,095
Birmingham, Water Works Board of Revenue Authority, Sub-Ser B, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	3,265	3,840
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	3,300	3,895
5.000%, 09/01/2031	3,140	3,753
5.000%, 09/01/2034	2,000	2,412
University of Alabama, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	2,160	2,450

		26,336

Alaska — 0.3%
Alaska State, Industrial Development & Export Authority, Ser A, RB
Callable 04/01/2020 @ 100
5.250%, 04/01/2023	3,510	3,784
Anchorage, Water Revenue, Ser B, RB
Callable 05/01/2027 @ 100
5.000%, 05/01/2031	1,500	1,788

		5,572

Arizona — 2.6%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 01/01/2019 (A)	2,295	2,379
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 12/01/2021 @ 100
5.000%, 12/01/2027	2,500	2,793

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2035	$3,000	$3,492
Arizona State, Department of Transportation, State Highway Fund Revenue, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	5,000	5,910
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2023	1,490	1,707
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
Callable 07/01/2027 @ 100
6.000%, 07/01/2037 (B)	1,805	1,954
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	2,250	2,650
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
Callable 01/01/2025 @ 102
5.750%, 01/01/2036 (B)	1,500	1,520
Maricopa County, Pollution Control Authority, Public Service Project, Ser B, RB
5.200%, 06/01/2043 (C)	3,690	3,985
Phoenix, Civic Improvement Authority, Junior Lien, RB
5.000%, 07/01/2023	2,510	2,917
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2026	3,500	3,803
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	600	707
5.000%, 07/01/2029	250	293
5.000%, 07/01/2030	500	583
5.000%, 07/01/2032	1,095	1,268
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/2020	1,145	1,237
Pima County, Sewer System Authority, RB, AGM
Pre-Refunded @ 100
5.000%, 07/01/2020 (A)	2,000	2,169

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/2024	$1,330	$1,560
5.250%, 12/01/2026	4,510	5,363
5.000%, 12/01/2032	2,500	3,016
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
Callable 08/01/2023 @ 100
5.250%, 08/01/2033	1,000	1,093

		50,399

Arkansas — 0.3%
Arkansas State, University of Arkansas, Various Facility Fayetteville Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2033	1,400	1,620
5.000%, 11/01/2034	1,210	1,396
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	1,535	1,827
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	1,535	1,827

		6,670

California — 11.9%
Alameda Corridor, Transportation Authority, Sub Lien, Ser B, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2034	2,820	3,228
Bay Area, Toll Authority, RB
5.000%, 04/01/2022	2,500	2,845
California State, Department of Water Resources, Ser AS, RB
Pre-Refunded @ 100
5.000%, 12/01/2024 (A)	5	6
California State, Department of Water Resources, Ser AS, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2029	1,905	2,260
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/2019	4,000	4,197
California State, Economic Recovery, Ser A, GO
Pre-Refunded @ 100
5.250%, 07/01/2019 (A)	1,110	1,175

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Economic Recovery, Ser A, GO
Pre-Refunded @ 100
5.000%, 07/01/2019 (A)	$5,000	$5,275
California State, GO
5.000%, 09/01/2021	3,075	3,441
5.000%, 09/01/2022	625	716
5.000%, 10/01/2024	2,090	2,488
5.000%, 08/01/2026	3,880	4,736
California State, GO
Callable 04/01/2018 @ 100
6.250%, 10/01/2019	240	244
California State, GO
Callable 09/01/2018 @ 100
5.000%, 09/01/2028	3,100	3,178
California State, GO
Callable 04/01/2019 @ 100
5.500%, 04/01/2021	5,000	5,262
California State, GO
Callable 10/01/2019 @ 100
5.250%, 10/01/2021	4,130	4,398
California State, GO
Callable 09/01/2021 @ 100
5.250%, 09/01/2028	1,750	1,974
California State, GO
Callable 09/01/2022 @ 100
5.000%, 09/01/2023	2,500	2,867
California State, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2026	5,000	5,977
California State, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	2,500	3,008
California State, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,000	3,641
5.000%, 09/01/2030	3,395	4,084
California State, Health Facilities Financing Authority, Ser A-1, RB
5.000%, 11/01/2027	5,225	6,500
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2026	5,000	5,802
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser C, RB
5.000%, 07/01/2043 (C)	2,500	2,654

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Infrastructure & Economic Development Bank, Pacific Gas and Electric Project, RB
1.750%, 11/01/2026 (C)	$2,000	$1,972
California State, Infrastructure & Economic Development Bank, Pacific Gas and Electric Project, Ser E, RB
1.750%, 11/01/2026 (C)	1,000	986
California State, Kindergarten Project, GO
Callable 11/30/2017 @ 100
0.820%, 05/01/2034 (C)(D)	1,000	1,000
California State, Municipal Finance Authority, Ser A, RB
Callable 08/15/2027 @100
4.000%, 08/15/2037	1,055	1,081
California State, Public Works Board, Judicial Council Project, Ser A, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2026	1,000	1,143
California State, Public Works Board, Judicial Council Project, Ser D, RB
Callable 12/01/2021 @ 100
5.250%, 12/01/2025	4,185	4,740
California State, Public Works Board, Ser S, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2032	1,000	1,183
California State, Public Works Board, Various Capital Projects, Ser H, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2025	2,795	3,313
California State, Public Works Board, Various Capital Projects, Ser I, RB
Callable 11/01/2023 @ 100
5.000%, 11/01/2024	2,500	2,917
California State, Ser A, GO 5.000%, 07/01/2019 (E)	1,375	1,450
California State, Ser C, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	5,015	5,954
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/2023	715	783
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/2019	3,410	3,565

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (B)	$2,315	$2,510
California State, Statewide Communities Development Authority, University of California Irvine East, RB
5.000%, 05/15/2022	1,000	1,147
California State, Systemwide University Revenue Authority, Ser A, RB
5.000%, 11/01/2024	2,500	3,008
California State, Systemwide University Revenue Authority, Ser A, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2022	5,000	5,629
California State, Various Purpose, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2028	2,500	3,032
5.000%, 08/01/2030	6,500	7,814
5.000%, 08/01/2035	6,000	7,079
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2029	915	1,052
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035	3,000	3,470
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC
Callable 06/01/2018 @ 100
4.600%, 06/01/2023	3,500	3,559
Golden State, Tobacco Securitization Project, Ser A-1, RB
5.000%, 06/01/2026	1,450	1,714
5.000%, 06/01/2027	2,875	3,412
Golden State, Tobacco Securitization Project, Ser A-1, RB
Callable 12/18/2017 @ 100
5.000%, 06/01/2033	2,055	2,055
Golden State, Tobacco Securitization Project, Ser B, RB
Callable 12/18/2017 @ 18
10.205%, 06/01/2047 (F)	6,850	882
Imperial, Irrigation District Electric System Revenue, Ser A, RB
Pre-Refunded @ 100
5.250%, 11/01/2018 (A)	1,000	1,037
5.250%, 11/01/2018 (A)	1,000	1,036

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Imperial, Irrigation District Electric System Revenue, Ser C, RB
Callable 05/01/2026 @ 100
5.000%, 11/01/2030	$1,000	$1,197
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/2021	375	419
5.000%, 03/01/2022	625	705
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2032	2,285	2,592
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2025 @ 100 5.000%, 05/15/2031	840	970
5.000%, 05/15/2032	500	578
Los Angeles, Department of Water & Power, Power System Project, Ser A, RB
5.000%, 07/01/2020	2,500	2,718
5.000%, 07/01/2021	1,650	1,844
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2025	2,500	2,713
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2032	2,500	2,907
Los Angeles, Harbor Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/2021	1,180	1,314
Los Angeles, Wastewater System Revenue, Sub-Ser A, RB
Callable 06/01/2020 @ 100
5.000%, 06/01/2022	685	743
Los Angeles, Wastewater System Revenue, Sub-Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2020 (A)	1,340	1,451
North Natomas, Community Facilities District No. 4, Ser E, Special Tax
5.000%, 09/01/2020	1,335	1,445
Northern California, Power Agency, Hydroelectric Project No. 1, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2028	1,845	2,090

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Orange County, Transportation Authority, 91 Express Lanes Toll Road, RB
Callable 08/15/2023 @ 100
5.000%, 08/15/2025	$1,000	$1,169
Rancho Santiago, Community College District, GO
Callable 09/01/2023 @ 100
5.000%, 09/01/2024	2,500	2,928
Sacramento County, Airport Systems Project, Ser D, RB
Callable 07/01/2018 @ 100
5.500%, 07/01/2028	1,345	1,377
Sacramento, Water Authority, RB
Callable 09/01/2023 @ 100
5.000%, 09/01/2026	1,395	1,624
San Diego County, Water Authority, Ser B, RB
Callable 05/01/2021 @ 100
5.000%, 05/01/2028	2,500	2,771
San Diego, Public Facilities Financing Authority, Sewer Revenue, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/15/2019 (A)	3,500	3,677
San Francisco City & County, Airports Commission, San Francisco International Airport Project, AMT, RB
5.250%, 05/01/2018	1,000	1,016
San Francisco City & County, Public Utilities Commission, Ser D, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2027	3,685	4,140
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser B, RB
Pre-Refunded @ 100
5.000%, 11/01/2019 (A)	2,500	2,661
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/2019	1,000	1,043
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 01/01/2020 (A)	3,050	3,266
Southern California, Water District, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	5,000	5,995
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2030	1,750	2,041
5.000%, 09/01/2031	1,815	2,112
Stockton, Unified School District, GO, AGM
5.000%, 07/01/2022	1,220	1,392

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tuolumne, Wind Project Authority, Ser A, RB
Pre-Refunded @ 100
5.250%, 01/01/2019 (A)	$2,245	$2,334
University of California, Ser AF, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2024	6,000	7,043
University of California, Ser Q, RB
Callable 01/02/2018 @ 101
5.250%, 05/15/2023	180	182

		228,936

Colorado — 1.9%
Colorado State, Department of Transportation, COP
Callable 06/15/2026 @ 100
5.000%, 06/15/2030	350	413
5.000%, 06/15/2031	500	588
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (C)	2,000	2,402
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.500%, 11/15/2019	2,500	2,676
Denver City & County, Airport System Revenue Authority, Ser A, RB
5.000%, 11/15/2030	1,250	1,481
Denver City & County, Airport System Revenue Authority, Ser A, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2031	1,000	1,172
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
Callable 11/15/2023 @ 100
5.500%, 11/15/2027	10,000	11,642
Denver City & County, Airport System Revenue Authority, Sub-Ser B, RB
Callable 11/15/2023 @ 100
5.250%, 11/15/2026	2,000	2,335
Denver City & County, Special Facilities, United Airlines Project, AMT, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2032	4,555	4,935
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2025	1,900	2,239
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102
5.250%, 12/01/2027	1,855	1,937
University of Colorado, Hospital Authority, RB
5.000%, 11/15/2038 (C)	5,000	5,540

		37,360

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut — 0.5%
Connecticut State, Health & Educational Facility Authority, Sacred Heart University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2034	$900	$1,042
5.000%, 07/01/2036	700	805
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A1, RB
Callable 07/01/2018 @ 100
5.000%, 07/01/2025	3,500	3,576
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2034	2,500	2,782
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2028	1,950	2,239

		10,444

District of Columbia — 0.3%
Metropolitan Washington, Airports Authority, AMT, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2028	2,000	2,408
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2027	2,705	3,099
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2035	1,000	1,156

		6,663

Florida — 5.5%
Alachua County, Celebration Pointe, Community Development District No. 1, SA
4.750%, 05/01/2024	470	476
Broward County, Airport System Revenue, AMT, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2034	1,300	1,525
5.000%, 10/01/2035	2,000	2,336
Broward County, Port Facilities Revenue Authority, Ser B, AMT, RB
5.000%, 09/01/2021	2,500	2,761

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida State, Capital Trust Agency, Tuscan Gardens Community, Senior Living, Ser A, RB
Callable 04/01/2022 @ 103
7.000%, 04/01/2035	$1,205	$1,228
Florida State, Citizens Property Insurance, Coastal Account, Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 06/01/2025	16,000	18,821
Florida State, Citizens Property Insurance, Personal & Commercial Lines Account, Senior Secured, Ser A1, RB
5.000%, 06/01/2019	2,775	2,909
5.000%, 06/01/2021	5,000	5,525
Florida State, Department of Transportation, Right of Way Project, Ser A, GO
5.000%, 07/01/2020	1,500	1,627
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
Callable 03/01/2027 @ 100
5.000%, 03/01/2037	1,295	1,450
Florida State, Municipal Power Agency, All Requirements Power Project, RB
Pre-Refunded @ 100
5.250%, 10/01/2018 (A)	4,675	4,827
Florida State, Municipal Power Agency, All Requirements Power Project, RB
Callable 10/01/2018 @ 100
5.250%, 10/01/2021	825	852
Florida State, Municipal Power Agency, All Requirements Power Project, RB
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	1,000	1,182
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Pre-Refunded @ 100
5.250%, 10/01/2019 (A)	3,475	3,705
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	1,480	1,744
Florida State, Turnpike Authority, Department of Transportation, Ser C, RB
5.000%, 07/01/2023	7,500	8,690
Gainesville, Utilities System Revenue, Ser A, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2031	2,000	2,422
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2031	3,695	4,266

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Jacksonville, Special Revenue Authority, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2027	$4,265	$4,974
JEA, Electric System Revenue, Sub-Ser A, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2025	1,500	1,741
5.000%, 10/01/2026	1,395	1,614
Lakeland, Department of Electric Utilities, Ser B, RB, AGM
5.000%, 10/01/2018	2,500	2,574
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	2,425	2,835
Lee County, Transportation Facilities Revenue, RB, AGM
5.000%, 10/01/2023	1,800	2,093
Miami Beach, Redevelopment Agency, TA
Callable 02/01/2024 @ 100
5.000%, 02/01/2030	2,500	2,867
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	430	497
5.000%, 04/01/2031	910	1,046
Miami-Dade County, School Board Foundation, Ser B, COP
Callable 05/01/2025 @ 100
5.000%, 05/01/2026	6,985	8,216
Miami-Dade County, Seaport Project, Ser A, RB
Callable 10/01/2023 @ 100
5.500%, 10/01/2027	1,330	1,526
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/2019	3,000	3,194
Orange County, Tourist Development Tax Revenue, Ser B, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2032	3,270	3,826
Port Saint Lucie, Utility System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2029	1,500	1,771

		105,120

Georgia — 2.9%
Atlanta, Development Authority, Downtown Stadium Project, Ser A1, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2032	2,595	3,015

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB
Pre-Refunded @ 100
6.000%, 11/01/2019 (A)	$5,000	$5,412
6.000%, 11/01/2019 (A)	1,950	2,110
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB
Callable 11/01/2023 @ 100
5.250%, 11/01/2028	3,000	3,488
Atlanta, Water & Wastewater Revenue, RB
Callable 05/01/2025 @ 100
5.000%, 11/01/2033	5,010	5,859
Clarke County, Hospital Authority, Piedmont Healthcare, RB
5.000%, 07/01/2022	2,875	3,262
5.000%, 07/01/2024	1,075	1,262
Fulton County, Development Authority, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2033	1,000	1,150
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,290
5.250%, 09/15/2020	3,740	4,080
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 01/01/2028	4,140	4,854
Georgia State, Municipal Gas Authority, Gas Portfolio III Project, Ser U, RB
5.000%, 10/01/2020	1,000	1,086
Georgia State, Ser A1, GO
5.000%, 02/01/2024	5,000	5,903
Georgia State, Ser C, GO
5.000%, 10/01/2021	3,000	3,363
Georgia State, Ser I, GO
5.000%, 07/01/2021	4,115	4,586
Henry County, Hospital Authority, Piedmont Fayette Hospital Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	1,650	1,902
5.000%, 07/01/2027	1,390	1,580
Marietta, Development Authority, Life University Project, RB
Pre-Refunded @ 100
6.250%, 06/15/2018 (A)	445	457

		55,659

Guam — 0.0%
Territory of Guam, Section 30, Ser A, RB
Pre-Refunded @ 100
5.375%, 12/01/2019 (A)	750	805

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Hawaii — 0.4%
Hawaii State, Ser EH, RB
5.000%, 08/01/2020	$4,500	$4,889
Honolulu City & County, Wastewater Authority, Second Bond Resolution, Ser A, RB
Callable 07/01/2019 @ 100
5.000%, 07/01/2021	2,500	2,631

		7,520

Idaho — 0.1%
Boise State University, Revenue Authority, General Project, Ser A, RB
4.000%, 04/01/2021	575	617
4.000%, 04/01/2022	485	528
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/2023	1,000	1,114
Idaho State, Building Authority, Northern Idaho College Project, Ser G, RB
5.000%, 09/01/2023	60	67

		2,326

Illinois — 7.4%
Chicago, Airport Authority, O’Hare International Airport, RB
Callable 01/01/2023 @ 100
5.500%, 01/01/2027	2,000	2,302
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	5,000	5,701
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	4,000	4,597
5.000%, 01/01/2032	5,840	6,651
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2035	3,500	3,993
Chicago, Airport Authority, O’Hare International Airport, Ser C, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	2,450	2,833
Chicago, Board of Education, Ser C, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2030	2,840	2,925
5.000%, 12/01/2034	2,840	2,910

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Board of Education, Special Tax
Callable 04/01/2027 @ 100
5.000%, 04/01/2033	$500	$548
5.000%, 04/01/2034	620	678
5.000%, 04/01/2036	445	483
5.000%, 04/01/2037	725	786
Chicago, Ser A, GO
Callable 01/01/2024 @ 100
5.250%, 01/01/2029	1,210	1,309
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,242
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	2,118
Chicago, Waterworks Revenue, Second Lien Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2029	1,000	1,115
5.000%, 11/01/2034	1,500	1,648
Cook County, Ser A, GO
Callable 11/15/2020 @ 100
5.250%, 11/15/2033	3,500	3,753
Cook County, Tax Revenue Authority, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2035	4,000	4,650
Illinois State, Development Authority, Memorial Group Project, RB
Pre-Refunded @ 100
7.125%, 11/01/2023 (A)	3,310	4,262
Illinois State, Finance Authority, Advocate Health Care Network Project, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2026	6,410	7,261
Illinois State, Finance Authority, Chicago International Charter School Project, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2037	1,500	1,592
Illinois State, Finance Authority, Edward Elmhurst Obligation Group, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2036	2,500	2,743
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2029	1,885	2,143
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB
Callable 07/01/2023 @ 100
5.500%, 07/01/2028	1,000	1,135

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	$1,050	$1,172
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2034	2,000	2,226
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
Callable 10/01/2021 @ 100
5.000%, 10/01/2030	1,000	1,124
Illinois State, GO
5.000%, 02/01/2026	5,060	5,434
4.000%, 02/01/2024	1,585	1,611
Illinois State, GO
Callable 03/01/2022 @ 100
5.000%, 03/01/2036	1,215	1,248
Illinois State, Municipal Electric Agency, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 02/01/2032	5,000	5,772
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/2020	2,695	2,949
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 12/21/2017 @ 100
6.250%, 06/01/2024	3,500	3,684
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/2021 @ 100
5.500%, 06/01/2023	12,325	13,906
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
5.500%, 07/01/2023	2,095	2,458
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/2020	2,710	2,953
Illinois State, Ser D, GO
Callable 11/01/2027 @ 100
5.000%, 11/01/2028	3,000	3,236
Illinois State, Tax Revenue Authority, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2024	2,500	2,811
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2031	3,035	3,404

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 12/01/2032	$2,000	$2,308
Illinois State, Toll Highway Authority, Ser A1, RB
Callable 01/01/2020 @ 100
5.000%, 01/01/2025	2,250	2,402
Illinois State, Toll Highway Authority, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2032	1,250	1,426
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2023	2,250	2,596
Metropolitan Chicago, Water Reclamation District, Ser A, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2031	3,275	3,819
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
Callable 12/15/2027 @ 100
5.000%, 12/15/2031	250	278
5.000%, 12/15/2032	255	282
5.000%, 12/15/2033	300	330
5.000%, 12/15/2034	400	439
University of Illinois, Ser A, RB
Callable 04/01/2023 @ 100
5.000%, 04/01/2028	3,210	3,549
University of Illinois, Ser A, RB
Callable 04/01/2024 @ 100
5.000%, 04/01/2028	2,035	2,280

		143,075

Indiana — 1.8%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2029	1,000	1,093
Indiana State, Finance Authority, Stadium Project, Ser A, RB
Callable 08/01/2025 @ 100
5.250%, 02/01/2035	2,000	2,349
Indiana State, Finance Authority, University Health Project, Ser A, RB
5.000%, 12/01/2024	2,000	2,357
Indiana State, Health Facility Financing Authority, Ascension Health Credit Group, RB
4.000%, 11/15/2036 (C)	4,100	4,219

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana State, Municipal Power Agency, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	$2,000	$2,364
Indiana University, Student Fee Project, Ser S, RB
Pre-Refunded @ 100
5.000%, 08/01/2018 (A)	2,000	2,049
Indianapolis, Gas Utility Authority, Second Lien, Ser A, RB, AGM
Callable 08/15/2020 @ 100
5.000%, 08/15/2023	3,315	3,592
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority, AMT, RB
5.000%, 01/01/2023	5,750	6,513
Richmond, Hospital Authority, Reid Hospital Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2035	3,400	3,776
Whiting, Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (C)	5,000	5,837

		34,149

Iowa — 0.1%
Iowa State, Finance Authority, State Revolving Fund, RB
Callable 08/01/2021 @ 100
5.000%, 08/01/2024	1,500	1,671

Kansas — 0.5%
Kansas State, Department of Transportation, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2033	3,500	4,099
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB
Callable 05/15/2022 @ 100
5.000%, 11/15/2029	4,000	4,480
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2027	1,335	1,348

		9,927

Kentucky — 0.4%
University of Kentucky, Ser D, RB
5.250%, 10/01/2018	7,250	7,484

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Louisiana — 2.0%
East Baton Rouge, Sewerage Commission, Ser B, RB
Callable 02/01/2025 @ 100
5.000%, 02/01/2027	$1,000	$1,173
Ernest N Morial-New Orleans, Exhibition Hall Authority, Special Tax
Callable 07/15/2022 @ 100
5.000%, 07/15/2026	1,000	1,117
5.000%, 07/15/2027	1,750	1,953
Louisiana State, Citizens Property Insurance, Ser C2, RB, AGC
Pre-Refunded @ 100
6.750%, 06/01/2018 (A)	2,400	2,464
Louisiana State, Local Government Environmental Facilities & Community Development Authority, RB
Callable 11/01/2027 @ 100
3.500%, 11/01/2032	2,575	2,575
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
Callable 12/15/2026 @ 100
5.000%, 12/15/2030	3,000	3,500
Louisiana State, Ser A, RB
Callable 06/15/2024 @ 100
5.000%, 06/15/2025	2,000	2,354
5.000%, 06/15/2030	1,500	1,743
Louisiana State, Stadium & Exposition District, Ser A, RB
5.000%, 07/01/2019	1,000	1,048
5.000%, 07/01/2022	1,000	1,133
Louisiana State, Tobacco Settlement Financing, Ser A, RB
Callable 05/15/2018 @ 100
5.500%, 05/15/2028	8,500	8,652
Louisiana State, Tobacco Settlement Financing, Ser A, RB
Callable 05/15/2020 @ 100
5.500%, 05/15/2030	2,000	2,156
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
Callable 01/01/2025 @ 100
5.000%, 01/01/2028	3,000	3,471
5.000%, 01/01/2032	2,100	2,387
5.000%, 01/01/2033	2,100	2,380

		38,106

Maryland — 2.7%
Baltimore, Convention Center Hotel, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2032	1,250	1,440
5.000%, 09/01/2035	1,250	1,413

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maryland State, Economic Development Authority, Potomac Project, RB
Callable 03/01/2019 @ 100
6.200%, 09/01/2022	$1,335	$1,412
Maryland State, Economic Development Authority, Purple Line Light Rail Project, AMT, RB
Callable 11/30/2021 @ 100
5.000%, 03/31/2024	1,000	1,108
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB
Callable 06/01/2020 @ 100
5.375%, 06/01/2025	2,820	3,003
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
Callable 01/01/2027 @ 100
5.500%, 01/01/2036	2,000	2,314
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Systems Project, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2030	1,165	1,310
Maryland State, Health & Higher Educational Facilities Authority, Lifebridge Health, RB
Callable 07/01/2026 @ 100
4.000%, 07/01/2035	1,000	1,050
Maryland State, Health & Higher Educational Facilities Authority, Medical Center Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2033	1,340	1,501
5.000%, 07/01/2034	1,065	1,189
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2032	5,000	5,795
Maryland State, Ser 2, GO
5.000%, 08/01/2022	5,000	5,724
Maryland State, Ser C, GO
5.000%, 08/01/2024	3,000	3,579
Montgomery County, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.000%, 07/01/2019 (A)	3,750	3,951
Montgomery County, Ser A, GO
5.000%, 07/01/2020	4,475	4,857
5.000%, 11/01/2023	7,000	8,229

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Montgomery County, Ser A, GO
Callable 11/01/2024 @ 100
5.000%, 11/01/2028	$1,625	$1,924
Prince George’s County, Collington Episcopal Life Project, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2030	2,880	3,093

		52,892

Massachusetts — 3.0%
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/2021	2,750	3,088
Massachusetts State, College Building Authority, Ser A, RB
Pre-Refunded @ 100
5.500%, 05/01/2019 (A)	3,140	3,311
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/2022 @ 100
5.000%, 05/01/2029	1,000	1,121
Massachusetts State, Development Finance Agency, Lahey Health System Project, Ser F, RB
Callable 08/15/2020 @ 100
5.000%, 08/15/2028	1,500	1,641
Massachusetts State, Development Finance Agency, Partners Health Care Project, Ser L, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2026	2,000	2,222
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, Ser 2016, RB
5.000%, 10/01/2026	2,225	2,581
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, Ser 2016, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2027	2,965	3,394
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, RB
5.125%, 01/01/2020 (E)	1,655	1,775
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.125%, 01/01/2020	1,110	1,177
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 07/01/2025	2,500	2,840

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	$5,000	$5,512
Massachusetts State, Federal Highway Grant, Accelerated Bridge Project, Ser S, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	2,500	3,003
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	1,500	1,928
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,855	2,206
Massachusetts State, Port Authority, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,250	1,464
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2026	1,500	1,706
Massachusetts State, School Building Authority, Ser B, RB
Callable 08/15/2022 @ 100
5.000%, 08/15/2028	1,110	1,263
5.000%, 08/15/2030	6,400	7,266
Massachusetts State, School Building Authority, Ser C, RB
Callable 08/15/2025 @ 100
5.000%, 08/15/2029	1,370	1,631
Massachusetts State, Ser A, GO
5.000%, 03/01/2022	2,125	2,402
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/2023	2,265	2,649
Massachusetts State, Water Pollution Abatement Trust, Sub-Ser 17A, RB
5.000%, 02/01/2021	3,215	3,547

		57,727

Michigan — 2.9%
Great Lakes, Water Authority Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	4,242
Great Lakes, Water Authority Water Supply System, Ser D, RB
5.000%, 07/01/2036	5,000	5,559

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/2022	$5,000	$5,617
5.000%, 07/01/2023	2,500	2,850
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,000	1,133
Michigan State, Finance Authority, Government Loan Program, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2034	2,565	2,877
Michigan State, Finance Authority, Government Loan Project, Ser A, RB, Q-SBLF
5.000%, 05/01/2020	5,000	5,353
Michigan State, Finance Authority, Henry Ford Health System, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2032	1,415	1,611
Michigan State, Finance Authority, Hospital Oakwood Project, RB
Callable 08/15/2023 @ 100
5.000%, 08/15/2031	3,300	3,679
Michigan State, Finance Authority, Hospital Sparrow Project, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	2,755	3,119
Michigan State, Finance Authority, Unemployment Obligation Project, RB
Callable 01/01/2018 @ 100
5.000%, 01/01/2022	1,250	1,254
Michigan State, Finance Authority, Unemployment Obligation Project, RB
Callable 07/01/2018 @ 100
5.000%, 07/01/2021	7,000	7,170
Michigan State, GO
5.000%, 03/15/2027	3,480	4,222
Michigan State, Ser A, GO
5.000%, 11/01/2019	2,000	2,127
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, AMT, RB, NATL
5.000%, 12/01/2022	1,500	1,500
Wayne County, Airport Authority, Ser D, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2030	1,300	1,519
5.000%, 12/01/2031	1,800	2,097

		55,929

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Minnesota — 1.7%
Apple Valley, Senior Living Project, Ser A, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2029	$1,390	$1,516
5.500%, 01/01/2031	1,275	1,386
Apple Valley, Senior Living Project, Ser B, RB
Callable 01/01/2022 @ 100
5.250%, 01/01/2037	2,045	2,142
Minneapolis & St. Paul, Housing & Redevelopment Authority, Health Care Project, Ser B, RB, AGM
Callable 11/30/2017 @ 100
0.760%, 08/15/2025 (C)	6,000	6,000
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2029	300	363
5.000%, 01/01/2031	300	359
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 11/15/2018 (A)	3,250	3,404
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2022	200	227
Minnesota State, Municipal Power Agency, Ser A, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2025	350	413
5.000%, 10/01/2027	600	703
Minnesota State, Various Purposes, GO
5.000%, 08/01/2020	1,945	2,114
Minnesota State, Various Purposes, Ser A, GO
5.000%, 08/01/2023	3,120	3,642
Minnesota State, Various Purposes, Ser F, GO
5.000%, 10/01/2022	5,000	5,734
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/2038 (C)	1,535	1,691
St. Cloud, Centracare Health System, Ser A, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2030	1,115	1,305
5.000%, 05/01/2031	695	809
University of Minnesota, Ser A, RB
Pre-Refunded @ 100
5.250%, 12/01/2020 (A)	1,370	1,513

		33,321

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Missouri — 2.1%
Kansas City, Airport Revenue, General Improvement Project, Ser A, AMT, RB
Callable 09/01/2021 @ 100
5.000%, 09/01/2023	$8,015	$8,862
Missouri State, Development Finance Board, Branson Landing Project, Ser A, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2027	2,295	2,579
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2034	3,000	3,390
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,000	1,171
4.000%, 11/15/2033	1,515	1,589
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
Callable 06/01/2024 @ 100
5.000%, 06/01/2028	3,425	3,923
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	2,000	2,296
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	1,850	2,121
5.000%, 01/01/2028	1,400	1,604
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2026	5,135	6,026
St. Louis, Airport Authority, Lambert International Airport Project, Ser A1, RB
Callable 07/01/2019 @ 100
6.125%, 07/01/2024	2,515	2,683
University of Missouri, Ser A, RB
5.000%, 11/01/2024	3,000	3,576

		39,820

Montana — 0.1%
Kalispell, Housing & Healthcare Facilities, Immanuel Lutheran Project, Ser A, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2029	1,130	1,228

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nebraska — 0.8%
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2029	$2,000	$2,234
Nebraska State, Public Power Generation Agency, Whelan Energy Center, Ser A, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	5,500	6,298
Omaha, Public Power District, Ser A, RB
Callable 02/01/2026 @ 100
5.000%, 02/01/2027	1,500	1,819
Omaha, Public Power District, Ser B, RB
Pre-Refunded @ 100
5.000%, 02/01/2021 (A)	4,015	4,426

		14,777

Nevada — 0.7%
Clark County, Airport Authority, Las Vegas McCarran International Project, RB
5.000%, 07/01/2027	1,545	1,859
Clark County, Airport Authority, Ser C, RB, AGM
Callable 07/01/2019 @ 100
5.000%, 07/01/2023	2,800	2,946
Clark County, Ser A, GO
5.000%, 11/01/2021	3,100	3,467
Clark County, Ser B, GO
Callable 11/01/2026 @ 100
5.000%, 11/01/2029	5,000	6,001

		14,273

New Jersey — 4.6%
New Jersey Economic Development Authority, School Facilities Construction, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2025	1,775	1,929
New Jersey Economic Development Authority, School Facilities Construction, School Facilities Construction Project, Ser AA, RB
Pre-Refunded @ 100
5.500%, 06/15/2019 (A)	2,020	2,138
New Jersey State, Economic Development Authority, Cigarette Tax Project, RB
5.000%, 06/15/2020	3,755	4,034
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
Callable 03/05/2024 @ 101
5.625%, 11/15/2030	1,160	1,316

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB
Callable 06/01/2020 @ 100
5.375%, 06/01/2025	$1,450	$1,552
New Jersey State, Economic Development Authority, RB
Callable 06/15/2019 @ 100
5.500%, 12/15/2029	1,000	1,044
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2028	1,250	1,348
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 06/15/2022	3,800	4,232
New Jersey State, Economic Development Authority, School Facilities Project, Ser WW, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2031	4,750	5,280
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2027	3,000	3,385
5.000%, 06/15/2026	3,020	3,364
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	855	966
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2036	2,250	2,568
New Jersey State, Tobacco Settlement Financing Authority, Ser 1A, RB
Callable 12/18/2017 @ 100
5.000%, 06/01/2029	4,465	4,474
5.000%, 06/01/2041	14,975	14,414
4.750%, 06/01/2034	3,735	3,578
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2028	2,000	2,235

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, RB
Callable 06/15/2018 @ 100
5.000%, 06/15/2030	$5,000	$5,090
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/2021	4,040	4,358
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
Callable 06/15/2021 @ 100
5.500%, 06/15/2031	3,270	3,568
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2033	2,230	2,621
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2021	4,000	4,386
Rutgers University, Ser J, RB
Callable 05/01/2023 @ 100
5.000%, 05/01/2029	6,000	6,862
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	285	308
5.000%, 01/01/2033	425	462
5.000%, 01/01/2034	570	617
5.000%, 01/01/2035	570	616
5.000%, 01/01/2036	570	615
5.000%, 01/01/2037	570	615

		87,975

New Mexico — 0.2%
New Mexico State, Hospital Equipment Loan Council, Presbyterian Health Care Services, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2030	1,130	1,310
New Mexico State, Municipal Energy Acquisition Authority, Sub-Ser B, RB
0.771%, 02/01/2019 (C)	1,865	1,861

		3,171

New York — 9.8%
Brooklyn, Local Development Authority, Barclays Center Project, RB
Pre-Refunded @ 100
6.500%, 01/15/2020 (A)	3,500	3,861
Build NYC Resource, Pratt Paper Project, AMT, RB
3.750%, 01/01/2020 (B)	1,875	1,912

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2031	$3,165	$3,731
Metropolitan New York, Transportation Authority, Ser B, RB
Pre-Refunded @ 100
5.000%, 05/15/2024 (A)	3,000	3,564
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2029	4,140	4,775
Metropolitan New York, Transportation Authority, Ser C, RB
Callable 11/15/2018 @ 100
6.500%, 11/15/2028	545	572
Metropolitan New York, Transportation Authority, Ser C, RB
Pre-Refunded @ 100
6.500%, 11/15/2018 (A)	2,315	2,428
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2030	5,000	5,909
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,325	1,628
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	1,000	1,125
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB
Callable 01/02/2018 @ 100
6.500%, 12/01/2028	3,500	3,682
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2020	5,000	5,432
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/2021 @ 100
6.500%, 04/01/2022	2,325	2,664
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/2019	2,750	2,862
New York City, Industrial Development Agency, Brooklyn Navy Yard Project, AMT, RB
Callable 01/02/2018 @ 100
5.750%, 10/01/2036	2,430	2,420

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/2022	$1,115	$1,260
New York City, Ser E, GO
5.000%, 08/01/2020	4,555	4,939
5.000%, 08/01/2023	1,315	1,523
New York City, Ser E, GO
Callable 08/01/2019 @ 100
5.000%, 08/01/2021	3,125	3,297
5.000%, 08/01/2022	2,000	2,110
New York City, Ser F, GO
Callable 02/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,791
New York City, Ser G, GO
5.000%, 08/01/2022	3,360	3,817
New York City, Sub-Ser B1, GO
Callable 09/01/2018 @ 100
5.250%, 09/01/2025	4,520	4,649
New York City, Sub-Ser G1, GO
Callable 04/01/2022 @ 100
5.000%, 04/01/2023	2,055	2,320
New York City, Sub-Ser I, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	2,500	2,922
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/2020	1,250	1,367
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
Callable 02/01/2021 @ 100
5.000%, 02/01/2023	2,500	2,748
5.000%, 02/01/2024	2,250	2,471
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2026	2,470	2,780
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB
Callable 05/01/2023 @ 100
5.000%, 05/01/2028	2,500	2,865
New York City, Trust for Cultural Resources, Whitney Museum of American Art Project, RB
Callable 01/01/2021 @ 100
5.000%, 07/01/2021	1,320	1,451
New York City, Trust for Cultural Resources, Wildlife Conservation Society Project, RB
Callable 08/01/2023 @ 100
5.000%, 08/01/2033	2,000	2,264

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Water & Sewer System, Ser DD, RB
Callable 06/15/2024 @ 100
5.000%, 06/15/2029	$1,500	$1,744
New York State, Dormitory Authority, Department of Health Project, Ser A, RB
5.000%, 07/01/2018	2,530	2,584
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/2021	250	279
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
Callable 01/01/2022 @ 100
5.000%, 07/01/2023	610	693
New York State, Dormitory Authority, New York State University Project, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	2,000	2,342
New York State, Dormitory Authority, New York Touro College & University System, Ser A, RB
Callable 07/02/2024 @ 100
5.250%, 01/01/2034	910	992
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2021 (A)	2,135	2,364
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB
Pre-Refunded @ 100
6.500%, 12/01/2018 (A)	2,500	2,599
New York State, Dormitory Authority, Ser 2015B-B, RB
Callable 09/15/2025 @ 100
5.000%, 03/15/2030	5,000	5,914
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,500	2,938
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2023	970	1,098
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	3,000	3,414

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
Callable 06/15/2018 @ 100
5.000%, 06/15/2021	$1,580	$1,613
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.150%, 11/15/2034 (B)	2,000	2,199
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/2019	10,105	10,571
New York State, Thruway Authority, Ser A, RB
Callable 03/15/2021 @ 100
5.000%, 03/15/2025	6,750	7,451
New York State, Thruway Authority, Ser J, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	2,095	2,420
New York State, Transportation Development, American Airlines, AMT, RB
5.000%, 08/01/2021	1,390	1,510
New York State, Transportation Development, Terminal One Group Association Project, AMT, RB
5.000%, 01/01/2020	6,750	7,184
New York State, Urban Development Authority, Personal Income Tax, Ser A1, RB
5.000%, 03/15/2020	1,875	2,015
New York State, Urban Development, Personal Income Tax, RB
Callable 03/15/2024 @ 100
5.000%, 03/15/2032	3,335	3,857
New York State, Urban Development, Personal Income Tax, Ser A, RB
Callable 03/15/2026 @ 100
5.000%, 03/15/2028	4,930	5,904
New York State, Urban Development, Personal Income Tax, Ser E, RB
Callable 03/15/2023 @ 100
5.000%, 03/15/2031	3,500	3,993
New York State, Utility Debt Securitization Authority, RB
Callable 12/15/2025 @ 100
5.000%, 12/15/2033	1,810	2,166
Onondaga, Civic Development, St. Joseph’s Hospital Health Center Project, RB
Pre-Refunded @ 100
4.625%, 07/01/2019 (A)	1,000	1,047
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2028	1,000	1,249

16	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Triborough, Bridge & Tunnel Authority, Sub-Ser 2003B-2, RB
0.471%, 01/01/2033 (C)	$5,000	$4,981
Troy, Capital Resource, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/2019	1,500	1,583
TSASC, Tobacco Settlement Bonds, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2030	3,025	3,505
5.000%, 06/01/2031	3,525	4,063
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2031	2,000	2,225

		188,636

North Carolina — 1.3%
Charlotte, Airport Revenue, RB
5.000%, 07/01/2026	1,525	1,849
5.000%, 07/01/2027	1,500	1,835
North Carolina State, Capital Improvement Project, Ser C, RB
Pre-Refunded @ 100
5.000%, 05/01/2021 (A)	1,335	1,481
North Carolina State, Medical Care Commission, Vidant Health, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2032	2,500	2,852
North Carolina State, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.000%, 05/01/2020 (A)	275	296
5.000%, 05/01/2020 (A)	850	917
North Carolina State, Ser C, GO
5.000%, 05/01/2022	5,000	5,689
North Carolina State, Water & Sewer System Revenue, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	5,000	6,026
Raleigh, Ser A, GO
5.000%, 09/01/2025	2,700	3,280

		24,225

Ohio — 1.6%
Columbus, Ser 1, GO
5.000%, 07/01/2023	2,115	2,461
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/2027 @ 100
5.000%, 02/15/2037	3,000	3,243

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/2020	$2,000	$2,179
Kent State University, Ser B, RB, AGC
Callable 05/01/2019 @ 100
5.000%, 05/01/2021	205	215
Kent State University, Ser B, RB, AGC
Pre-Refunded @ 100
5.000%, 05/01/2019 (A)	2,295	2,404
Montgomery County, Miami Valley Hospital Project, Ser A, RB
Callable 11/15/2020 @ 100
5.750%, 11/15/2022	2,500	2,777
Ohio State, Capital Facilities Correctional Building Fund Project, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2030	2,655	3,202
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
6.250%, 10/01/2018	1,000	1,040
Ohio State, Higher Educational Facility Commission, Case Western Reserve University Project, RB
5.000%, 12/01/2022	4,000	4,555
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,250	1,501
Ohio State, Mental Health Facilities Improvement Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 02/01/2021 (A)	1,000	1,102
Ohio State, Turnpike Commission, Infrastructure Project, RB
Callable 02/15/2023 @ 100
5.250%, 02/15/2029	2,500	2,887
Ohio State, Water Development Authority, Water Quality Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 12/01/2019 (A)	3,595	3,834

		31,400

Oklahoma — 0.1%
Tulsa, Airports Improvement Trust, American Airline Project, AMT, RB
5.000%, 06/01/2035 (C)	1,285	1,397

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oregon — 0.9%
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB
Pre-Refunded @ 100
5.250%, 04/01/2019 (A)	$3,000	$3,144
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	2,150	2,546
Oregon State, Department of Administrative Services, State Lottery, Ser C, RB
5.000%, 04/01/2024	2,450	2,900
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2035	2,500	2,849
Oregon State, Facilities Authority, Ser A, RB
5.000%, 06/01/2024	1,000	1,176
Oregon State, Property Tax, Ser J, GO
Pre-Refunded @ 100
5.000%, 05/01/2021 (A)	2,210	2,452
5.000%, 05/01/2021 (A)	1,545	1,714

		16,781

Pennsylvania — 4.7%
Allegheny County, Port Authority, RB
Callable 03/01/2021 @ 100
5.000%, 03/01/2025	2,200	2,405
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2022 (B)	1,500	1,631
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB
Callable 05/01/2022 @ 100
5.000%, 05/01/2026	1,375	1,481
Berks County, Municipal Authority, RB
Pre-Refunded @ 100
5.250%, 11/01/2019 (A)	1,465	1,564
Berks County, Municipal Authority, RB
Callable 11/01/2019 @ 100
5.250%, 11/01/2024	1,470	1,572
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
Callable 03/15/2027 @ 100
5.125%, 03/15/2036	2,000	2,130
Butler County, Hospital Authority, Butler Health Systems Project, RB
Pre-Refunded @ 100
7.125%, 07/01/2019 (A)	1,500	1,625

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	$725	$796
5.000%, 07/01/2034	875	945
Lancaster County, Hospital Authority, Brethren Village Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	560	617
5.000%, 07/01/2032	560	614
Lancaster County, Hospital Authority, United Zion Retirement Community, RB
Callable 06/01/2027 @ 100
5.000%, 12/01/2032	250	260
5.000%, 12/01/2037	820	841
5.000%, 12/01/2047	2,015	2,050
4.500%, 12/01/2029	665	671
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	1,940	2,337
Monroeville, Finance Authority, UPMC Project, RB
5.000%, 02/15/2020	1,000	1,070
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
Callable 07/01/2025 @ 100
5.625%, 07/01/2030	1,810	1,970
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB
Pre-Refunded @ 100
6.250%, 10/15/2019 (A)	1,425	1,527
Pennsylvania State, Economic Development Financing Authority, Ser A, RB
Callable 11/15/2027 @ 100
4.000%, 11/15/2036	1,500	1,565
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB
Callable 12/21/2017 @ 100
5.000%, 01/01/2022	485	486
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB
Callable 01/01/2018 @ 100
5.000%, 07/01/2021	2,960	2,968
Pennsylvania State, GO
5.000%, 07/01/2020	1,500	1,616

18	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB
Callable 05/01/2021 @ 100
5.250%, 05/01/2024	$2,680	$2,966
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/2019 (E)	3,120	3,301
Pennsylvania State, Turnpike Commission, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2030	5,000	5,834
Pennsylvania State, Turnpike Commission, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2033	6,000	6,990
5.000%, 12/01/2035	1,000	1,155
5.000%, 12/01/2036	2,000	2,306
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2017	1,000	1,000
Pennsylvania State, Turnpike Commission, Ser A-1, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	750	874
5.000%, 12/01/2035	940	1,091
5.000%, 12/01/2036	1,050	1,215
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2033	3,000	3,465
Pennsylvania State, Turnpike Commission, Sub-Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2030	4,260	4,794
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2028	3,000	3,476
Philadelphia, School District, Ser E, GO
5.000%, 09/01/2018	1,785	1,826
Philadelphia, School District, Ser F, GO
Pre-Refunded @ 100
5.000%, 09/01/2026 (A)	25	31
Philadelphia, School District, Ser F, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,390	3,847
5.000%, 09/01/2030	7,975	8,913

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM
Callable 09/01/2023 @ 100
5.000%, 09/01/2025	$2,840	$3,263
University of Pittsburgh, University Capital Project, Ser B, RB
Pre-Refunded @ 100
5.500%, 03/15/2019 (A)	2,000	2,099

		91,187

Rhode Island — 0.6%
Rhode Island State, Health & Educational Building Authority, Brown University Project, RB
5.000%, 09/01/2022	5,000	5,721
Rhode Island State, Health & Educational Building Authority, University of Rhode Island Project, Ser B, RB
Callable 09/15/2026 @ 100
5.000%, 09/15/2028	1,405	1,655
Rhode Island State, Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035	3,035	3,289

		10,665

South Carolina — 1.1%
Charleston County, Ser C, GO
5.000%, 11/01/2025	2,900	3,531
Charleston County, Ser D, GO
5.000%, 11/01/2025	3,745	4,560
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2027	2,500	2,873
South Carolina State, Public Service Authority, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2029	5,000	5,773
South Carolina State, Public Service Authority, Ser C, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2026	3,800	4,366

		21,103

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2027	$830	$977
5.000%, 11/01/2028	900	1,051

		2,028

Tennessee — 0.8%
Memphis, Electric Systems Revenue Authority, Ser 2010, RB
5.000%, 12/01/2017	1,730	1,730
Memphis-Shelby County, Airport Authority, Ser D, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2024	1,890	2,071
Nashville & Davidson County, Metropolitan Government, GO
5.000%, 07/01/2018	1,830	1,869
5.000%, 07/01/2020	1,100	1,192
Nashville & Davidson County, Metropolitan Government, Ser A, GO
5.000%, 01/01/2022	2,250	2,534
Nashville & Davidson County, Metropolitan Government, Ser A, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2029	2,040	2,329
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	3,485	4,110

		15,835

Texas — 10.9%
Arlington, Special Tax Revenue, Special Tax, AGM
Callable 02/15/2025 @ 100
5.000%, 02/15/2030	2,000	2,320
Austin, Convention Enterprises, Convention Center Hotel, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	1,000	1,154
Austin, Electric Utility Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2032	1,535	1,827
Brownsville, Utilities System Revenue, Ser A, RB
Callable 09/01/2023 @ 100
5.000%, 09/01/2024	5,000	5,739

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Central Texas, Regional Mobility Authority, Senior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 01/01/2032	$1,350	$1,545
Central Texas, Turnpike System, Sub-Ser C, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2031	2,500	2,844
5.000%, 08/15/2033	6,500	7,342
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
Callable 08/15/2024 @ 100
5.000%, 08/15/2027	1,050	1,224
Conroe, Independent School District, GO, PSF-GTD
Pre-Refunded @ 100
5.000%, 02/15/2020 (A)	430	461
Conroe, Independent School District, GO, PSF-GTD
Callable 02/15/2020 @ 100
5.000%, 02/15/2026	1,655	1,772
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	3,500	4,210
Dallas, Convention Center Hotel Project, Ser A, RB
Callable 01/01/2019 @ 100
5.250%, 01/01/2023	3,495	3,617
Dallas, GO
5.000%, 02/15/2026	4,400	5,209
Dallas, Independent School District, Ser B6, GO, PSF-GTD
5.000%, 02/15/2036 (C)	2,725	3,060
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB
Callable 11/01/2023 @ 100
5.250%, 11/01/2026	2,250	2,643
Denton, Utility System Revenue, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2032	7,500	8,784
Dickinson, Independent School District, GO, PSF-GTD
Callable 02/15/2024 @ 100
5.000%, 02/15/2031	2,445	2,830
El Paso, Water & Sewer Revenue, RB
Callable 03/01/2024 @ 100
5.000%, 03/01/2027	1,975	2,318
Harris County, Cultural Education Facilities Finance, Baylor College of Medicine, RB
5.000%, 11/15/2021	1,000	1,117
5.000%, 11/15/2022	1,050	1,197

20	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2028	$2,500	$2,876
Harris County, Houston Sports Authority, Ser A, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2029	2,325	2,660
5.000%, 11/15/2030	3,310	3,776
Harris County, Metropolitan Transit Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 11/01/2021 (A)	2,500	2,802
5.000%, 11/01/2021 (A)	3,160	3,541
Harris County, Ser A, GO
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	3,600	4,321
Houston, Airport System Revenue, United Airlines Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	3,340	3,667
Houston, Utility System Revenue Authority, First Lien, Ser B, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2028	2,610	3,012
Houston, Utility System Revenue Authority, First Lien, Ser D, RB
Callable 11/15/2021 @ 100
5.000%, 11/15/2029	3,000	3,334
Love Field, Airport Modernization, AMT, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2030	1,000	1,158
5.000%, 11/01/2031	1,250	1,446
5.000%, 11/01/2032	2,500	2,882
5.000%, 11/01/2033	1,175	1,349
5.000%, 11/01/2034	1,000	1,143
5.000%, 11/01/2035	1,000	1,140
Lower Colorado, River Authority, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	1,000	1,151
Lower Colorado, River Authority, Transmission Services Project, RB
5.000%, 05/15/2018	2,000	2,033
Lower Colorado, River Authority, Transmission Services Project, RB, BHAC
Callable 05/15/2018 @ 100
5.000%, 05/15/2021	2,000	2,034
North Texas, Municipal Water District, RB
5.000%, 09/01/2022	5,000	5,704

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Texas, Municipal Water District, Water System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2027	$5,560	$6,752
North Texas, Tollway Authority, RB
6.000%, 01/01/2018	30	30
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2031	5,000	5,705
5.000%, 01/01/2034	4,785	5,397
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,410	1,640
5.000%, 01/01/2033	995	1,150
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2034	2,500	2,910
5.000%, 01/01/2035	1,000	1,159
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,775	2,043
North Texas, Tollway Authority, Special Project System, Ser S, RB
Pre-Refunded @ 100
6.000%, 01/01/2018 (A)	215	216
Plano, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2026	6,000	7,279
San Antonio, Electric and Gas Systems Revenue, RB
5.250%, 02/01/2024	6,000	7,159
San Antonio, Water System Revenue, Ser A, RB
5.000%, 05/15/2023	1,500	1,732
San Antonio, Water System Revenue, Sub-Ser A, RB
5.000%, 05/15/2021	1,000	1,108
5.000%, 05/15/2022	500	567
Tarrant County, Cultural Education Facilities Finance, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2032	1,500	1,745
Texas State, College Student Loan Program, AMT, GO
5.500%, 08/01/2019	2,500	2,650
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/2018	3,135	3,209
Texas State, GO
Callable 04/01/2024 @ 100
5.000%, 10/01/2027	4,285	5,015
5.000%, 04/01/2029	3,000	3,503

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, AMT, RB
Callable 09/01/2023 @ 100
7.000%, 12/31/2038	$2,500	$2,984
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, Ser LBJ, RB
Callable 06/30/2020 @ 100
7.500%, 06/30/2033	1,750	1,990
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, Ser NTE, RB
Callable 12/31/2019 @ 100
7.500%, 12/31/2031	2,220	2,473
Texas State, Texas A&M University, Revenue Financing System, Ser 2017E, RB
5.000%, 05/15/2034	1,665	1,967
Texas State, Transportation Commissions State Highway Fund, RB
5.000%, 10/01/2026	1,905	2,331
Texas State, Water System Revenue, Junior Lien, Ser A, RB
Callable 11/15/2023 @ 100
5.000%, 05/15/2025	1,000	1,169
Trinity River Authority, Central Regional Wastewater System Revenue, RB
Callable 08/01/2027 @ 100
5.000%, 08/01/2032	1,000	1,196
Trinity River Authority, Tarrant County Water Project, RB
5.000%, 02/01/2025	7,705	9,177
University of Houston, Ser A, RB
5.000%, 02/15/2021 (E)	105	116
5.000%, 02/15/2021	5,045	5,549
University of Texas, Revenue Financing System, Ser H, RB
5.000%, 08/15/2025	5,000	6,033
University of Texas, Ser B, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2027	2,285	2,696
West Travis County, Public Utility Agency, RB
Callable 08/15/2021 @ 100
5.000%, 08/15/2022	1,000	1,108

		211,000

Utah — 0.3%
Salt Lake City, Airport Revenue, Ser B, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	1,500	1,760
Utah State, Transit Authority, Sub-Ser A, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2035	2,645	3,036

		4,796

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Virginia — 2.7%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB
Callable 05/01/2019 @ 100
5.000%, 05/01/2023	$975	$1,022
Fairfax County, Industrial Development Authority, Inova Health System Project, Ser S, RB
5.000%, 05/15/2026	3,055	3,731
Fairfax County, Public Improvement Project, Ser A, GO
5.000%, 10/01/2019	1,220	1,294
Richmond, Public Utility Revenue, RB
5.000%, 01/15/2026	5,000	6,064
Virginia State, College Building Authority, 21st Century College & Equipment Program, Ser A, RB
Callable 02/01/2021 @ 100
5.000%, 02/01/2022	2,000	2,200
Virginia State, College Building Authority, RB
Callable 02/01/2027 @ 100
5.000%, 02/01/2031	5,000	5,999
Virginia State, College Building Authority, Ser A, RB
5.000%, 02/01/2020	5,000	5,350
Virginia State, Public Building Authority, Ser B, RB
5.000%, 08/01/2026	10,000	12,179
Virginia State, Small Business Financing Authority, AMT, RB
Callable 01/01/2022 @ 100
5.000%, 07/01/2034	3,400	3,669
Virginia State, Transportation Board, RB
5.000%, 09/15/2021	3,410	3,814
5.000%, 03/15/2025	5,285	6,299

		51,621

Washington — 3.4%
King County, Public Hospital District No. 1, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	7,720	9,048
King County, Sewer Revenue, Ser A, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2029	4,200	4,773
Port of Seattle, AMT, GO
Callable 06/01/2021 @ 100
5.250%, 12/01/2021	1,000	1,118
Port of Seattle, Ser A, RB
Callable 08/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,811

22	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Port of Seattle, Ser C, AMT, RB
Callable 10/01/2024 @ 100
5.000%, 04/01/2032	$1,500	$1,700
Seattle, Municipal Light & Power Revenue, Ser A, RB
Callable 02/01/2021 @ 100
5.000%, 02/01/2022	1,230	1,352
Seattle, Municipal Light & Power Revenue, Ser A, RB
Pre-Refunded @ 100
5.000%, 02/01/2021 (A)	1,455	1,602
Washington State, Electric Revenue, Northwest Energy, Columbia Generating Station, Ser A, RB
5.000%, 07/01/2020	5,000	5,420
Washington State, Electric Revenue, Northwest Energy, Columbia Generating Station, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,500	1,765
Washington State, GO
5.000%, 07/01/2023	5,000	5,805
Washington State, Ser 2015-A1, GO
Callable 08/01/2024 @ 100
5.000%, 08/01/2030	2,540	2,995
Washington State, Ser R-2015C, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2032	7,710	8,991
Washington State, Ser R-2015E, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2031	2,730	3,191
Washington State, Ser R-2017A, GO
5.000%, 08/01/2020	5,000	5,428
Washington State, Tobacco Settlement Authority, RB
5.000%, 06/01/2021	3,320	3,690
5.000%, 06/01/2022	2,700	3,070
Washington State, Various Purposes, Ser R-C, GO
5.000%, 07/01/2019	3,000	3,157

		65,916

Wisconsin — 1.7%
Wisconsin State, Environmental Improvement Fund Revenue, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2027	1,500	1,800
5.000%, 06/01/2028	1,500	1,791
5.000%, 06/01/2029	2,000	2,376

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2030	$3,810	$4,471
Wisconsin State, Health & Educational Facilities Authority, Children’s Hospital of Wisconsin, RB
5.000%, 08/15/2034	1,835	2,118
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2034	1,155	1,290
Wisconsin State, Health & Educational Facilities Authority, Unitypoint Health, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 12/01/2029	1,650	1,890
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2023 (B)	900	905
Wisconsin State, Public Finance Authority, Airport Facilities Project, Ser B, AMT, RB
5.000%, 07/01/2022	1,220	1,312
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
Callable 12/01/2027 @ 100
7.000%, 12/01/2050 (B)	1,390	1,622
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/2026 @ 100
4.625%, 06/01/2036 (B)	1,305	1,263
Wisconsin State, Public Finance Authority, Celanese Project, Ser A, AMT, RB
5.000%, 01/01/2024	1,395	1,551
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
Callable 03/01/2026 @ 100
5.000%, 03/01/2034	6,880	7,840
Wisconsin State, Public Finance Authority, Mary Woods Project, Ser A, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2029 (B)	605	665

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, National Gypsum Project, AMT, RB
Callable 11/01/2024 @ 100
5.250%, 04/01/2030	$2,095	$2,258

		33,152

Total Municipal Bonds (Cost $1,859,320) ($ Thousands)		1,909,077

	Shares

CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Cl F
0.890%**†	658,024	658

Total Cash Equivalent (Cost $658) ($ Thousands)		658

Total Investments in Securities— 99.1% (Cost $1,859,978) ($ Thousands)		$1,909,735

Percentages are based on Net Assets of $1,927,601 ($ Thousands).
**	Rate shown is the 7-day effective yield as of November 30, 2017.
†	Investment in Affiliated Security.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2017, the value of these securities amounted to $16,181 ($ Thousands), representing 0.84% of the Net Assets of the Fund.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(D)	Securities are held in connection with a letter of credit issued by a major bank.
(E)	Security is escrowed to maturity.
(F)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BHAC — Berkshire Hathaway Assurance Corporation

Cl — Class

COP — Certificate of Participation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

Q-SBLF — Qualified School Bond Loan Fund

TSASC — Tobacco Settlement Asset Securitization Corporation

RB — Revenue Bond

SA — Special Assessment

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of November 30, 2017 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,909,077	$–	$1,909,077
Cash Equivalent	658	–	–	658

Total Investments in Securities	$658	$1,909,077	$–	$1,909,735

Amounts designated as “—“ are $0.

For the period ended November 30, 2017, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 8/31/2017	Purchases at Cost	Proceeds from Sales	Value 11/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$640	$36,779	$(36,761)	$658	$14

24	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Short Duration Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS – 99.8%

Alabama – 1.4%
Alabama State, Housing Finance Authority, FHA Community Project, Ser C, RB
1.500%, 11/01/2020 (A)	$3,900	$3,888
Birmingham, Airport Authority, AMT, RB, AMBAC
Callable 01/02/2018 @ 100
5.000%, 07/01/2018	2,170	2,176
Black Belt, Energy Gas District, Ser A, RB
4.000%, 08/01/2047 (A)	5,000	5,374
Chatom, Industrial Development Board Revenue Authority, RB
Callable 02/01/2018 @ 100
0.395%, 08/01/2037 (A)	3,500	3,497
East Alabama, Health Care Authority, Ser B, RB
Pre-Refunded @ 100
5.500%, 09/01/2018 (A)(B)	1,000	1,030
Jefferson County, Ser C, GO
Callable 12/03/2018 @ 102
4.900%, 04/01/2021	815	844
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
1.625%, 07/15/2034 (A)	2,490	2,482

		19,291

Alaska – 0.2%
Matanuska-Susitna Borough, Goose Creek Correctional Center Project, RB
5.000%, 09/01/2020	1,000	1,082
North Slope Borough, Ser A, GO
Callable 06/30/2020 @ 100
5.000%, 06/30/2022	1,000	1,078

		2,160

Arizona – 1.9%
Coconino County, Pollution Control, Nevada Power, Ser B, RB
1.600%, 03/01/2039 (A)	2,300	2,280
La Paz County, Excise Tax Revenue Judgment, RB, AGM
Callable 01/02/2018 @ 100
1.350%, 07/01/2019	1,610	1,589
1.200%, 07/01/2018	1,040	1,039
Maricopa County, Gilbert Unified School District No. 41, GO, BAM
3.000%, 07/01/2018	585	591
Maricopa County, Gilbert Unified School District No. 41, Ser A, GO, BAM
2.000%, 07/01/2018	1,060	1,065

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maricopa County, Industrial Development Authority, Coffelt Lamoreaux Apartment Home Project, RB
1.000%, 04/01/2019 (A)	$12,075	$12,064
Maricopa County, Pollution Control, Palo Verde Project, Ser A, RB
2.400%, 06/01/2043 (A)	4,725	4,782
Phoenix, Industrial Development Authority, Mayo Clinic Project, Ser B, RB
Callable 11/30/2017 @ 100
0.920%, 11/15/2052 (A)	1,600	1,600
Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM
0.880%, 09/01/2045 (A)	1,000	1,000

		26,010

California – 3.0%
California State, Department of Water Resources, Central Project Water System, Ser AT, RB
1.090%, 12/01/2035 (A)	4,750	4,750
California State, Department of Water Resources, Central Project Water System, Ser AU, RB
1.410%, 12/01/2035 (A)	2,500	2,500
California State, Infrastructure & Economic Development Bank, The J Paul Getty Project, RB
0.920%, 10/01/2047 (A)	1,600	1,600
California State, Infrastructure & Economic Development Bank, The J Paul Getty Project, RB
1.179%, 04/01/2038 (A)	2,000	2,004
California State, Municipal Finance Authority, Community Medical Centers Project, Ser A, RB
5.000%, 02/01/2018	750	754
5.000%, 02/01/2019	1,000	1,034
California State, Municipal Finance Authority, Republic Services Project, RB
1.050%, 09/01/2021 (A)	1,000	1,000
California State, Municipal Finance Authority, Various Waste Management Projects, Ser A, RB
1.550%, 02/01/2019	1,850	1,855
California State, Ser A, GO
1.230%, 05/01/2033 (A)	4,000	3,999
California State, Ser B, GO
1.309%, 12/01/2031 (A)	1,800	1,817
California State, Ser DCL-011, GO, AGM
1.000%, 08/01/2027 (A)(C)(D)	3,000	3,000

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nuveen, California AMT-Free Quality Municipal Income Fund, RB
Callable 11/30/2017 @ 100
1.260%, 10/01/2047 (A)(D)	$4,000	$4,000
Sacramento, Successor Agency to the Redevelopment Agency, Ser A, TA
4.000%, 12/01/2018	2,000	2,051
3.000%, 12/01/2017	1,000	1,000
Simi Valley, Unified School District, GO
5.000%, 08/01/2018	1,000	1,025
5.000%, 08/01/2019	1,000	1,057
Southern California, Public Power Authority, Magnolia Power Project, Ser 1, RB
2.000%, 07/01/2036 (A)	7,380	7,439
Washington Township, Health Care District, Ser B, RB
5.000%, 07/01/2019	300	314

		41,199

Colorado — 1.1%
Colorado State, Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project, RB
5.000%, 06/01/2019	950	989
Colorado State, Housing & Finance Authority, Multi-Family Housing Loan Program Pass-Through, Crisman Apartments Project, RB, FHA
0.900%, 03/01/2019	1,000	992
Colorado State, Ser A, RAN
4.000%, 06/27/2018	5,000	5,077
E-470, Public Highway Authority, RB
1.440%, 09/01/2039 (A)	2,000	2,006
Park Creek Metropolitan District, TA
4.000%, 12/01/2017	1,000	1,000
4.000%, 12/01/2019	350	365
University of Colorado, Hospital Authority, RB
4.000%, 11/15/2047 (A)	4,000	4,156

		14,585

Connecticut — 3.1%
Bridgeport, Ser B, GO, AGM
5.000%, 10/01/2018	1,165	1,196
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A1, RB
1.000%, 07/01/2042 (A)	3,000	2,966
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser X2, RB
0.900%, 07/01/2037 (A)	5,000	4,996

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut State, Housing Finance Authority, Ser F-4, RB, GNMA/FNMA/FHLMC
1.200%, 11/15/2048 (A)	$3,000	$3,000
Connecticut State, Ser A, GO
1.960%, 03/01/2025 (A)	1,765	1,753
1.920%, 03/01/2024 (A)	565	562
Connecticut State, Ser B, GO
1.460%, 03/01/2019 (A)	1,500	1,501
Connecticut State, Ser C, GO
Callable 11/01/2018 @ 100
5.750%, 11/01/2019	760	788
Connecticut State, Ser D, GO
1.890%, 09/15/2019 (A)	700	705
1.740%, 09/15/2018 (A)	1,465	1,469
Connecticut State, Special Tax Obligation, Transportation Infrastructure Project, Ser A, RB
5.000%, 08/01/2019	1,415	1,486
Connecticut State, Special Tax Obligation, Transportation Infrastructure Project, Ser B, RB
5.000%, 12/01/2019	1,075	1,142
Derby, GO
2.000%, 05/01/2018	8,020	8,036
Hartford County, Metropolitan District, Ser A, GO
5.000%, 07/15/2018	1,175	1,198
5.000%, 07/15/2019	290	303
5.000%, 02/01/2021	565	610
Hartford County, Metropolitan District, Ser B, GO
5.000%, 06/01/2020	1,000	1,065
3.000%, 08/01/2018	2,500	2,516
2.000%, 05/01/2020	400	396
New Britain, Ser A, GO, BAM
5.000%, 03/01/2018 (E)	1,000	1,009
New Haven, GO
2.500%, 05/15/2018	1,000	1,004
New Haven, Ser A, GO
5.250%, 08/01/2020	1,000	1,069
New Haven, Ser A, GO, AGM
5.000%, 08/15/2018 (E)	240	246
5.000%, 08/15/2018	2,510	2,568

		41,584

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Delaware — 0.1%
Delaware State, Health Facilities Authority, Beebe Medical Center Project, Ser A, RB
5.000%, 06/01/2020	$795	$835
4.000%, 06/01/2019	885	899

		1,734

District of Columbia — 2.3%
District of Columbia, Housing Finance Agency, Pomeroy Gardens Apartments Project, RB
1.100%, 10/01/2018 (A)	2,000	1,998
District of Columbia, Housing Finance Agency, Portner Flats Apartments Project, RB
1.000%, 08/01/2019 (A)	27,000	26,930
Metropolitan Washington, Airports Authority, AMT, RB
5.000%, 10/01/2019	2,605	2,754

		31,682

Florida — 3.9%
Central Florida, Expressway Authority, Senior Lien, BAN Callable 01/02/2018 @ 100
1.625%, 01/01/2019	26,000	25,998
Escambia County, Solid Waste Authority, Gulf Power Project, RB
1.800%, 04/01/2039 (A)	3,000	2,983
1.400%, 04/01/2039 (A)	6,750	6,750
Martin County, Health Facilities Authority, Martin Memorial Medical Center Project, RB
5.000%, 11/15/2018	1,660	1,711
Martin County, Pollution Control Authority, Power & Light Project, RB
Callable 11/30/2017 @ 100
0.620%, 07/15/2022 (A)	1,300	1,300
Miami-Dade County, Housing Finance Authority, St. John Plaza Apartments Project, RB
0.950%, 08/01/2019 (A)	2,000	1,995
Orlando, Greater Aviation Authority, Ser A, AMT, RB
5.000%, 10/01/2019	1,575	1,666
Palm Beach County, Health Facilities Authority, Active Senior Retirement Communities, RB
4.000%, 11/15/2020	2,630	2,814
Port St. Lucie, Community Redevelopment
Agency, TA
5.000%, 01/01/2020	2,805	2,991
4.000%, 01/01/2019	1,235	1,267

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
St. Johns County, School Board, COP
5.000%, 07/01/2018	$3,000	$3,063

		52,538

Georgia — 2.9%
Atlanta, Urban Residential Finance Authority, Wheat Street Towers Project, RB
1.400%, 05/01/2020 (A)	3,750	3,734
Burke County, Development Authority, Plant Vogtle Project, RB
1.800%, 10/01/2032 (A)	5,750	5,751
Burke County, Development Authority, Plant Vogtle Project, RB
2.200%, 10/01/2032 (A)	2,000	1,998
Burke County, Development Authority, Plant Vogtle Project, RB
1.850%, 12/01/2049 (A)	7,615	7,559
Cedartown, Housing Authority, Grayfield Apartments Project, RB
1.250%, 01/01/2019 (A)	1,800	1,800
Main Street Natural Gas, Gas Project, Ser B, RB
5.000%, 03/15/2018	2,000	2,020
Monroe County, Development Authority, Georgia Power Plant Scherer Project, RB
2.000%, 07/01/2025 (A)	4,805	4,785
Monroe County, Development Authority, Gulf Power Plant Scherer Project, RB
1.400%, 06/01/2049 (A)	3,320	3,286
Peach County, Development Authority, USG Real Estate Foundation Project, RB
Callable 04/01/2018 @ 100
1.200%, 10/01/2018	7,750	7,727

		38,660

Hawaii — 0.6%
Honolulu Hawaii City & County, Rail Transit Project, GO
1.270%, 09/01/2022 (A)	3,500	3,500
1.270%, 09/01/2023 (A)	5,000	5,000

		8,500

Illinois — 9.4%
Bedford Park Village, Hotel/Motel Tax, RB
3.000%, 12/01/2017	485	485
3.000%, 12/01/2018	340	341
Chicago, O’Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2019	1,000	1,036
Chicago, O’Hare International Airport, Ser B, RB
5.000%, 01/01/2019	3,060	3,173

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, O’Hare International Airport, Ser C, RB
5.000%, 01/01/2019	$4,250	$4,408
5.000%, 01/01/2020	3,000	3,197
Chicago, O’Hare International Airport, Ser F, RB
3.000%, 01/01/2020	1,990	2,040
2.000%, 01/01/2018	1,580	1,581
Chicago, Park District, GO
4.000%, 01/01/2018	1,000	1,002
Chicago, Park District, Ser B, GO
4.000%, 01/01/2018	1,330	1,332
Chicago, Park District, Ser C, GO
4.000%, 01/01/2018	1,500	1,502
Chicago, Ser 2002B, GO
5.000%, 01/01/2020	1,800	1,891
Chicago, Wastewater Transmission Revenue Authority, RB
5.000%, 01/01/2019	825	853
5.000%, 01/01/2023	30	33
Chicago, Wastewater Transmission Revenue Authority, RB, NATL
5.500%, 01/01/2018	250	251
Chicago, Wastewater Transmission Revenue Authority, Ser B, RB
5.000%, 01/01/2019	1,000	1,034
Chicago, Wastewater Transmission Revenue Authority, Ser C, RB
5.000%, 01/01/2018	2,000	2,005
5.000%, 01/01/2019	3,750	3,876
5.000%, 01/01/2020	1,000	1,059
Chicago, Waterworks Revenue Authority, RB
5.000%, 11/01/2018	5,100	5,260
5.000%, 11/01/2019	5,610	5,921
Chicago, Waterworks Revenue Authority, Ser A, RB Callable 11/01/2020 @ 100
5.000%, 11/01/2021	1,000	1,076
Cicero, Ser A, GO, AGM
5.000%, 01/01/2019	1,160	1,197
Cook County, High School District No. 214 Arlington Heights, GO
2.000%, 12/01/2019	1,455	1,460
Cook County, Ser A, GO
5.000%, 11/15/2018	1,000	1,031
5.000%, 11/15/2019	2,465	2,607
Cook County, Township High School District No. 225 Northfield, Ser A, GO
5.000%, 12/01/2018	1,725	1,786

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Du Page Cook & Will Counties, Community College District No. 502, GO Callable 01/02/2018 @ 100
5.000%, 06/01/2019	$2,730	$2,737
Illinois State, Finance Authority, Advocate Health Care Network Project, RB
1.050%, 11/01/2038 (A)	2,975	2,968
Illinois State, Finance Authority, Bradley University Project, Ser C, RB
5.000%, 08/01/2021	450	493
Illinois State, Finance Authority, Chicago International Charter School Project, RB
4.000%, 12/01/2020	415	434
Illinois State, Finance Authority, Evanston Northwestern Health Care, RB Callable 11/30/2017 @ 100
0.940%, 05/01/2031 (A)	4,000	4,000
Illinois State, Finance Authority, Presbyterian Homes Project, Ser A, RB
1.250%, 05/01/2018	1,000	1,001
Illinois State, Finance Authority, Silver Cross Hospital and Medical Centers Project, RB Pre-Refunded @ 100
7.000%, 08/15/2019 (B)	3,000	3,268
Illinois State, Finance Authority, Swedish Covenant Hospital Project, RB
5.000%, 08/15/2020	950	1,005
5.000%, 08/15/2021	400	431
Illinois State, GO
5.000%, 01/01/2018	1,000	1,002
5.000%, 05/01/2018	3,225	3,265
5.000%, 07/01/2019	11,205	11,660
5.000%, 02/01/2020	8,425	8,792
4.000%, 07/01/2018	1,150	1,163
4.000%, 02/01/2021	1,350	1,381
Illinois State, Housing Development Authority, University Village Apartments Project, RB
1.330%, 02/01/2020 (A)	3,000	2,998
Illinois State, RB
5.000%, 06/15/2019	2,125	2,220
Illinois State, RB, NATL
5.750%, 06/15/2019	545	577
Illinois State, Ser B, GO
5.250%, 01/01/2020	3,425	3,587
Illinois State, Ser B, RB
5.000%, 06/15/2018	1,060	1,079
Illinois State, Ser D, GO
5.000%, 11/01/2021	5,000	5,307
Joliet, Ser A, GO
3.000%, 12/15/2017	750	750

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lake County, Forest Preserve District, Ser A, GO
1.364%, 12/15/2020 (A)	$500	$499
Lake County, Woodland Community Consolidated School District No. 50, GO
4.000%, 01/01/2018	1,000	1,002
Macon County, School District No. 61 Decatur, GO, NATL
Callable 01/02/2018 @ 100
4.000%, 12/01/2018	560	561
McHenry & Kane Counties, Huntley Community Consolidated School District No. 158, GO, NATL
2.085%, 01/01/2021 (F)	2,750	2,532
Regional Transportation Authority, Ser A, RB
5.000%, 07/01/2019	5,045	5,299
Springfield, Electric Revenue, RB
5.000%, 03/01/2018	1,000	1,008
Tender Option Bond Trust Receipts, Ser 2017- XG0108, RB
Callable 04/01/2027 @ 100
1.150%, 04/01/2046 (A)(C)(D)	3,050	3,050
University of Illinois, Ser B, RB, NATL
5.500%, 04/01/2018	1,465	1,484

		126,990

Indiana – 3.7%
Evansville, Multifamily Housing Revenue, Consolidated RAD Projects, Ser A, RB
0.900%, 06/01/2018 (A)	2,000	2,000
Fort Wayne, Sewage Works Revenue, RB
2.000%, 08/01/2018	2,000	2,008
Hammond, Local Public Improvement Bond Bank, Advanced Funding Program Notes, Ser S, RAN
2.125%, 12/31/2017	2,000	2,000
Indiana State, Finance Authority, Duke Energy Project, Ser A2, RB
3.375%, 03/01/2019	3,010	3,067
Indiana State, Finance Authority, Republic Services Project, Ser B, RB
0.500%, 05/01/2028 (A)	1,500	1,500
Indiana State, Health Facility Financing Authority, Ascension Health Credit Group, RB
4.000%, 11/15/2036 (A)	9,225	9,493
Indiana State, Health Facility Financing Authority, Ascension Health Credit Group, RB
1.350%, 11/01/2027 (A)	1,835	1,809

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana State, Health Facility Financing Authority, Ascension Health Credit Group, Ser 2005A-6, RB
1.150%, 10/01/2026 (A)	$2,525	$2,525
Indiana State, Health Facility Financing Authority, RB
1.375%, 10/01/2027 (A)	1,575	1,556
Indiana State, Health Facility Financing Authority, RB
Pre-Refunded @ 100
1.375%, 05/01/2020 (A)(B)	30	30
Rockport, Industry Pollution Control, Indiana Michigan Power Project, RB
1.750%, 06/01/2025 (A)	10,700	10,702
Rockport, Industry Pollution Control, Indiana Michigan Power Project, Ser D, RB
2.050%, 04/01/2025 (A)	1,500	1,503
St. Joseph County, Economic Development Authority, Saint Mary’s College, Ser A, RB
5.000%, 04/01/2020	705	752
5.000%, 04/01/2021	740	808
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
1.530%, 12/01/2044 (A)	7,075	7,083
Whiting, Industry Environmental Facilities, BP Products North America Project, RB
1.850%, 06/01/2044 (A)	3,500	3,518

		50,354

Iowa – 1.7%
Buchanan County, People’s Memorial Hospital, RB
Callable 06/01/2018 @ 100
1.500%, 12/01/2018	2,750	2,732
Iowa State, Finance Authority, ESW Rural Development Project, RB
1.250%, 09/01/2020 (A)	1,915	1,911
Iowa State, Finance Authority, Shenandoah Medical Center Project, BAN
Callable 01/02/2018 @ 100
1.750%, 06/01/2018	4,000	3,988
Iowa State, Higher Education Loan Authority, Upper Iowa University Project, RB
Callable 03/01/2018 @ 100
1.000%, 09/01/2018	14,940	14,865

		23,496

Kansas – 0.3%
Wichita, Ser 286, GO
Callable 04/13/2018 @ 100
1.100%, 10/13/2018	3,685	3,678

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Kentucky – 3.7%
Carroll County, Pollution Control Authority, Kentucky Utilities Project, RB
1.050%, 09/01/2042 (A)	$10,000	$9,831
Kentucky State, Economic Development Finance Authority, AMT, GO
1.200%, 04/01/2031 (A)	1,000	1,000
Kentucky State, Economic Development Finance Authority, Baptist Health Care System, Ser A, RB
5.000%, 08/15/2018	795	813
Kentucky State, Housing Authority, Parkway Manor Project, RB
1.450%, 03/01/2020 (A)	1,625	1,619
Kentucky State, Property & Building Commission, Ser A, RB
5.000%, 08/01/2020	1,100	1,185
Louisville & Jefferson County, Metropolitan Government, Gas & Electric Project, RB
1.250%, 06/01/2033 (A)	3,500	3,463
Louisville & Jefferson County, Metropolitan Government, Gas & Electric Project, RB
2.200%, 02/01/2035 (A)	1,300	1,305
Louisville & Jefferson County, Metropolitan Sewer District, RB
5.000%, 11/12/2018	5,500	5,684
Trimble, Pollution Control, Louisville Gas and Electric Project, AMT, RB
1.350%, 11/01/2027 (A)	15,000	14,986
Trimble, Pollution Control, Louisville Gas and Electric Project, Ser A, RB
1.050%, 09/01/2026 (A)	10,750	10,737

		50,623

Louisiana – 0.3%
Louisiana State, Offshore Terminal Authority, Loop Project, RB
2.000%, 10/01/2040 (A)	1,000	996
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2020	1,000	1,092
Parish of Bossier, Sales Tax, Ser A, RB
2.000%, 07/01/2018	2,325	2,332

		4,420

Maryland – 0.2%
Maryland State, Community Development Administration, Waverley View Apartments Project, Ser G, RB Callable 05/01/2018 @ 100
1.150%, 02/01/2019	3,000	2,977

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Massachusetts – 1.1%
Haverhill, BAN
2.000%, 12/15/2017	$3,000	$3,001
Massachusetts State, Development Finance Agency, Partners Health Care System, RB Callable 11/30/2017 @ 100
0.760%, 07/01/2046 (A)	800	800
Massachusetts State, Development Finance Agency, Solid Waste Disposal, Waste Management Project, AMT, RB
1.600%, 05/01/2027 (A)	4,000	4,005
Massachusetts State, Development Finance Agency, Umass Memorial Healthcare Project, Ser I, RB
5.000%, 07/01/2019	575	600
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
4.000%, 07/01/2020	375	392
3.000%, 07/01/2019	225	229
Massachusetts State, Housing Finance Agency, Conduit-Binnal House Project, Ser S, RB
1.500%, 08/01/2018 (A)	2,475	2,474
Massachusetts State, Housing Finance Agency, Highland Glen Project, Ser A, RB
1.220%, 08/01/2019 (A)	3,000	2,973

		14,474

Michigan – 3.7%
East Lansing, School District, GO
5.000%, 05/01/2018	400	406
Forest Hills, Public Schools, GO
5.000%, 05/01/2018	2,000	2,030
5.000%, 05/01/2019	1,425	1,492
Grand Rapids, Public Schools, GO, AGM
5.000%, 05/01/2019	4,550	4,752
L’Anse Creuse, Public Schools, GO
5.000%, 05/01/2018	725	736
Livonia, Public School District, GO, BAM
5.000%, 05/01/2018	850	862
Michigan State, Finance Authority, Ascension Health Care Project, Ser E1, RB
1.100%, 11/15/2046 (A)	2,000	1,982
Michigan State, Finance Authority, Henry Ford Health System Project, RB
5.000%, 11/15/2019	525	556
5.000%, 11/15/2020	530	576
Michigan State, Finance Authority, Local Government Loan Program, Ser D1, RB, AGM
5.000%, 07/01/2018	2,275	2,319

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Hospital Finance Authority, Ascension Health Care Project, RB
Pre-Refunded @ 100
0.950%, 02/01/2018 (A)(B)	$225	$225
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser A2, RB
1.500%, 11/01/2027 (A)	1,705	1,690
Michigan State, Hospital Finance Authority, Ascension Health Credit Group, RB
Callable 11/15/2019 @ 100
5.000%, 11/15/2020	2,000	2,127
5.000%, 11/15/2021	750	798
Michigan State, Hospital Finance Authority, Ascension Health Credit Project, RB
0.950%, 11/15/2033 (A)	3,000	2,998
Michigan State, Strategic Fund, Detroit Edison Project, RB
1.450%, 08/01/2029 (A)	1,900	1,876
Michigan State, Strategic Fund, Waste Management Project, AMT, RB
1.450%, 08/01/2027 (A)	10,000	10,009
Southfield, Public Schools, GO, Q-SBLF
5.000%, 05/01/2019	900	941
4.000%, 05/01/2018	2,500	2,526
University of Michigan, Ser E, RB
1.400%, 04/01/2033 (A)	2,000	2,000
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Junior Lien, AMT, RB, NATL
5.000%, 12/01/2017	2,660	2,660
Wayne County, Airport Authority, Ser C, RB
5.000%, 12/01/2018	1,000	1,035
West Bloomfield, School District, GO
4.000%, 05/01/2018	1,725	1,743
Woodhaven-Brownstown County, School District, School Building and Site Project, GO, Q-SBLF
4.000%, 05/01/2018	1,790	1,808
4.000%, 05/01/2019	2,140	2,206

		50,353

Minnesota – 2.6%
Apple Valley, Senior Living Revenue, Minnesota Senior Living Project, RB
4.000%, 01/01/2021	500	526
4.000%, 01/01/2022	555	589
Maple Grove, Health Care Facilities, Maple Grove Hospital Project, RB
3.000%, 05/01/2019	1,000	1,014

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Minnesota State, Housing Finance Agency, Residential Housing Project, Ser A, AMT, RB, GNMA/FNMA/FHLMC
1.300%, 07/01/2019	$430	$427
Todd Morrison Cass & Wadena Counties, United Hospital District, Lakewood Health System Project, GO
Callable 06/01/2018 @ 100
1.200%, 12/01/2018	21,335	21,256
Todd Morrison Cass & Wadena Counties, United Hospital District, Lakewood Health System Project, Ser A, RB
Callable 06/01/2018 @ 100
1.300%, 12/01/2018	11,000	10,959

		34,771

Mississippi – 1.1%
Jackson County, Port Facility Authority, Chevron USA Project, RB
Callable 12/01/2017 @ 100
0.820%, 06/01/2023 (A)	1,415	1,415
Mississippi State, Business Finance, Chevron USA Project, Ser F, RB
Callable 12/01/2017 @ 100
0.840%, 12/01/2030 (A)	1,000	1,000
Mississippi State, Business Finance, Coast Electric Power Project, Ser C, RB
Callable 05/01/2018 @ 100
0.950%, 05/01/2037 (A)	2,000	1,998
Mississippi State, Business Finance, Power Project, RB
1.625%, 12/01/2040 (A)	2,000	2,000
Mississippi State, Business Finance, Waste Management Project, AMT, RB
1.450%, 03/01/2027 (A)	2,000	2,001
Mississippi State, Business Finance, Waste Management Project, RB
1.350%, 03/01/2029 (A)	500	497
Mississippi State, Development Bank, Jackson Public School District Project, RB
5.000%, 04/01/2018	595	602
5.000%, 04/01/2019	1,650	1,722
Mississippi State, Hospital Equipment & Facilities Authority, Baptist Memorial Health, RB
1.400%, 09/01/2022 (A)(D)	1,350	1,349
Mississippi State, Ser B, GO
1.159%, 09/01/2027 (A)	2,500	2,481

		15,065

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Missouri – 1.0%
Kansas City, Industrial Development Authority, RB, AMBAC
Pre-Refunded @ 100
5.000%, 12/01/2017 (B)	$1,000	$1,000
Missouri State, Health & Educational Facilities Authority, BJC Health System Project, Ser C, RB Callable 11/30/2017 @ 100
0.950%, 05/15/2038 (A)	1,800	1,800
Saint Charles Community College, GO, NATL
5.250%, 02/15/2018	1,000	1,008
Springfield, Ser B, AMT, RB
5.000%, 07/01/2019	2,940	3,082
St. Charles County, COP
5.000%, 02/01/2019	1,235	1,283
St. Louis, Airport Revenue, Ser B, AMT, RB, AGM
4.000%, 07/01/2019	3,000	3,100
St. Louis, Industrial Development Authority, Convention Center Hotel, RB, AMBAC
1.613%, 07/15/2018 (F)	2,000	1,979

		13,252

Montana – 0.5%
Montana State, Board of Investments, Inter Capital Program, Municipal Finance Consolidation Act Bonds, RB
Callable 03/01/2018 @ 100
1.200%, 03/01/2042 (A)	7,000	6,999

Nebraska – 0.4%
Central Plains Energy Project, RB
5.000%, 08/01/2039 (A)	2,965	3,134
Central Plains, Energy Project No. 1, RB
0.925%, 12/01/2017 (A)	305	305
Nebraska State, Public Power District, RB
4.000%, 01/01/2018	575	576
Scotts Bluff County, Hospital Authority, Regional West Medical Center, RB
5.000%, 02/01/2019	500	513
4.000%, 02/01/2018	300	301

		4,829

Nevada – 0.8%
Clark County, School District, Ser A, GO
5.000%, 06/15/2022	7,500	8,494
Humboldt County, Pollution Control, Sierra Pacific Power Project, Ser A, RB
1.250%, 10/01/2029 (A)	1,750	1,732

		10,226

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Hampshire – 0.5%
Cheshire County, TAN
2.000%, 12/29/2017	$3,500	$3,502
New Hampshire State, Health & Education Facilities Authority Act, Elliot Hospital, RB
5.000%, 10/01/2019	2,600	2,629
New Hampshire State, Health & Education Facilities Authority Act, Kendal at Hanover, RB
3.000%, 10/01/2018	400	405

		6,536

New Jersey – 8.5%
Gloucester County, Solid Waste Improvement Authority, Waste Management Project, Ser A, RB
2.125%, 12/01/2029 (A)	1,800	1,800
Hamilton Township, BAN
2.000%, 05/23/2018	7,016	7,044
Lyndhurst Township, BAN
2.000%, 03/15/2018	6,403	6,409
Millville, GO
2.000%, 07/15/2021	1,060	1,057
New Jersey State, Economic Development Authority, Cigarette Tax, RB
5.000%, 06/15/2018	2,500	2,544
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
5.250%, 09/01/2019	540	565
5.000%, 12/15/2018	2,800	2,885
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2025 @ 100
2.040%, 09/01/2025 (A)	4,500	4,388
New Jersey State, Economic Development Authority, Ser B, RB
5.000%, 11/01/2019	5,000	5,233
New Jersey State, Economic Development Authority, Sub-Ser A, RB
4.000%, 07/01/2022	3,500	3,650
New Jersey State, Educational Facilities Authority, William Paterson University Project, RB, BAM
5.000%, 07/01/2019	1,995	2,097
New Jersey State, Higher Education Student Assistance Authority, Ser 1B, AMT, RB
5.000%, 12/01/2019	1,000	1,053
5.000%, 12/01/2020	1,500	1,616

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
5.000%, 06/01/2019	$1,075	$1,120
New Jersey State, Housing & Mortgage Finance Agency, Aspen Riverpark Apartments Project, RB
1.200%, 10/01/2019 (A)	4,410	4,404
New Jersey State, Housing & Mortgage Finance Agency, Camden Townhouses Project, Ser F, RB
1.350%, 02/01/2020 (A)	3,500	3,484
New Jersey State, Housing & Mortgage Finance Agency, Ser B, RB
1.250%, 05/01/2019	4,555	4,517
1.050%, 05/01/2018	6,560	6,554
New Jersey State, Housing & Mortgage Finance Agency, Ser L, RB
1.500%, 11/01/2019 (A)	5,675	5,647
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 06/15/2019	14,130	14,670
5.000%, 06/15/2020	1,990	2,114
New Jersey State, Transportation Trust Fund Authority, RB, XLCA
5.000%, 12/15/2017	1,200	1,201
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.000%, 06/15/2018	4,500	4,573
New Jersey State, Transportation Trust Fund Authority, Ser A, RB, AGM
5.250%, 12/15/2020	2,360	2,558
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/2018	4,845	4,924
New Jersey State, Transportation Trust Fund Authority, Ser B, RB, NATL
5.500%, 12/15/2021	535	595
New Jersey State, Turnpike Authority, Ser C-3, RB
1.470%, 01/01/2023 (A)	6,000	5,964
New Jersey State, Turnpike Authority, Ser C-5, RB
1.329%, 01/01/2028 (A)	2,000	1,990
Newark, Housing Authority, South Ward Police Facility Project, RB, AGC
4.500%, 12/01/2018	215	217
Orange Township, General Improvement Project, GO
2.250%, 12/01/2020	940	943
Plainfield, GO
2.000%, 08/28/2018	3,244	3,257

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Salem County, GO
2.250%, 06/21/2018	$2,000	$2,005
Salem County, Pollution Control Financing Authority, Philadelphia Electric Project, Ser S, AMT, RB
2.500%, 03/01/2025 (A)	2,600	2,615
Stafford Township, Ser A, BAN
2.250%, 05/09/2018	2,000	2,009

		115,702

New Mexico — 0.6%
Farmington, Pollution Control, Southern California Edison Project, Ser A, RB
1.875%, 04/01/2029 (A)	1,150	1,147
New Mexico State, Mortgage Finance Authority, South Shiprock Homes Project, RB
1.350%, 06/01/2020 (A)	4,000	3,979
New Mexico State, Municipal Energy Acquisition Authority, Ser B, RB
1.582%, 11/01/2039 (A)	2,000	1,994
New Mexico State, Municipal Energy Acquisition Authority, Sub-Ser A, RB
5.000%, 11/01/2039 (A)	350	368

		7,488

New York — 9.6%
Board of Cooperative Educational Services, Sole Supervisory District, RAN
2.000%, 06/15/2018	6,000	6,012
2.000%, 09/28/2018	4,250	4,260
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB
5.750%, 07/15/2019	1,935	2,072
Chautauqua County, Capital Resource, Jamestown Center Project, RB
1.700%, 11/01/2031 (A)	1,200	1,190
Chenango Forks, Central School District, GO
2.250%, 06/20/2018	2,000	2,008
Eaton Vance, Municipal Income Trust, AMT, RB
Callable 01/02/2018 @ 100
2.140%, 09/01/2019 (A)(D)	3,000	3,000
Geneva, BAN
2.375%, 05/09/2018	8,500	8,545
Greater Southern Tier, Board of Cooperative Educational Services District, RAN
2.000%, 06/29/2018	10,000	10,018
Jordan-Elbridge, Central School District, GO
2.250%, 06/28/2018	2,000	2,008
Long Beach, Ser A, GO
2.000%, 02/15/2018	8,000	8,009

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser B5, RAN
2.000%, 02/01/2018	$3,855	$3,859
Metropolitan New York, Transportation Authority, Ser D2, RB
4.000%, 11/15/2034 (A)	3,000	3,108
Metropolitan New York, Transportation Authority, Ser G1, RB
0.594%, 11/01/2032 (A)	1,100	1,092
Metropolitan New York, Transportation Authority, Sub-Ser D-2, RB
1.420%, 11/15/2044 (A)	2,000	1,992
Mexico, Central School District, GO
2.250%, 06/29/2018	5,000	5,024
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2017	2,380	2,380
New York City, Housing Development, RB
1.850%, 05/01/2021 (A)	2,000	2,002
New York City, Housing Development, Ser F, RB
1.000%, 11/01/2047 (A)	3,000	2,996
New York City, Housing Development, Sustainable Neighborhood Bonds, RB
1.450%, 05/01/2050 (A)	1,005	1,001
New York City, Ser C4, GO, AGC
0.890%, 10/01/2027 (A)	350	350
New York State, Dormitory Authority, Orange Regional Medical Center, RB
4.000%, 12/01/2018 (D)	1,300	1,322
New York State, Housing Finance Agency, Ser B, RB, GNMA/FNMA/FHLMC
1.300%, 05/01/2020	10,000	9,847
1.100%, 05/01/2019	3,000	2,976
0.950%, 11/01/2018	7,900	7,867
Nuveen, New York AMT-Free Quality Municipal Income Fund, RB, AMT
Callable 11/30/2017 @ 100
1.030%, 05/01/2047 (A)(D)	4,000	4,000
Oyster Bay, Ser A, BAN
3.500%, 06/01/2018	1,000	1,007
Oyster Bay, Ser C, BAN
2.500%, 06/01/2018	2,000	2,004
Philadelphia, Indian River Central School District, GO
2.250%, 07/13/2018	3,000	3,015
Queensbury, Union Free School District, GO
2.250%, 04/27/2018	2,500	2,510
Schuylerville, Central School District, GO
2.000%, 06/29/2018	5,000	5,011
Suffolk County, Ser C, GO
5.000%, 05/01/2019	1,325	1,384

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2020	$2,000	$2,163
4.000%, 06/01/2019	3,000	3,109
3.000%, 06/01/2018	2,000	2,012
Watertown, Enlarged City School District, GO
2.500%, 07/13/2018	11,397	11,462

		130,615

North Carolina – 0.4%
North Carolina State, Capital Facilities Finance Agency, Republic Services Project, Ser A, RB
1.050%, 07/01/2034 (A)	815	815
North Carolina State, Medical Care Commission, Ser B, RB
Callable 11/30/2017 @ 100
0.930%, 11/01/2034 (A)	500	500
North Carolina State, Municipal Power Agency No. 1, Ser A, RB
5.000%, 01/01/2018	4,000	4,011

		5,326

Ohio – 3.6%
Cuyahoga Falls, GO
1.750%, 08/08/2018	3,220	3,223
Cuyahoga, Metropolitan Housing Authority, Carver Park Phase I Project, RB
1.000%, 09/01/2019 (A)	4,450	4,430
Franklin County, Poindexter Phase IIA Project, RB
1.100%, 12/01/2018 (A)	2,000	2,000
Franklin County, Sawyer & Trevitt Project, RB
1.300%, 06/01/2020 (A)	4,675	4,650
Hamilton County, Cincinnati Children’s Hospital Project, RB
5.000%, 05/15/2018	450	457
Hamilton County, Healthcare Improvement, Life Enriching Communities Project, RB
4.000%, 01/01/2018	280	280
4.000%, 01/01/2019	550	563
4.000%, 01/01/2020	575	599
Kettering, School District, GO
5.000%, 12/01/2018	1,000	1,036
Lakewood, Income Tax Revenue, Various Purpose, RAN
2.000%, 04/02/2018	955	957
Lancaster, Port Authority, RB
1.432%, 02/01/2019 (A)	2,000	1,997
0.671%, 08/01/2018 (A)	1,335	1,335
Logan County, Capital Facilities, BAN
2.000%, 12/20/2017	3,000	3,001

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Miamisburg, Various Purpose, GO
2.000%, 06/28/2018	$4,000	$4,009
Newark, GO
2.250%, 08/14/2018	1,120	1,124
Ohio State, Air Quality Development Authority, Ser 2005B, RB
3.125%, 01/01/2034 (A)	4,000	1,884
Ohio State, Higher Educational Facility Commission, John Carroll University Project, RB
2.250%, 09/01/2033 (A)	2,880	2,894
Ohio State, Housing Finance Agency, Sem Manor Project, RB
1.250%, 09/01/2020 (A)	1,000	988
Ohio State, Housing Finance Agency, Woodruff Village Apartments Project, RB
1.300%, 03/01/2020 (A)	2,750	2,746
Ohio State, Solid Waste Revenue Authority, Republic Services Project, RB
1.050%, 11/01/2035 (A)	2,000	2,000
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser B, RB
Callable 09/01/2018 @ 100
1.000%, 12/01/2020 (A)	3,750	3,750
Tipp City, Various Purpose, Ser A, BAN
1.750%, 02/14/2018	2,482	2,483
Trenton, BAN
2.000%, 11/17/2018	1,500	1,500
Union County, BAN
Callable 01/02/2018 @ 100
1.200%, 03/28/2018	890	890

		48,796

Oklahoma — 1.6%
Carter County, Independent School District No. 27, Plainview Public Schools Project, GO
1.700%, 07/01/2019	1,115	1,106
Cleveland County, Moore-Norman Technology Center, School District No. 17, GO
0.050%, 06/01/2019	4,105	3,975
Garvin County, Independent School District No. 9, Lindsay Public Schools Project, GO
1.700%, 07/01/2019	1,305	1,292
Kingfisher County, Independent School District No. 16, Hennessey Building Project, GO
1.625%, 06/01/2019	940	930

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Logan County, Independent School District No. 1 Guthrie Board of Education, GO
4.000%, 08/01/2020	$1,000	$1,055
Oklahoma State, Housing Finance Agency, Savanna Landing Apartments Project, RB
0.850%, 07/01/2019 (A)	3,000	2,992
Tulsa County, Broken Arrow Independent School District No. 3, GO
3.000%, 04/01/2019	2,830	2,882
Tulsa County, Industrial Authority, Indian Springs Apartments Project, RB
0.850%, 09/01/2019 (A)	7,885	7,875

		22,107

Oregon — 1.1%
Gilliam County, Solid Waste Disposal Revenue, Waste Management Project, AMT, RB
1.600%, 07/01/2038 (A)	15,000	15,018

Pennsylvania — 5.1%
Armstrong, School District, GO
Callable 03/15/2019 @ 100
2.375%, 03/15/2020	715	719
Bethlehem, Area School District, Ser AA, GO, AGC Callable 04/15/2019 @ 100
4.000%, 10/15/2019	850	871
Cumberland County, Municipal Authority, Diakon Lutheran Ministries Project, RB
4.000%, 01/01/2018	500	501
4.000%, 01/01/2019	535	549
Dover, Area School District, GO
4.000%, 04/01/2020	1,050	1,097
Downingtown, Area School District, GO
1.340%, 05/01/2030 (A)	2,000	2,006
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
4.000%, 12/01/2020	415	446
3.000%, 12/01/2017	285	285
Indiana County, Industrial Development Authority, Residential Revival Project, RB
Callable 10/01/2018 @ 100
1.550%, 04/01/2019	12,260	12,171
Indiana County, Industrial Development Authority, Residential Revival Project, RB
Callable 03/01/2020 @ 100
1.450%, 09/01/2020	9,700	9,656
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
1.800%, 09/01/2029 (A)	1,500	1,470

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Manheim Township, School District, Ser A, GO
1.015%, 05/01/2018 (A)	$1,160	$1,160
Montgomery County, Industrial Development Authority, Exelon Generation Project, Ser S, RB
2.550%, 12/01/2029 (A)	4,000	4,036
Pennsylvania State, Capital Region Water Authority, Ser A, RB
5.000%, 07/15/2019	1,350	1,421
Pennsylvania State, COP, AGM
4.000%, 11/01/2018	1,945	1,981
Pennsylvania State, Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project, AMT, RB
4.000%, 06/30/2018	2,635	2,674
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, Ser A, RB
1.500%, 11/01/2021 (A)	3,000	3,000
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, Ser A, AMT, RB
2.625%, 11/01/2021	1,910	1,963
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, Ser A, AMT, RB
1.250%, 04/01/2019 (A)	1,500	1,500
Pennsylvania State, GO
5.000%, 02/01/2019	3,045	3,165
Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program, York College Project, RB
2.000%, 05/01/2034 (A)	2,440	2,435
Pennsylvania State, Higher Educational Facilities Authority, East Stroudsburg Student Housing Project, Ser 1B, RAN Callable 01/02/2018 @ 100
0.875%, 02/01/2018	4,700	4,692
Pennsylvania State, Housing Finance Agency, RB
1.850%, 12/01/2019 (A)	3,000	3,002
Pennsylvania State, Public School Building Authority, RB
5.000%, 04/01/2018	920	929
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2017	1,440	1,440
Philadelphia, Housing Authority, PHA Headquarters Project, RB
4.000%, 05/01/2021	550	586

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, School District, Ser D, GO
5.000%, 09/01/2018	$1,000	$1,023
Pittsburgh, Housing Authority Revenue, RB
1.400%, 10/01/2021 (A)	4,275	4,236
Reading, School District, GO, AGM
5.000%, 03/01/2021	200	218

		69,232

Rhode Island – 0.9%
Rhode Island State, Commerce Department of Transportation, RB
5.000%, 06/15/2019	1,000	1,050
Rhode Island State, Health & Educational Building Authority, Providence Public Building Authority, RB, AGM
3.000%, 05/15/2018	4,000	4,020
Rhode Island State, Health & Educational Building Authority, RB
5.000%, 05/15/2018	1,250	1,268
Rhode Island State, Housing & Mortgage Finance, AMT, RB
1.400%, 04/01/2019	1,805	1,793
1.200%, 10/01/2018	1,495	1,490
Rhode Island State, Housing & Mortgage Finance, RB
1.340%, 10/01/2045 (A)	2,000	2,000

		11,621

South Carolina – 1.2%
Piedmont, Municipal Power Agency, RB
5.250%, 01/01/2018	2,895	2,904
Piedmont, Municipal Power Agency, RB
Pre-Refunded @ 100
5.250%, 01/01/2018 (B)	1,105	1,108
SCAGO, Educational Facilities for Sumter County, School District 17, RB
5.000%, 12/01/2018	1,695	1,752
4.000%, 12/01/2017	1,130	1,130
South Carolina State, Housing Finance & Development Authority, The Assembly Project, RB
0.900%, 08/01/2019 (A)	6,745	6,723
Spartanburg County, School District No. 7, BAN
5.000%, 11/15/2018	2,000	2,068

		15,685

South Dakota – 0.0%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligation Group Project, Ser B, RB
3.000%, 11/01/2018	500	506

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tennessee — 1.1%
Hamilton County, Industrial Development Board, Jaycee Tower Apartments Project, RB
1.370%, 07/01/2020 (A)	$3,000	$2,996
Knox County, Health Educational & Housing Facility Board, RB
4.000%, 04/01/2021	750	789
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Hermitage Flats Apartment Project, RB
1.300%, 07/01/2020 (A)	3,860	3,845
Monroe County, GO
Callable 12/15/2018 @ 100 1.200%, 06/15/2019	5,000	4,970
Tennessee State, Energy Acquisition Authority, Ser C, RB
5.000%, 02/01/2018	2,000	2,012

		14,612

Texas — 11.7%
Alvin, Independent School District, Schoolhouse Project, Ser B, GO, PSF-GTD
0.950%, 02/15/2039 (A)	2,000	1,993
Alvin, Independent School District, Schoolhouse Project, Ser B, GO, PSF-GTD
1.400%, 02/15/2036 (A)	2,725	2,717
Brazoria County, Toll Road Authority, Ser B, RB
1.450%, 03/01/2020	6,500	6,424
Clear Creek, Independent School District, Ser B, GO, PSF-GTD
1.450%, 02/15/2035 (A)	1,500	1,488
Corpus Christi, Independent School District, School Buildings Project, Ser A, GO, PSF-GTD
2.000%, 08/15/2047 (A)	1,125	1,129
Cypress-Fairbanks, Independent School District, Ser A-1, GO, PSF-GTD 2.000%, 02/15/2027 (A)	3,000	3,012
Cypress-Fairbanks, Independent School District, Ser B1, GO, PSF-GTD 0.900%, 02/15/2040 (A)	3,000	2,989
Cypress-Fairbanks, Independent School District, Ser B2, GO, PSF-GTD 1.400%, 02/15/2040 (A)	1,500	1,491
Dallas, Independent School District, Ser B3, GO, PSF-GTD 5.000%, 02/15/2036 (A)	5,000	5,192
Del Rio, GO, BAM 4.000%, 06/01/2018	440	446

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Fort Bend, Independent School District, Ser A, GO, PSF-GTD 0.900%, 08/01/2040 (A)	$1,955	$1,948
Fort Bend, Independent School District, Ser B, GO, PSF-GTD 1.350%, 08/01/2040 (A)	1,785	1,773
Fort Bend, Independent School District, Ser C-GREEN, GO, PSF-GTD 1.350%, 08/01/2042 (A)	10,050	10,021
Fort Bend, Independent School District, Ser D, GO, PSF-GTD 1.500%, 08/01/2042 (A)	8,025	7,991
Georgetown, Independent School District, GO 2.000%, 08/01/2034 (A)	3,000	3,011
Goose Creek, Consolidated Independent School District, Ser B, GO, PSF-GTD 1.180%, 02/15/2035 (A)	1,500	1,485
Houston, Independent School District, GO, PSF-GTD 1.700%, 06/01/2030 (A)	1,065	1,067
Houston, Independent School District, GO, PSF-GTD 1.450%, 06/01/2029 (A)	9,205	9,160
Houston, Independent School District, Ser A1B, BAN, PSF-GTD 3.000%, 06/01/2039	8,430	8,496
Houston, Independent School District, Ser B, GO, PSF-GTD 0.950%, 06/01/2035 (A)	10,000	9,961
Lamar, Consolidated Independent School District, Ser A, RB 1.050%, 08/15/2047 (A)	2,100	2,094
Love Field, Airport Modernization, Southwest Airlines Project, AMT, RB 5.000%, 11/01/2018	2,200	2,270
Lower Neches Valley, Industrial Development Authority, ExxonMobil Project, Ser 2011, RB
Callable 11/30/2017 @ 100 0.950%, 11/01/2051 (A)	400	400
Lower Neches Valley, Industrial Development Authority, ExxonMobil Project, Ser 2012, RB
Callable 11/30/2017 @ 100 0.950%, 05/01/2046 (A)	300	300
Lower Neches Valley, Industrial Development Authority, ExxonMobil Project, Ser A, RB
Callable 11/30/2017 @ 100 0.940%, 11/01/2029 (A)	3,000	3,000

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

NOVEMBER 30, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Mansfield, Independent School District, GO, PSF-GTD
1.750%, 08/01/2042 (A)	$2,000	$2,067
Matagorda County, Navigation District No. 1, Central Power and Light Project, AMT, RB
1.750%, 05/01/2030 (A)	5,000	4,919
Midlothian, Independent School District, Ser B, RAN, PSF-GTD
2.500%, 08/01/2052 (A)	3,000	3,021
Mission, Economic Development Authority, Waste Management Project, AMT, RB
Callable 08/01/2019 @ 100
2.500%, 08/01/2020	4,500	4,531
New Hope, Cultural Education Facilities Finance, Student Housing Construction Project, RAN
Callable 12/21/2017 @ 100
1.000%, 02/01/2018	5,900	5,897
North East, Independent School District, Ser B, GO, PSF-GTD
1.420%, 08/01/2040 (A)	1,370	1,359
North Texas, Tollway Authority, Ser C, RB
1.950%, 01/01/2038 (A)	1,410	1,410
Northside, Independent School District, GO, PSF-GTD
1.650%, 08/01/2045 (A)	3,775	3,780
Rockwall, Independent School District, School Building Project, RB, PSF-GTD
Callable 12/01/2017 @ 100
0.960%, 08/01/2037 (A)	1,700	1,700
SA Energy Acquisition Public Facility, Gas Supply, RB
5.250%, 08/01/2018	2,000	2,051
San Antonio, Electric & Gas Systems Revenue, Junior Lien, Ser B, RB
1.750%, 12/01/2027 (A)	3,000	2,995
San Antonio, Electric & Gas Systems Revenue, Ser S, RB
2.000%, 12/01/2027 (A)	3,820	3,824
San Antonio, Housing Trust Finance, Freedom Hills Ranch Apartments Project, RB
Callable 12/21/2017 @ 100
1.000%, 01/01/2018	2,000	1,999
San Antonio, Water System, RB
2.000%, 05/01/2044 (A)	2,000	1,981
Tarrant County, Cultural Education Facilities Finance, Buckner Retirement Services, RB
4.000%, 11/15/2018	1,000	1,026
4.000%, 11/15/2019	1,030	1,080

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tarrant County, Housing Finance, Reserve Quebec Apartments Project, RB
Callable 02/01/2018 @ 100
1.000%, 08/01/2018	$2,900	$2,893
Tender Option Bond Trust Receipts, Ser 2017-XM0531, RB
0.960%, 03/01/2023 (A)(D)	4,175	4,175
Tender Option Bond Trust Receipts, Ser 2017-ZM0512, RB, AGC
1.030%, 01/01/2023 (A)(D)	2,500	2,500
Texas State, Public Finance Authority, Texas Southern University Project, RB, BAM
4.000%, 05/01/2018	815	823
Texas State, Sabine River Authority, Pollution Control, Southwestern Electric Power Project, RB, NATL
4.950%, 03/01/2018	2,570	2,590
Texas State, Various Water Financial Assistance, Ser B2, GO
2.000%, 08/01/2025 (A)	2,940	2,941
Texas State, Various Water Financial Assistance, Ser S, GO
2.000%, 08/01/2029 (A)	2,145	2,146
Tomball, Independent School District, Various School Building Projects, Ser B3, GO, PSF-GTD
1.100%, 02/15/2043 (A)	2,395	2,368
Trinity, River Authority, RB
2.500%, 02/01/2018	2,490	2,495
Williamson County, Limited Tax, GO
1.450%, 08/15/2034 (A)	2,000	1,993

		158,422

Vermont — 0.0%
Burlington, Airport Revenue, Ser B, AMT, RB
3.500%, 07/01/2018	620	626

Virginia — 0.4%
American Municipal Power, RAN
2.250%, 03/27/2018	1,453	1,457
Prince William County, Industrial Development Authority, Glen Arbor Apartments Project, Ser 2017A, RB
1.350%, 07/01/2019 (A)	2,000	1,991
Tender Option Bond Trust Receipts, Ser 2017-ZM0511, RB, AGM
1.030%, 07/01/2024 (A)(D)	2,500	2,500

		5,948

Washington — 2.0%
Grant County, Public Utility District No. 2, RB
2.000%, 01/01/2044 (A)	10,000	10,013

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, Ser 2015-XF0042, RB Callable 11/01/2019 @ 100
0.940%, 11/01/2024 (A)(D)	$5,205	$5,205
Washington State, Health Care Facilities Authority, Peace Health Project, Ser A, RB
5.000%, 11/01/2018	3,700	3,816
5.000%, 11/15/2018	655	677
Washington State, Housing Finance Commission, Royal Hills Apartment Project, Ser 2017A, RB
Callable 05/01/2019 @ 100
1.400%, 11/01/2019	7,000	6,932

		26,643

Wisconsin — 0.5%
Racine, RB
2.750%, 12/20/2017	2,600	2,602
Waukesha, Ser D, RB
Callable 04/01/2018 @ 100
2.000%, 07/01/2018	1,500	1,503
Wisconsin State, Health & Educational Facilities Authority, Marshfield Clinic Health System, RB
5.000%, 02/15/2018	710	715
Wisconsin State, Health & Educational Facilities Authority, Ser A, BAN
Callable 11/01/2019 @ 100
2.650%, 11/01/2020	1,000	988
Wisconsin State, Public Finance Authority, Educational Facilities, Guilford College, RB
5.000%, 01/01/2018	510	511
5.000%, 01/01/2019	390	402

		6,721

Total Municipal Bonds
(Cost $1,358,442) ($ Thousands)		1,352,054

Total Investments in Securities— 99.8%
(Cost $1,358,442) ($ Thousands)		$1,352,054

Percentages are based on Net Assets of $1,354,818 ($ Thousands).
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Securities are held in connection with a letter of credit issued by a major bank.
(D)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2017, the value of these securities amounted to $34,101 ($ Thousands), representing 2.52% of the Net Assets of the Fund.
(E)	Security is escrowed to maturity.
(F)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AICUP— Association of Independent Colleges & Universities of Pennsylvania

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

BAN— Bond Anticipation Note

COP— Certificate of Participation

FHA— Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

Q-SBLF — Qualified School Bond Loan Fund

RAD— Rental Assistance Demonstration Project

RAN— Revenue Anticipation Note

RB — Revenue Bond

SCAGO — South Carolina Association of Government Organizations

Ser — Series

TA — Tax Allocation

TAN — Tax Allocation Note

TSASC — Tobacco Settlement Asset Securitization Corporation

XLCA — XL Capital Assurance

As of November 30, 2017, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2017 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

California Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.2%
California — 98.2%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB
Callable 09/01/2020 @ 100
5.250%, 09/01/2024	$3,060	$3,345
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2024	1,400	1,652
5.000%, 09/02/2025	1,000	1,197
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/2022	1,430	1,643
5.000%, 10/01/2023	2,160	2,531
Anaheim, Housing & Public Improvements Authority, RB
Callable 10/01/2021 @ 100
5.000%, 10/01/2025	1,000	1,121
Burbank, Successor Agency to the Redevelopment Agency, TA, BAM
5.000%, 12/01/2023	625	737
California State, Department of Water Resources Power Supply Revenue, Ser M, RB
5.000%, 05/01/2019	1,390	1,458
California State, Department of Water Resources Power Supply Revenue, Ser O, RB
5.000%, 05/01/2022	1,235	1,409
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2022	300	344
5.000%, 10/01/2025	400	483
California State, Educational Facilities Authority, Occidental College Project, Ser A, RB
4.000%, 10/01/2021	500	542
California State, Educational Facilities Authority, Pepperdine University Project, RB
5.000%, 09/01/2020	225	246
5.000%, 09/01/2021	325	366
5.000%, 09/01/2022	800	923
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/2022 @ 100
5.000%, 09/01/2025	785	898

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2026	$650	$788
California State, Educational Facilities Authority, Redlands University Project, Ser A, RB
5.000%, 10/01/2023	830	968
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/2019	1,250	1,330
California State, GO
5.000%, 09/01/2025	1,500	1,810
5.000%, 08/01/2026	5,000	6,103
5.000%, 09/01/2026	2,000	2,445
5.000%, 11/01/2026	5,000	6,122
California State, GO
Callable 11/01/2020 @ 100
5.000%, 11/01/2024	1,650	1,806
California State, GO
Callable 09/01/2021 @ 100
5.250%, 09/01/2023	5,000	5,654
California State, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2027	3,000	3,659
California State, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2028	2,665	3,277
California State, Health Facilities Financing Authority, Adventist Health System Project, Ser A, RB
5.000%, 03/01/2022	1,200	1,349
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2025	400	450
5.000%, 06/01/2026	350	393
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2024	1,000	1,146
California State, Health Facilities Financing Authority, El Camino Hospital Project, Ser A, RB
5.000%, 02/01/2022	500	561
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/2019 (A)	375	384

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB Callable 08/15/2018 @ 100
5.250%, 08/15/2022	$3,500	$3,596
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2023	1,000	1,174
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2023	350	404
5.000%, 02/01/2024	500	588
California State, Municipal Finance Authority, Anaheim Electric Utility Project, RB
5.000%, 10/01/2021	1,000	1,126
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,303
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	1,000	1,168
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2024	650	755
5.000%, 07/01/2025	500	587
5.000%, 07/01/2027	1,170	1,397
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2025	1,490	1,751
5.000%, 07/01/2026	450	534
California State, Municipal Finance Authority, Orange County Civic Center Infrastructure Project, RB
5.000%, 06/01/2025	500	608
5.000%, 06/01/2026	310	382
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
5.000%, 05/15/2019 (A)	610	628
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB Pre-Refunded @ 100
5.500%, 05/15/2019 (B)	1,295	1,369
California State, Public Works Board, Corrections and Rehab Project, Ser A, RB Callable 09/01/2024 @ 100
5.000%, 09/01/2025	3,600	4,253
California State, Public Works Board, Ser B, RB
5.000%, 10/01/2020	1,000	1,090

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Public Works Board, Ser F, RB
5.000%, 05/01/2025	$1,500	$1,796
California State, School Finance Authority, Charter School Refunding Bond, Aspire Public School, RB
5.000%, 08/01/2023 (C)	825	935
California State, Statewide Communities Development Authority, Adventist Health System, RB
5.000%, 03/01/2022	1,000	1,124
California State, Statewide Communities Development Authority, Buck Institute for Research on Aging, RB, AGM
5.000%, 11/15/2022	200	230
California State, Statewide Communities Development Authority, CHF Irvine, RB
5.000%, 05/15/2023	1,500	1,752
5.000%, 05/15/2024	1,445	1,701
California State, Statewide Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/2021	500	552
5.000%, 10/01/2022	500	563
5.000%, 10/01/2023	500	572
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/2019	2,000	2,091
California State, Statewide Communities Development Authority, Rady Children’s Hospital, Ser A, RB
5.000%, 08/15/2022	500	574
California State, Statewide Communities Development Authority, University of California, Irvine Campus, RB
5.000%, 05/15/2025	2,180	2,612
5.000%, 05/15/2026	1,355	1,637
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/2023	1,200	1,381
California State, University Revenue Systemwide, Ser A, RB
5.000%, 11/01/2022	1,000	1,155
California State, Various Purposes, GO
5.250%, 10/01/2022	3,000	3,476
5.000%, 10/01/2020	5,000	5,463
5.000%, 12/01/2023	2,295	2,695
California State, Various Purposes, GO Callable 10/01/2019 @ 100
5.250%, 10/01/2022	5,000	5,324

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

CHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Various Purposes, GO
Callable 03/01/2020 @ 100
5.000%, 03/01/2022	$1,000	$1,073
California State, Various Purposes, GO
Callable 09/01/2022 @ 100
5.000%, 09/01/2025	5,400	6,182
California State, Various Purposes, GO
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	5,000	5,871
Carlsbad, Unified School District, Ser B, GO
Callable 05/01/2024 @ 100
6.000%, 05/01/2019 (D)	2,750	3,128
Contra Costa, Transportation Authority, Ser B, RB
Pre-Refunded @ 100
5.000%, 03/01/2020 (B)	1,265	1,363
Contra Costa, Water District, Ser R, RB
5.000%, 10/01/2018	500	516
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/2024	3,325	3,991
Cupertino, Union School District, Ser B, GO
4.000%, 08/01/2023	845	946
Dublin, Unified School District, GO
5.000%, 08/01/2023	3,075	3,607
East Bay, Municipal Utility District, Ser B, RB
5.000%, 06/01/2022	1,500	1,718
4.000%, 06/01/2021	1,500	1,625
Eastern California, Municipal Water District, Ser A, RB
5.000%, 07/01/2026	1,000	1,228
El Dorado, Irrigation District, Ser A, RB, AGM
5.000%, 03/01/2019	500	522
El Dorado, Irrigation District, Ser B, COP
5.000%, 03/01/2025	1,000	1,206
Fresno, Joint Powers Financing Authority, Ser A, RB, AGM
5.000%, 04/01/2025	1,500	1,780
Golden State, Tobacco Securitization, Ser A, RB
5.000%, 06/01/2019	1,000	1,056
5.000%, 06/01/2021	1,000	1,121
Golden State, Tobacco Securitization, Ser A-1, RB
5.000%, 06/01/2021	2,000	2,208
5.000%, 06/01/2025	3,365	3,964
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/2021	1,500	1,705
Grossmont, Health Care District, Ser D, GO
5.000%, 07/15/2022	1,020	1,168

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Imperial, Irrigation District Electric System Revenue Authority, Ser A, RB
5.000%, 11/01/2019	$1,020	$1,086
Imperial, Irrigation District Electric System Revenue Authority, Ser B2, RB
5.000%, 11/01/2024	730	875
5.000%, 11/01/2025	1,000	1,219
Imperial, Irrigation District Electric System Revenue Authority, Ser C, RB
5.000%, 11/01/2024	625	749
Inglewood, Successor Agency to the Redevelopment Agency, TA, BAM
5.000%, 05/01/2025	1,000	1,191
5.000%, 05/01/2026	500	603
Jurupa, Public Financing Authority, Ser A, Special Tax
5.000%, 09/01/2019	475	502
Lancaster, Successor Agency to the Redevelopment Agency, TA, AGM
5.000%, 08/01/2024	435	516
5.000%, 08/01/2025	570	684
Long Beach, Bond Finance Authority, Aquarium Pacific Project, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2026	1,000	1,116
Long Beach, Community College District, Ser B, GO
Pre-Refunded @ 100 5.000%,
08/01/2022 (B)	2,000	2,284
Long Beach, Harbor Revenue, Ser A, AMT, RB
5.000%, 05/15/2026	1,100	1,323
5.000%, 05/15/2027	2,000	2,432
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/2024	1,000	1,191
Long Beach, Harbor Revenue, Ser C, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	2,370	2,802
Long Beach, Marina Revenue, Alamitos Bay Marina Project, RB
5.000%, 05/15/2021	520	578
5.000%, 05/15/2022	900	1,022
5.000%, 05/15/2023	700	807
Long Beach, Unified School District, GO
Callable 08/01/2019 @ 100
5.250%, 08/01/2021	120	127
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/2020	1,500	1,633
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
5.000%, 06/01/2026	2,400	2,964

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles County, Public Works Financing Authority, Ser D, RB
5.000%, 12/01/2022	$1,170	$1,354
Los Angeles County, Redevelopment Authority, Bunker Hill Project, Ser C, TA
5.000%, 12/01/2024	2,000	2,385
Los Angeles, Community College District, Ser A, GO
5.000%, 08/01/2022	1,000	1,148
Los Angeles, Community College District, Ser C, GO
5.000%, 08/01/2022	1,000	1,148
Los Angeles, Community Facilities District, Playa Vista, Phase 1 Project, Special Tax
5.000%, 09/01/2021	1,050	1,164
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB
5.000%, 05/15/2023	2,000	2,305
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2024	1,425	1,612
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB
Callable 05/15/2026 @ 100
5.000%, 05/15/2027	1,000	1,197
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
5.000%, 05/15/2023	1,090	1,256
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/2022	1,080	1,230
5.000%, 05/15/2023	800	931
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser D, AMT, RB
5.000%, 05/15/2023	4,000	4,634
Los Angeles, Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/2024	2,000	2,367
Los Angeles, Department of Revenue, Ser A, RB
5.000%, 08/01/2025	1,000	1,218
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/2022	250	286

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	$750	$860
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2023	1,050	1,229
5.000%, 07/01/2024	1,060	1,265
5.000%, 07/01/2025	2,000	2,427
Los Angeles, Unified School District, Ser A, GO
Callable 07/01/2021 @ 100
5.000%, 07/01/2026	2,000	2,223
Los Angeles, Unified School District, Ser C, GO
5.000%, 07/01/2023	2,000	2,340
Los Angeles, Wastewater System Revenue, Senior Lien, Ser B, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2024	2,500	2,853
Milpitas, Successor Agency to the Redevelopment Agency, Redevelopment Project, TA
5.000%, 09/01/2021	1,000	1,121
Newport Beach, Hoag Memorial Hospital Project, RB
Pre-Refunded @ 100
6.000%, 12/01/2021 (B)	3,000	3,495
Orange County, Successor Agency to the Redevelopment Agency, Ser A, TA
5.000%, 09/01/2021	1,100	1,228
Orange County, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2023	525	610
Orange County, Transportation Authority, Express Lanes Project, RB
5.000%, 08/15/2018	300	308
Palm Desert, Successor Agency to the Redevelopment Agency, Ser A, TA, BAM
5.000%, 10/01/2024	1,200	1,418
Palomar Health, Ser A, GO
5.000%, 08/01/2025	1,140	1,374
5.000%, 08/01/2026	1,360	1,660
Palomar, Community College District, GO
5.000%, 05/01/2023	750	876
Peralta, Community College District, Ser A, GO
5.000%, 08/01/2023	580	679
5.000%, 08/01/2024	1,300	1,552
Pittsburg, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2023	3,000	3,488

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pomona, Unified School District, GO, BAM
5.000%, 08/01/2023	$665	$777
Poway, Successor Agency to the Redevelopment Agency, Paguay Redevelopment Project, Ser A, TA
5.000%, 06/15/2021	2,770	3,078
Redlands, Unified School District, GO
5.000%, 07/01/2028	1,000	1,230
Riverside County, Redevelopment Successor Agency, TA
5.000%, 10/01/2025	560	673
5.000%, 10/01/2026	500	608
Roseville, Finance Authority, Ser A, Special Tax
5.000%, 09/01/2023	550	627
5.000%, 09/01/2025	1,000	1,169
Sacramento, Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Bonds, Ser A, SAB
5.000%, 10/01/2026	850	1,039
Sacramento, Municipal Utility District, Refunding Cosumnes Project, RB
5.000%, 07/01/2024	500	598
Sacramento, Municipal Utility District, Ser D, RB
5.000%, 08/15/2026	1,000	1,238
Sacramento, Successor Agency to the Redevelopment Agency, Ser A, TA, BAM
5.000%, 12/01/2024	1,000	1,185
San Diego County, Regional Airport Authority, Ser B, AMT, RB
5.000%, 07/01/2023	3,465	4,009
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2025	500	592
5.000%, 07/01/2026	400	480
5.000%, 07/01/2027	500	606
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,205
San Diego County, Regional Transportation Commission, Ser A, RB
5.000%, 04/01/2022	1,500	1,711
San Diego County, Regional Transportation Commission, Ser A, RB Callable 04/01/2022 @ 100
5.000%, 04/01/2024	2,000	2,268
San Diego County, Sanford Burnham Medical, RB
5.000%, 11/01/2024	1,200	1,417

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Diego County, Water Authority, RB
5.000%, 05/01/2025	$2,155	$2,613
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,230
San Diego, Community College District, GO
5.000%, 08/01/2020	1,625	1,772
5.000%, 08/01/2024	1,000	1,197
San Diego, Successor Agency to the Redevelopment Agency, Ser A, TA
5.000%, 09/01/2022	700	802
San Francisco Bay Area, Rapid Transit District, Ser A, RB
5.000%, 07/01/2025	500	609
San Francisco Bay Area, Toll Authority, RB Callable 04/01/2022 @ 100
5.000%, 04/01/2025	2,000	2,272
5.000%, 04/01/2026	1,425	1,618
San Francisco Bay Area, Water Supply & Conservation Agency, Ser A, RB
5.000%, 10/01/2022	2,000	2,305
San Francisco City & County, Airport Commission, San Francisco International Airport, RB
5.000%, 05/01/2023	1,250	1,454
5.000%, 05/01/2025	1,000	1,209
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser D, AMT, RB
5.000%, 05/01/2026	3,000	3,616
San Francisco City & County, Public Utilities Commission, Ser A, RB Pre-Refunded @ 100
5.000%, 05/01/2020 (B)	1,075	1,164
San Francisco City & County, Public Utilities Commission, Ser D, RB Callable 11/01/2021 @ 100
5.000%, 11/01/2022	1,000	1,126
San Francisco City & County, Public Utilities Commission, Sub-Ser A, RB
5.000%, 11/01/2026	6,000	7,423
San Francisco City & County, Redevelopment Agency, Mission Bay South Redevelopment Project, Ser B, TA
5.000%, 08/01/2022	235	268
San Francisco City & County, Redevelopment Agency, Mission Bay South Redevelopment Project, Ser C, TA
5.000%, 08/01/2022	275	313

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Francisco City & County, Redevelopment Agency, Mission Bay South Redevelopment Project, Ser S, TA
5.000%, 08/01/2023	$425	$493
San Francisco City & County, Ser R1, GO Callable 06/15/2023 @ 100
5.000%, 06/15/2026	3,000	3,493
San Joaquin, Delta Community College District, Ser A, GO
5.000%, 08/01/2025	2,000	2,427
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2025	1,000	1,179
5.000%, 03/01/2026	1,780	2,123
San Marcos, Successor Agency to the Redevelopment Agency, Ser A, TA
5.000%, 10/01/2021	750	842
Santa Clara County, Ser B, GO
5.000%, 08/01/2022	1,785	2,050
Santa Clara Valley, Transportation Authority, Ser A, RB Callable 06/01/2021 @ 100
5.000%, 06/01/2023	1,000	1,113
Santa Monica-Malibu, Unified School District, GO Callable 08/01/2023 @ 100
5.000%, 08/01/2024	1,055	1,235
Solano County, COP
5.000%, 11/01/2025	700	852
Sonoma-Marin Area, Rail Transit District, Ser A, RB
5.000%, 03/01/2020	750	808
Sonoma-Marin Area, Rail Transit District, Ser A, RB Callable 03/01/2022 @ 100
5.000%, 03/01/2023	725	820
South Orange County, Public Financing Authority, Senior Lien, Ser A, Special Tax Callable 08/15/2021 @ 102
5.000%, 08/15/2023	725	812
5.000%, 08/15/2024	1,000	1,116
Southern California, Metropolitan Water District, Ser A, RB
5.000%, 07/01/2025	1,400	1,705
Southern California, Metropolitan Water District, Ser B, RB
5.000%, 07/01/2019	1,000	1,055
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB Callable 07/01/2021 @ 100
5.000%, 07/01/2025	500	557

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southern California, Public Power Authority, Ser A, RB
5.250%, 11/01/2025	$2,930	$3,466
Southern California, Public Power Authority, Sub-Ser A, RB
5.000%, 07/01/2023	1,615	1,895
Southern California, Water Replenishment District, RB
5.000%, 08/01/2025	425	516
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,197
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM Callable 09/01/2026 @ 100
5.000%, 09/01/2027	1,000	1,188
Stockton, Unified School District, GO
5.000%, 08/01/2022	3,000	3,429
Tuolumne, Wind Project Authority, Ser A, RB
5.000%, 01/01/2026	1,000	1,228
Tustin, Unified School District, GO
5.000%, 06/01/2023	800	936
Tustin, Unified School District, Special Tax
5.000%, 09/01/2023	1,000	1,138
Tustin, Unified School District, Special Tax, BAM
5.000%, 09/01/2022	1,000	1,143
University of California, Regents Medical Center Pooled Revenue, Ser L, RB
5.000%, 05/15/2024	2,000	2,376
University of California, Ser AM, RB Callable 05/15/2024 @ 100
5.000%, 05/15/2025	1,000	1,189
Upland Community, Successor Agency to the Redevelopment Agency, Community Redevelopment Project, TA
5.000%, 09/01/2025	1,280	1,530
Upland Community, Successor Agency to the Redevelopment Agency, Project Tax Allocation, TA, AGM
4.000%, 09/01/2018	1,000	1,020
Westlands, Water District, Ser A, RB, AGM
5.000%, 09/01/2023	1,125	1,314
5.000%, 09/01/2025	1,430	1,725

		345,880

Total Municipal Bonds (Cost $340,531) ($ Thousands)		345,880

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

California Municipal Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F
0.890%**†	4,363,366	$4,363

Total Cash Equivalent (Cost $4,363) ($ Thousands)		4,363

Total Investments in Securities— 99.4% (Cost $344,894) ($ Thousands)		$350,243

Percentages are based on Net Assets of $352,352 ($ Thousands).
**	Rate shown is the 7-day effective yield as of November 30, 2017.
†	Investment in Affiliated Security.
(A)	Security is escrowed to maturity.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2017, the value of these securities amounted to $935 ($ Thousands), representing 0.3% of the Net Assets of the Fund.
(D)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on November 30, 2017. The coupon on a step bond changes on a specified date.

ABAG — Association of Bay Area Governments

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

GO — General Obligation

RB — Revenue Bond

SAB— Special Assessment Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of November 30, 2017 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$345,880	$–	$345,880
Cash Equivalent	4,363	–	–	4,363

Total Investments in Securities	$4,363	$345,880	$–	$350,243

Amounts designated as “—“ are $0.

For the period ended November 30, 2017, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 8/31/2017	Purchases at Cost	Proceeds from Sales	Value 11/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$4,074	$20,984	$(20,695)	$4,363	$9

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Massachusetts Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 97.5%
Guam — 0.3%
Territory of Guam, Business Privilege Tax, Ser A, RB
5.000%, 01/01/2018	$250	$250

Massachusetts — 97.2%
Belmont, Municipal Purpose Loan, GO
5.000%, 04/15/2024	1,000	1,183
Beverly, Municipal Purpose Loan, GO
Callable 01/15/2020 @ 100
5.000%, 01/15/2022	500	535
Boston, Ser A, GO
5.000%, 03/01/2023	1,000	1,160
Boston, Ser A, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	500	589
Boston, Ser B, GO
5.000%, 04/01/2025	1,700	2,054
Boston, Transit Parking Authority, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2022	500	555
Malden, Municipal Purpose Loan, GO
5.000%, 11/15/2021	1,000	1,124
Marthas Vineyard, Land Bank, RB, BAM
5.000%, 05/01/2023	200	230
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	638
5.000%, 07/01/2022	500	569
5.000%, 07/01/2025	1,000	1,206
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/2021	1,000	1,123
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/2024	750	909
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/2023	500	574
Massachusetts State, Clean Water Trust, RB
5.000%, 02/01/2023	1,000	1,158
Massachusetts State, Clean Water Trust, RB
Callable 02/01/2026 @ 100
5.000%, 02/01/2029	1,000	1,203
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/2020 @ 100
5.000%, 05/01/2022	540	582

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/2023	$200	$229
Massachusetts State, Development Finance Agency, Berklee College Music Project, RB
5.000%, 10/01/2026	675	812
Massachusetts State, Development Finance Agency, Boston College Project, Ser S, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,000	1,160
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	232
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O1, RB
Callable 10/01/2019 @ 100
5.000%, 10/01/2022	500	531
Massachusetts State, Development Finance Agency, Broad Institute Project, RB
5.000%, 04/01/2025	500	597
Massachusetts State, Development Finance Agency, CareGroup Project, Ser H-1, RB
5.000%, 07/01/2024	500	583
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	597
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	243
Massachusetts State, Development Finance Agency, Harvard University, Ser A, RB
5.000%, 07/15/2026	2,480	3,053
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	750	887
Massachusetts State, Development Finance Agency, Lesley University Project, RB
5.000%, 07/01/2024	1,000	1,163
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
5.000%, 07/01/2023	1,045	1,211
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, Ser O2, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	500	584

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Massachusetts Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser I, RB
5.000%, 07/01/2025	$500	$585
Massachusetts State, Development Finance Agency, Sterling and Francine Clark Art Institute, RB
4.000%, 07/01/2024	400	448
Massachusetts State, Development Finance Agency, Suffolk University, RB
5.000%, 07/01/2024	500	584
Massachusetts State, Development Finance Agency, Suffolk University, RB
Callable 07/01/2019 @ 100
6.000%, 07/01/2024	180	192
Massachusetts State, Development Finance Agency, Tufts University Project, Ser Q, RB
5.000%, 08/15/2023	400	465
Massachusetts State, Development Finance Agency, University of Boston Student Housing Project, RB
5.000%, 10/01/2026	600	696
Massachusetts State, Development Finance Agency, Williams College, Ser S, RB
5.000%, 07/01/2027	750	931
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2019	500	517
5.000%, 01/01/2021	500	541
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2026	400	448
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/2020	500	536
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	500	551
Massachusetts State, Federal Highway Project, Ser A, RB
5.000%, 06/15/2021	1,000	1,113
Massachusetts State, Federal Highway Project, Ser A, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,135
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	500	643

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System Project, Ser G, RB
Callable 01/02/2018 @ 100
5.000%, 07/01/2018	$200	$201
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,206
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	250	299
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2025	1,000	1,198
Massachusetts State, Port Authority, Ser B, AMT, RB
5.000%, 07/01/2022	690	780
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2021	500	543
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/2024	520	615
Massachusetts State, School Building Authority, Ser A, RB
5.000%, 08/15/2021	1,000	1,116
5.000%, 05/15/2023	1,000	1,158
Massachusetts State, School Building Authority, Ser A, RB
Callable 08/15/2022 @ 100
5.000%, 08/15/2023	1,000	1,144
Massachusetts State, Ser A, GO
5.000%, 07/01/2026	2,625	3,197
Massachusetts State, Ser B, GO
5.250%, 08/01/2023	250	294
5.000%, 08/01/2023	500	582
5.000%, 07/01/2024	1,000	1,185
5.000%, 07/01/2026	1,000	1,218
5.000%, 07/01/2027	1,000	1,230
Massachusetts State, Ser B, GO, NATL
5.250%, 08/01/2022	1,000	1,152
Massachusetts State, Ser C, GO
5.000%, 08/01/2024	1,025	1,216
5.000%, 10/01/2024	1,000	1,189
5.000%, 10/01/2025	1,000	1,207
Massachusetts State, Ser D, GO
5.000%, 04/01/2026	1,000	1,215
Massachusetts State, Ser E, GO
5.000%, 11/01/2027	2,000	2,470

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Massachusetts Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Transportation Fund Revenue, Rail Enhancement Program, Ser A, RB
5.000%, 06/01/2023	$500	$582
Massachusetts State, Transportation Fund Revenue, RB
Callable 06/01/2024 @ 100
5.000%, 06/01/2030	1,000	1,174
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2026	1,000	1,221
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/2023	500	589
Massachusetts State, Water Resources Authority, Ser F, RB
5.000%, 08/01/2024	1,000	1,188
Scituate, Municipal Purpose Loan, GO
5.000%, 09/15/2022	1,000	1,146
Springfield, Water & Sewer Commission, Ser C, RB
5.000%, 04/15/2024	400	474
University of Massachusetts, Building Authority, RB
5.000%, 11/01/2026	1,000	1,217
Winchester, Municipal Purpose Loan, GO
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	500	603
Woods Hole, Martha’s Vineyard & Nantucket Steamship Authority, Ser A, RB
5.000%, 03/01/2021	1,000	1,105
Worcester, Municipal Purpose Loan, GO
5.000%, 06/15/2024	500	591
Worcester, Municipal Purpose Loan, GO
Callable 11/01/2022 @ 100
5.000%, 11/01/2023	1,000	1,146

		72,110

Total Municipal Bonds
(Cost $71,712) ($ Thousands)		72,360

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F
0.890%**†	881,666	$882

Total Cash Equivalent
(Cost $882) ($ Thousands)		882

Total Investments in Securities— 98.7%
(Cost $72,594) ($ Thousands)		$73,242

Percentages are based on Net Assets of $74,206 ($ Thousands).
**	Rate shown is the 7-day effective yield as of November 30, 2017.
†	Investment in Affiliated Security.

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of November 30, 2017 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$72,360	$–	$72,360
Cash Equivalent	882	–	–	882

Total Investments in Securities	$882	$72,360	$–	$73,242

Amounts designated as “—“ are $0.

For the period ended November 30, 2017, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 8/31/2017	Purchases at Cost	Proceeds from Sales	Value 11/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$1,078	$6,910	$(7,106)	$882	$2

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

New Jersey Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 96.8%
Delaware — 1.0%
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2024	$1,000	$1,158

New Jersey — 88.2%
Bayonne City, Qualified General Improvement Project, GO, BAM
5.000%, 07/01/2024	825	953
Bergen County, Improvement Authority, Ser B, RB
5.000%, 02/15/2023	1,085	1,247
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,601
4.000%, 08/15/2022	1,265	1,382
Brick Township, General Improvement Project, GO
4.000%, 08/15/2019	1,230	1,279
Burlington County, Bridge Commission, RB
5.000%, 10/01/2020	1,200	1,309
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,143
Camden County, Improvement Authority, County Capital Program, RB
5.000%, 01/15/2025	420	498
5.000%, 01/15/2026	1,820	2,186
Carlstadt, School District, GO
5.000%, 05/01/2023	500	577
Carlstadt, School District, GO
Callable 05/01/2024 @ 100
5.000%, 05/01/2025	500	584
Essex County, Improvement Authority, County Guaranteed Project, RB, NATL
5.500%, 10/01/2025	1,000	1,234
Garden State, Preservation Trust, Ser A, RB
5.000%, 11/01/2018	1,985	2,048
Gloucester County, Improvement Authority, Rowan University Project, Ser A, RB, AGM
5.000%, 11/01/2025	500	594
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,163
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/2023	1,000	1,157
4.000%, 09/01/2018	460	469
Hudson County, Improvement Authority, Vocational - Technical School Project, RB
5.000%, 05/01/2026	500	595

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Jersey City, Ser A, GO
5.000%, 11/01/2025	$125	$149
Lacey, Municipal Utilities Authority, RB, AMBAC
5.000%, 12/01/2019	550	550
Matawan-Aberdeen, Regional School District, GO
Callable 09/15/2021 @ 100
5.000%, 09/15/2023	500	555
Middlesex County, Improvement Authority, New Brunswick Cultural Center Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,755	2,147
Monmouth County, Improvement Authority, Capital Equipment Pooled Loans, RB
5.000%, 10/01/2020	1,000	1,094
Monmouth County, Improvement Authority, Governmental Pooled Loans, RB
5.000%, 12/01/2025	450	547
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 08/01/2022	1,065	1,217
Monmouth County, Various Purpose Bonds, GO
5.000%, 07/15/2025	3,280	3,982
Montgomery Township, Board of Education, GO
5.000%, 08/01/2018	800	819
5.000%, 04/01/2025	1,300	1,547
Morris County, Ser B, GO
4.000%, 11/15/2019	1,240	1,296
4.000%, 11/15/2020	485	518
New Jersey State, Economic Development Authority, Balance Refunding Project, RB
5.000%, 12/15/2017 (A)	35	35
New Jersey State, Economic Development Authority, Cigarette Tax, RB
5.000%, 06/15/2018	1,500	1,526
New Jersey State, Economic Development Authority, Cigarette Tax, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,104
5.000%, 06/15/2024	685	752
New Jersey State, Economic Development Authority, Cigarette Tax, Ser II, RB
Callable 03/01/2022 @ 100
5.000%, 03/01/2025	2,500	2,688

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GG, RB
Callable 03/01/2021 @ 100
5.250%, 09/01/2026	$2,000	$2,138
New Jersey State, Economic Development Authority, Sub-Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,327
New Jersey State, Educational Facilities Authority, Higher Education Equipment Leasing, RB
5.000%, 06/01/2020	1,500	1,592
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/2018	700	716
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2025	1,000	1,183
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,183
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,160
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2027	1,905	2,210
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/2021 (A)	65	73
5.250%, 09/01/2021	935	1,057
5.000%, 09/01/2023	1,000	1,173
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/2021	1,000	1,126
5.000%, 09/01/2020	1,220	1,329
New Jersey State, GO
5.250%, 08/01/2021	2,000	2,219
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	735	885

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2025	$1,000	$1,123
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	2,000	2,378
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,080	1,258
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Project, RB
5.000%, 07/01/2023	1,000	1,150
New Jersey State, Health Care Facilities Financing Authority, Kennedy Health Systems Project, RB
5.000%, 07/01/2020	2,040	2,192
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2027	1,000	1,169
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, RB
5.000%, 07/01/2022	500	563
5.000%, 07/01/2025	1,000	1,178
New Jersey State, Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue, RB
5.000%, 07/01/2026	1,000	1,144
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2026	1,000	1,145
New Jersey State, Higher Education Student Assistance Authority, Higher Education Equipment Leasing, Ser 1A, AMT, RB
5.000%, 12/01/2020	1,000	1,074
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2022	1,500	1,668
New Jersey State, Higher Education Student Assistance Authority, Ser 1A-1, AMT, RB
5.000%, 12/01/2021	1,000	1,094

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Institute of Technology, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2025	$345	$390
5.000%, 07/01/2026	280	317
5.000%, 07/01/2027	345	389
New Jersey State, Institute of Technology, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2022 (B)	430	492
New Jersey State, Ser A, RB
5.000%, 06/15/2018 (A)	1,250	1,274
New Jersey State, Ser Q, GO
5.000%, 08/15/2020	1,295	1,396
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/2021	2,500	2,771
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/2021 (A)	15	17
5.250%, 12/15/2021	1,600	1,765
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2028	1,430	1,721
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,224
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	1,000	1,185
New Jersey State, Turnpike Authority, Ser H, RB
Pre-Refunded @ 100
5.000%, 01/01/2019 (B)	350	363
New Jersey State, Turnpike Authority, Ser H, RB
Callable 01/01/2019 @ 100
5.000%, 01/01/2020	650	673
North Hudson, Sewerage Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2022 (B)	395	449
North Hudson, Sewerage Authority, Ser A, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2023	535	601
5.000%, 06/01/2024	605	674
Ocean County, GO
4.000%, 08/01/2019	710	738

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Ocean County, Ser A, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	$700	$845
Passaic County, Improvement Authority, City of Paterson Project, RB
5.000%, 06/15/2023	400	458
5.000%, 06/15/2024	315	368
5.000%, 06/15/2025	250	296
Passaic County, Improvement Authority, City of Paterson Project, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	545	644
Rutgers State University, Ser F, RB
Pre-Refunded @ 100
5.000%, 05/01/2019 (B)	1,040	1,090
5.000%, 05/01/2019 (B)	1,000	1,048
Rutgers State University, Ser M, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2027	1,000	1,199
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023	1,000	1,082
South Jersey, Transportation Authority, Ser A, RB
5.000%, 11/01/2020	435	472
Sparta Township, Board of Education, GO
5.000%, 02/15/2023	600	688
Sparta Township, Board of Education, GO
Callable 02/15/2025 @ 100
5.000%, 02/15/2026	575	678
Verona Township, Board of Education, GO
5.000%, 03/01/2025	500	591

		103,950

New York — 6.3%
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2025	2,000	2,292
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/2023	1,000	1,173
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,000	1,136
5.000%, 09/01/2023	1,000	1,155
New York & New Jersey, Port Authority, Ser 188, AMT, RB
5.000%, 05/01/2023	1,500	1,723

		7,479

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania — 1.3%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/2018	$1,500	$1,535

Total Municipal Bonds
(Cost $112,601) ($ Thousands)		114,122

	Shares
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl F
0.890%**†	2,157,527	2,158

Total Cash Equivalent
(Cost $2,158) ($ Thousands)		2,158

Total Investments in Securities— 98.6%
(Cost $114,759) ($ Thousands)		$116,280

Percentages are based on Net Assets of $117,927 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2017.

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of November 30, 2017 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$114,122	$–	$114,122
Cash Equivalent	2,158	–	–	2,158

Total Investments in Securities	$2,158	$114,122	$–	$116,280

Amounts designated as “—“ are $0.

For the period ended November 30, 2017, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 8/31/2017	Purchases at Cost	Proceeds from Sales	Value 11/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ 2,551	$ 6,886	$ (7,279)	$ 2,158	$ 2

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

New York Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 97.4%
Guam — 0.7%
Territory of Guam, Business Privilege Tax, Ser A, RB
5.000%, 01/01/2018	$730	$732
Territory of Guam, Section 30, Ser A, RB
Pre-Refunded @ 100
5.375%, 12/01/2019 (A)	500	536

		1,268

New York — 96.7%
Albany, Municipal Water Finance Authority, Ser A, RB
5.000%, 12/01/2021	585	658
Brookhaven, GO
5.000%, 05/01/2022	1,500	1,715
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/2023	650	748
Buffalo, Municipal Water Finance Authority, Ser A, RB
5.000%, 07/01/2021	500	552
Buffalo, Ser A, GO
5.000%, 04/01/2025	425	514
Build NYC Resource, Ethical Culture Fieldston School Project, RB
5.000%, 06/01/2022	1,000	1,131
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	421
5.000%, 08/01/2027	275	332
Build NYC Resource, Methodist Hospital Project, RB
5.000%, 07/01/2021	250	276
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	616
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/2022	1,100	1,255
Build NYC Resource, YMCA of Greater New York Project, RB
5.000%, 08/01/2022	200	227
Erie County, Industrial Development Agency, Buffalo School District Project, RB
5.000%, 05/01/2022	1,000	1,136
5.000%, 05/01/2025	500	599
Erie County, Ser B, GO
5.000%, 06/01/2023	400	463
5.000%, 06/01/2024	1,200	1,414
Haverstraw-Stony Point, Central School District, GO
5.000%, 10/15/2022	325	371

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Hempstead, Local Development Authority, Molloy College Project, RB
Pre-Refunded @ 100
5.250%, 07/01/2019 (A)	$1,500	$1,586
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2022	750	854
5.000%, 09/01/2023	500	581
Long Island, Power Authority, Ser C, RB
1.749%, 05/01/2033 (B)	500	501
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/2021	1,600	1,798
Metropolitan New York, Transportation Authority, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,147
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2020	1,000	1,093
5.000%, 11/15/2021	1,000	1,119
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2024	1,300	1,519
Metropolitan New York, Transportation Authority, Ser F, RB
5.000%, 11/15/2022	1,000	1,142
Metropolitan New York, Transportation Authority, Ser F, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,143
Metropolitan New York, Transportation Authority, Sub-Ser A1, RB
5.000%, 11/15/2021	1,000	1,119
5.000%, 11/15/2024	2,280	2,694
Metropolitan New York, Transportation Authority, Sub-Ser C1, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	1,000	1,197
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2019	1,365	1,431
5.000%, 05/01/2023	325	377
Monroe County, Industrial Development Authority, Ser B, RB
5.000%, 07/01/2021	1,035	1,152
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2026	1,050	1,283

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Monroe County, Industrial Development Authority, University of Rochester Project, Ser B, RB
5.000%, 07/01/2022	$1,000	$1,139
Nassau County, Interim Finance Authority, RB
5.000%, 11/15/2024	700	841
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2022	895	1,001
Nassau County, Ser A, GO
5.000%, 01/01/2026	1,000	1,195
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 10/01/2022	1,000	1,151
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2022	1,000	1,142
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	2,000	2,312
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,500	1,704
New York & New Jersey, Port Authority, Ser 186, AMT, RB
5.000%, 10/15/2021	2,000	2,227
New York & New Jersey, Port Authority, Ser 197, AMT, RB
5.000%, 11/15/2021	1,500	1,674
New York & New Jersey, Port Authority, Ser 205, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	1,685	2,077
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/2021 @ 100
6.500%, 04/01/2022	1,000	1,146
New York City, Housing Development Authority, Ser B1, RB
5.000%, 07/01/2020	1,000	1,082
New York City, Housing Development Authority, Ser B2, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2026	2,500	2,841
New York City, Ser 1, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2028	1,000	1,219
New York City, Ser A, GO
5.000%, 08/01/2021	1,905	2,118
5.000%, 08/01/2025	4,915	5,880

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Ser A1, GO
5.000%, 10/01/2021	$1,000	$1,116
New York City, Ser B, GO
5.000%, 08/01/2021	1,000	1,112
New York City, Ser C, GO
5.000%, 08/01/2025	1,650	1,974
New York City, Ser D, GO Callable 02/01/2023 @ 100
5.000%, 08/01/2023	2,000	2,298
New York City, Ser E, GO
5.000%, 08/01/2024	2,000	2,357
New York City, Ser F, GO
5.000%, 08/01/2021	1,000	1,112
New York City, Ser G, GO
5.000%, 08/01/2023	2,000	2,316
New York City, Ser I1, GO Callable 04/01/2019 @ 100
5.000%, 04/01/2020	1,000	1,045
New York City, Ser J, GO
5.000%, 08/01/2022	500	568
New York City, Ser J7, GO
5.000%, 08/01/2020	1,425	1,545
New York City, Sub-Ser B1, GO
Callable 09/01/2018 @ 100
5.250%, 09/01/2025	1,000	1,028
New York City, Transit Authority, Livingston Plaza Project, RB, AGM
5.400%, 01/01/2018 (C)	15	15
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 01/15/2025 @ 100
5.000%, 07/15/2026	500	597
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 01/15/2026 @ 100
5.000%, 07/15/2026	1,075	1,301
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 07/15/2027 @ 100
5.000%, 07/15/2028	1,080	1,318
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D1, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2022	1,000	1,119
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser H, RB
5.000%, 11/01/2021	1,000	1,121
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser A, RB
5.000%, 04/01/2019	500	523

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser S, RB
4.000%, 02/01/2023	$1,000	$1,109
New York City, Water & Sewer System, RB
Callable 12/15/2021 @ 100
5.000%, 06/15/2023	2,350	2,645
New York State, Convention Center Development Authority, RB
5.000%, 11/15/2022	1,000	1,143
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/2024	1,000	1,206
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/2023	500	578
New York State, Dormitory Authority, Hospital Special Surgery Project, RB, FHA
Callable 08/15/2019 @ 100
5.500%, 02/15/2024	1,150	1,231
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,173
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/2021	1,000	1,116
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB
Pre-Refunded @ 100
5.500%, 07/01/2019 (A)	1,000	1,061
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2023	1,000	1,164
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/2019	100	107
New York State, Dormitory Authority, North Shore Long Island Jewish Center Project, RB
5.000%, 05/01/2022	1,000	1,129
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2021	355	392
5.000%, 07/01/2024	1,000	1,170
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/2020	1,000	1,080
New York State, Dormitory Authority, Pratt Institute Project, Ser A, RB
5.000%, 07/01/2021	250	276

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, RB
5.000%, 07/01/2023	$1,000	$1,150
5.000%, 07/01/2025	1,000	1,194
New York State, Dormitory Authority, RB, AGM
5.000%, 10/01/2026	1,000	1,216
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/2020	1,000	1,091
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	934
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/2020	1,000	1,076
5.000%, 07/01/2022	500	566
5.000%, 12/15/2022	1,475	1,694
5.000%, 03/15/2023	750	868
5.000%, 07/01/2023	2,250	2,612
5.000%, 03/15/2025	2,000	2,401
5.000%, 07/01/2025	1,000	1,194
5.000%, 07/01/2026	3,320	4,026
New York State, Dormitory Authority, Ser A, RB
Pre-Refunded @ 100
5.250%, 02/15/2019 (A)	5	5
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2019 @ 100
5.250%, 02/15/2022	45	47
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,250	2,644
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
5.000%, 07/01/2023	455	525
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,680	1,961
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2023	1,960	2,218
New York State, Dormitory Authority, Wyckoff Heights Medical Center Project, RB
5.000%, 02/15/2020	2,015	2,159

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Environmental Facilities Authority, New York City Municipal Water Finance Authority Projects, Ser 2017A, RB
5.000%, 06/15/2026	$1,000	$1,229
New York State, Environmental Facilities Authority, Revolving Funds, RB
5.000%, 06/15/2021	1,000	1,114
5.000%, 05/15/2024	1,445	1,720
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/2021 @ 100
5.000%, 06/15/2024	2,500	2,784
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2024	2,000	2,337
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	1,000	1,138
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 08/15/2021	1,150	1,287
New York State, Environmental Facilities Authority, Revolving Funds, Ser C, RB
Callable 08/15/2027 @ 100
5.000%, 02/15/2028	850	1,053
New York State, Environmental Facilities Authority, Subordinated Revolving Funds, Ser 2014A, RB
5.000%, 06/15/2024	1,500	1,787
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/2023 @ 100
3.250%, 10/01/2025	2,500	2,570
New York State, Power Authority, Ser A, RB
5.000%, 11/15/2022	500	575
New York State, Thruway Authority Highway & Bridge Trust Fund, Ser B, RB
Callable 10/01/2018 @ 100
5.000%, 04/01/2020	545	562
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,275	1,430
New York State, Transportation Development, Terminal One Group Association Project, AMT, RB
5.000%, 01/01/2022	1,000	1,106

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Urban Development, Ser A, RB
5.000%, 03/15/2025	$1,200	$1,435
Niagara Frontier, Transportation Authority, Buffalo Niagara International Airport Project, AMT, RB
5.000%, 04/01/2021	600	659
Onondaga County, Trust for Cultural Resources, Abby Lane Housing Project, RB
5.000%, 05/01/2026	500	594
5.000%, 05/01/2027	500	596
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/2020	1,000	1,095
5.000%, 10/15/2024	475	568
Sales Tax Asset Receivable, Ser A, RB
Callable 10/15/2024 @ 100
5.000%, 10/15/2026	2,500	2,995
Suffolk County, Ser A, GO, AGM
5.000%, 02/01/2026	1,200	1,444
Triborough Bridge & Tunnel Authority, RB
5.000%, 11/15/2028	2,000	2,498
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/2021	465	523
5.000%, 11/15/2023	1,500	1,757
5.000%, 11/15/2024	2,000	2,383
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2023	2,000	2,343
Triborough, Bridge & Tunnel Authority, Ser B, RB
Callable 05/15/2027 @ 100
5.000%, 11/15/2027	1,000	1,227
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2024	2,000	2,331
5.000%, 06/01/2025	750	885
TSASC, Tobacco Settlement Bonds, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2030	2,000	2,318
Utility Debt Securitization Authority, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	750	854
Utility Debt Securitization Authority, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2025	2,000	2,330
Utility Debt Securitization Authority, Ser B, RB
Callable 12/15/2020 @ 100
5.000%, 12/15/2022	750	824
Westchester County, Ser A, GO
5.000%, 01/01/2023	1,000	1,159

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (Continued)
Westchester County, Ser B, GO Callable 11/15/2025 @ 100
5.000%, 11/15/2026	$ 500	$ 608
Westchester, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	1,800	2,058

		187,715

Total Municipal Bonds
(Cost $186,397) ($ Thousands)		188,983

	Shares

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Cl F 0.890%**†	2,887,913	2,888

Total Cash Equivalent
(Cost $2,888) ($ Thousands)		2,888

Total Investments in Securities— 98.9%
(Cost $189,285) ($ Thousands)		$ 191,871

Percentages are based on Net Assets of $194,034 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2017.

†	Investment in Affiliated Security.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(C)	Security is escrowed to maturity.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

Cl — Class

FHA — Federal Housing Administration

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of November 30, 2017 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$188,983	$–	$188,983
Cash Equivalent	2,888	–	–	2,888

Total Investments in Securities	$2,888	$188,983	$–	$191,871

Amounts designated as “—“ are $0.

For the period ended November 30, 2017 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 8/31/2017	Purchases at Cost	Proceeds from Sales	Value 11/30/2017	Dividend Income

SEI Daily Income Trust, Government Fund, Cl F	$ 264	$ 15,884	$ (13,260)	$ 2,888	$ 4

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Pennsylvania Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.8%
Pennsylvania — 98.3%
Allegheny County, Higher Education Building Authority, Carnegie Mellon University Project, RB
Callable 08/01/2027 @ 100
5.000%, 08/01/2029	$1,500	$1,821
Allegheny County, Higher Education Building Authority, Duquesne University, RB
5.000%, 03/01/2026	550	648
Allegheny County, Hospital Development Authority, UPMC Health Center Project, Ser B, RB, NATL
6.000%, 07/01/2023	1,000	1,203
Allegheny County, Sanitary Authority, RB, AGM
Callable 12/01/2020 @ 100
5.000%, 06/01/2024	1,000	1,093
Allegheny County, Ser C73, GO
5.000%, 12/01/2020	2,750	3,001
Allegheny County, Ser C75, GO
5.000%, 11/01/2024	1,000	1,174
Beaver County, Hospital Authority, Heritage Valley Health Systems Project, RB
5.000%, 05/15/2021	1,000	1,104
Bethel Park, School District, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2027	1,000	1,203
Bethlehem, Water Revenue Authority, RB, BAM
5.000%, 11/15/2021	1,250	1,391
Bucks County, GO
5.000%, 05/01/2022	1,250	1,423
5.000%, 06/01/2022	425	485
5.000%, 06/01/2026	1,250	1,533
Bucks County, Water & Sewer Authority, RB, AGM
5.000%, 12/01/2020	500	547
Bucks County, Water & Sewer Authority, RB, AGM
Callable 12/01/2027 @ 100
5.000%, 12/01/2028	500	604
Bucks County, Water & Sewer Authority, Ser A, RB, AGM
Callable 12/01/2024 @ 100
5.000%, 12/01/2026	315	370
Butler County, GO
5.000%, 07/15/2021	1,000	1,110
Canonsburg-Houston, Joint Authority, Sewer Revenue Authority, Ser A, RB
5.000%, 12/01/2024	1,320	1,539
Capital Region Water, Ser A, RB, BAM
5.000%, 07/15/2023	1,000	1,152

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chester County, Ser A, GO
5.000%, 07/15/2026	$2,320	$2,848
Chester, Water Authority, RB
5.000%, 12/01/2021	500	562
Clairton, Municipal Authority, Ser B, RB
5.000%, 12/01/2020	1,035	1,127
Dallastown Area, School District, GO
Callable 04/15/2025 @ 100
5.000%, 04/15/2026	1,000	1,186
Daniel Boone Area, School District, GO
Callable 04/01/2025 @ 100
5.000%, 04/01/2026	1,000	1,180
Dauphin County, General Authority, Pinnacle Health System Project, Ser 9, RB
5.000%, 06/01/2024	600	697
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027	500	574
Delaware County, Cabrini University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	500	570
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2025	625	746
5.000%, 11/01/2026	425	513
Delaware County, Villanova University Project, RB
5.000%, 08/01/2024	1,000	1,169
Delaware River, Joint Toll Bridge Commission, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,015	1,218
Delaware River, Joint Toll Bridge Commission, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	1,500	1,693
5.000%, 07/01/2025	1,000	1,125
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	765
Gettysburg Area, School District, GO
5.000%, 01/15/2025	1,000	1,175
Hempfield Area School District, GO, BAM
5.000%, 03/15/2025	1,600	1,882
Hempfield Area, School District, Ser B, GO, BAM
5.000%, 03/15/2022	1,000	1,120
5.000%, 03/15/2023	1,000	1,142
Lackawanna County, GO, BAM
5.000%, 09/01/2024	1,000	1,168

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2023	$800	$931
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
Callable 11/01/2027 @ 100
5.000%, 11/01/2028	1,360	1,607
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	500	602
Lehigh County, Ser A, RB
5.000%, 07/01/2024	1,300	1,512
McKeesport, Municipal Authority, RB, AGM
5.000%, 12/15/2021	1,290	1,425
Methacton, School District, GO
5.000%, 03/01/2024	1,000	1,167
Mifflin County, School District, Ser A, GO, BAM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,885	2,209
5.000%, 09/01/2026	690	810
5.000%, 09/01/2027	660	772
Monroe County, Hospital Authority, Pocono Medical Center, RB
5.000%, 07/01/2023	1,025	1,160
Monroeville, Finance Authority, RB
Callable 08/15/2022 @ 100
5.000%, 02/15/2023	1,000	1,140
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2036	750	847
Montgomery County, Ser C, GO
Pre-Refunded @ 100
5.000%, 12/15/2019 (A)	35	37
Montgomery County, Ser C, GO
Callable 12/15/2019 @ 100
5.000%, 12/15/2023	160	171
Moon Area, School District, Ser A, GO
Callable 11/15/2024 @ 100
5.000%, 11/15/2025	1,000	1,142
Pennridge, School District, Ser B, GO
5.000%, 02/15/2022	1,000	1,126
Pennridge, School District, Ser B, GO
Callable 02/15/2022 @ 100
5.000%, 02/15/2023	750	841
Pennsylvania State University, Ser A, RB
5.000%, 09/01/2026	500	610

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State University, Ser B, RB
5.000%, 09/01/2025	$1,000	$1,204
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,199
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
Callable 08/01/2024 @ 100
5.000%, 02/01/2025	1,000	1,182
Pennsylvania State, GO
Pre-Refunded @ 100
5.000%, 06/15/2024 (A)	1,325	1,573
Pennsylvania State, Higher Education Assistance Agency, Capital Acquisition Project, RB
Callable 12/15/2020 @ 100
5.000%, 12/15/2021	1,000	1,093
Pennsylvania State, Higher Educational Facilities Authority, Bryn Mawr College Project, RB
5.000%, 12/01/2021	555	624
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 06/15/2026	1,000	1,192
Pennsylvania State, Higher Educational Facilities Authority, RB
Callable 06/15/2027 @ 100
5.000%, 06/15/2028	1,500	1,802
Pennsylvania State, Higher Educational Facilities Authority, Ser AJ, RB
Callable 06/15/2019 @ 100
5.000%, 06/15/2020	1,500	1,576
Pennsylvania State, Higher Educational Facilities Authority, Ser AT-1, RB
5.000%, 06/15/2026	1,500	1,788
Pennsylvania State, Higher Educational Facilities Authority, Temple University Project, Ser 1, RB
Callable 04/01/2022 @ 100
5.000%, 04/01/2023	500	560
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University Project, RB
Pre-Refunded @ 100
5.000%, 03/01/2020 (A)	1,465	1,573
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, RB
5.000%, 08/15/2026	800	982

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System Project, RB
5.000%, 08/15/2021	$1,260	$1,403
5.000%, 08/15/2022	1,165	1,325
Pennsylvania State, Higher Educational Facilities Authority, University of the Sciences Project, RB
5.000%, 11/01/2020	500	539
5.000%, 11/01/2022	660	737
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	3,000	3,606
Pennsylvania State, Public School Building Authority, City of Harrisburg Project, Ser A, RB, AGM
5.000%, 12/01/2023	1,000	1,148
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, Ser A, RB, BAM
Callable 10/01/2025 @ 100
5.000%, 10/01/2027	1,635	1,934
Pennsylvania State, Ser 1, GO
5.000%, 07/01/2021	1,500	1,657
Pennsylvania State, Ser 1, GO
Pre-Refunded @ 100
5.000%, 11/15/2021 (A)	1,000	1,120
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/2020	1,000	1,087
Pennsylvania State, Turnpike Commission, Motor License Fund, RB
Pre-Refunded @ 100
5.000%, 12/01/2021 (A)	1,000	1,125
Pennsylvania State, Turnpike Commission, RB
5.000%, 12/01/2023	500	578
Pennsylvania State, Turnpike Commission, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2028	500	595
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2022	2,050	2,339
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	325	393
Pennsylvania State, Turnpike Commission, Ser A, RB, AGM
5.250%, 07/15/2023	2,675	3,125

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, Ser A1, RB
5.000%, 12/01/2025	$850	$1,013
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2024	550	648
5.000%, 12/01/2025	600	715
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2019 @ 100
5.000%, 12/01/2020	2,000	2,129
Perkiomen Valley, School District, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	1,250	1,460
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	1,000	1,146
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,530
5.000%, 08/01/2027	1,295	1,555
Philadelphia, Gas Works Revenue Authority, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	1,150	1,354
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	905
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2023	500	573
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2028	1,005	1,181
Philadelphia, Industrial Development Authority, Temple University Project, Ser 2015, RB
5.000%, 04/01/2025	1,000	1,180
Philadelphia, Industrial Development Authority, The Children’s Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	488
Philadelphia, School District, Ser C, GO
5.000%, 09/01/2020	1,000	1,072
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2023	1,000	1,125
Philadelphia, Ser A, GO
5.000%, 08/01/2027	1,000	1,197

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB
5.000%, 01/01/2023	$1,225	$1,401
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	572
5.000%, 11/01/2027	300	364
Pittsburgh & Allegheny County, Sports & Exhibition Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,208
Pittsburgh, GO
5.000%, 09/01/2027	415	500
Pittsburgh, GO, BAM
5.000%, 09/01/2023	1,030	1,185
Pittsburgh, Public Parking Authority, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2025	1,060	1,234
Pittsburgh, School District, GO, AGM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,000	1,175
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,383
Plum Boro, School District, Ser A, GO, BAM
Callable 09/15/2023 @ 100
5.000%, 09/15/2024	1,000	1,149
Pocono Mountain, School District, GO, AGM
5.000%, 09/01/2023	1,000	1,155
4.000%, 09/01/2022	1,500	1,626
Rose Tree Media, School District, Ser B, GO
Callable 08/01/2021 @ 100
5.000%, 02/01/2025	1,500	1,661
Seneca Valley, School District, Ser C, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2027	1,000	1,175
Souderton Area, School District, GO
5.000%, 11/01/2024	1,000	1,181
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2026	875	1,056
5.000%, 03/01/2027	1,000	1,219
Southeastern Pennsylvania, Transportation Authority, RB
Callable 09/01/2027 @ 100
5.000%, 03/01/2028	725	884
Spring-Ford Area, School District, Ser A, GO
5.000%, 03/01/2023	500	576
5.000%, 03/01/2024	1,000	1,173
Swarthmore, Borough Authority, Swarthmore College Project, RB
5.000%, 09/15/2023	400	468

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Swarthmore, Borough Authority, Swarthmore College Project, RB
Callable 09/15/2025 @ 100
5.000%, 09/15/2026	$1,255	$1,519
Unionville-Chadds Ford, School District, GO
5.000%, 06/01/2026	1,000	1,215
Unity Township, Municipal Authority, Ser A, RB, AGM
5.000%, 12/01/2023	1,000	1,153
Warwick, School District, GO
5.000%, 02/15/2021	750	824
West Chester Area, School District, Ser A, GO
5.000%, 05/15/2023	1,000	1,160
West Shore Area, Hospital Revenue Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/2021	1,000	1,100
West View, Municipal Authority Water Revenue, RB
5.000%, 11/15/2022	250	286
West York Area, School District, GO
5.000%, 04/01/2022	1,150	1,288
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2024	1,000	1,170
Westmoreland County, Municipal Authority, RB, BAM
Callable 08/15/2025 @ 100
5.000%, 08/15/2026	1,000	1,189
Westmoreland County, Ser A, GO
5.000%, 12/01/2021	1,160	1,301
Westmoreland County, Ser A, GO
Callable 06/01/2023 @ 100
5.000%, 12/01/2023	1,000	1,156
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	1,000	1,164

		158,170

Puerto Rico — 0.5%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/2019 (B)	820	869

Total Municipal Bonds
(Cost $157,498) ($ Thousands)		159,039

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Pennsylvania Municipal Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Government Fund, Cl F
0.890%**†	4,873,353	$4,873

Total Cash Equivalent
(Cost $4,873) ($ Thousands)		4,873

Total Investments in Securities— 101.8%
(Cost $162,371) ($ Thousands)		$163,912

Percentages are based on Net Assets of $160,958 ($ Thousands).

†	Investment in Affiliated Security.

**	Rate shown is the 7-day effective yield as of November 30, 2017.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$159,039	$–	$159,039
Cash Equivalent	4,873	–	–	4,873

Total Investments in Securities	$4,873	$159,039	$–	$163,912

Amounts designated as “ —“ are $0.

For the period ended November 30, 2017, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 8/31/2017	Purchases at Cost	Proceeds from Sales	Value 11/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$2,083	$9,654	$(6,864)	$4,873	$5

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Tax-Advantaged Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 69.4%
Alabama — 2.2%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
Callable 06/01/2026 @ 100
5.750%, 06/01/2045	$800	$882
Jefferson County, Sewer Revenue Authority, Ser D, RB
Callable 10/01/2023 @ 105
6.500%, 10/01/2053	12,000	14,279
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2046	9,000	11,059

		26,220

Alaska — 0.1%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
6.000%, 12/01/2036 (A)	200	14
Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGC
Pre-Refunded @ 100
6.000%, 09/01/2019 (B)	1,000	1,075

		1,089

Arizona — 0.5%
Arizona State, Health Facilities Authority, Beatitudes Campus Project, RB
Callable 01/02/2018 @ 100
5.200%, 10/01/2037	1,700	1,700
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2042	2,500	2,660
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
Callable 07/01/2026 @ 100
5.375%, 07/01/2050 (C)	1,090	1,153
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 01/02/2018 @ 100
5.000%, 06/01/2037	265	249
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/2020	500	540

		6,302

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California — 9.2%
ABAG, Finance Authority for Nonprofit, Sharp Health Care Project, RB
Callable 08/01/2019 @ 100
6.250%, 08/01/2039	$400	$433
Bay Area, Toll Authority, San Francisco Bay Area Subordinate Toll Bridge Project, RB
Callable 04/01/2027 @ 100
4.000%, 04/01/2033	5,000	5,438
Bay Area, Toll Authority, Ser S4, RB
Pre-Refunded @ 100
5.250%, 04/01/2023 (B)	7,000	8,260
California State, Educational Facilities Authority, Ser A, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2042	5,200	5,922
California State, Financing Authority, Ser B, RB
Callable 01/02/2018 @ 100
6.000%, 05/01/2037	7,500	7,504
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 07/01/2019 (B)	1,000	1,070
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center Project, RB
Pre-Refunded @ 100
5.000%, 08/15/2019 (B)	2,000	2,116
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
Callable 11/01/2019 @ 100
6.500%, 11/01/2038	1,000	1,096
California State, Health Facilities Financing Authority, Sutter Health Project, Ser B, RB
Pre-Refunded @ 100
5.250%, 05/15/2018 (B)	2,000	2,036
California State, Health Facilities Financing Authority, Sutter Health Project, Ser B, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2046	7,500	8,631
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB
Pre-Refunded @ 100
7.750%, 04/01/2021 (B)	1,360	1,575
California State, Municipal Finance Authority, Biola University Project, RB
Pre-Refunded @ 100
5.875%, 10/01/2018 (B)	250	259

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2046 (C)	$1,000	$1,080
California State, Municipal Finance Authority, Community Medical Centers Project, Ser A, RB
Callable 02/01/2027 @ 100
5.000%, 02/01/2047	1,950	2,183
California State, Pollution Control Financing Authority, RB
Callable 01/02/2018 @ 100
5.000%, 07/01/2037 (C)	3,750	3,769
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
Callable 11/01/2026 @ 100
4.750%, 11/01/2046	1,500	1,657
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
Callable 07/01/2025 @ 100
4.300%, 07/01/2040	1,500	1,568
California State, Public Finance Authority, Claremont Colleges Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2037 (C)	765	828
5.000%, 07/01/2047 (C)	850	926
California State, School Finance Authority, Public Schools Project, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2045 (C)	1,000	1,076
California State, School Finance Authority, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2046 (C)	1,000	1,036
5.000%, 06/01/2051 (C)	1,000	1,029
California State, Statewide Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/2021 (D)	300	332
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 12/01/2024 @ 100
5.500%, 12/01/2054	1,000	1,101
5.250%, 12/01/2034	1,665	1,841

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (C)	$2,500	$2,710
California State, Various Purposes, GO
Callable 04/01/2019 @ 100
6.000%, 04/01/2038	2,000	2,116
Chino, Public Financing Authority, SAB
Callable 09/01/2022 @ 100
5.000%, 09/01/2027	1,280	1,397
5.000%, 09/01/2030	1,000	1,068
5.000%, 09/01/2034	900	952
Foothill-Eastern, Transportation Corridor Agency, Ser B1, RB
Callable 07/15/2027 @ 100
3.950%, 01/15/2053	5,000	5,008
Foothill-Eastern, Transportation Corridor Agency, Ser B3, RB
5.500%, 01/15/2053 (E)	6,250	7,106
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	2,000	2,195
Imperial, Irrigation District, Electric System Revenue, Ser C, RB
Callable 11/01/2020 @ 100
5.000%, 11/01/2036	1,540	1,658
Long Beach, Towne Center Project, SAB
Callable 10/01/2018 @ 100
5.400%, 10/01/2023	650	665
M-S-R, Energy Authority, Ser A, RB
7.000%, 11/01/2034	1,000	1,426
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	8,332
Palomar Pomerado, Health Care Authority, Ser D, COP
Callable 11/01/2020 @ 100
5.250%, 11/01/2021	615	656
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
6.770%, 08/01/2038 (F)	5,410	2,532
Roseville, West Park Community Facilities Authority, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	1,000	1,109
5.000%, 09/01/2031	1,000	1,107
5.000%, 09/01/2032	1,000	1,101

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Clemente, Special Tax Community, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2046	$1,105	$1,199
San Francisco City & County, Successor Redevelopment Agency, Mission Bays Public Improvement Project, SAB
Callable 08/01/2022 @ 100
5.000%, 08/01/2030	1,000	1,105
Stockton, Public Financing Authority, Delta Water Supply Project, Ser A, RB
Callable 10/01/2023 @ 100
6.250%, 10/01/2038	1,500	1,811
6.250%, 10/01/2040	1,000	1,200
Tustin, Community Facilities District, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	750	830
Windsor, Unified School District, Election 2008, Ser D, GO
6.940%, 08/01/2035 (F)	1,800	937

		110,986

Colorado — 1.5%
Colorado State, Catholic Health Initiatives, RB
5.250%, 01/01/2045	1,250	1,348
Colorado State, E-470 Public Highway Authority, Ser C, RB
Callable 09/01/2020 @ 100
5.375%, 09/01/2026	2,500	2,746
Colorado State, Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2030	1,330	1,514
5.000%, 06/01/2047	4,750	5,249
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB
Callable 05/15/2018 @ 100
5.750%, 05/15/2036	500	508
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	650	828
Copperleaf, Metropolitan District No. 2, GO
Callable 12/01/2020 @ 103
5.750%, 12/01/2045	1,000	1,053
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/2020 @ 100
6.000%, 01/15/2034	500	549

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102
6.000%, 12/01/2046	$1,500	$1,561
Prairie Center, Metropolitan District No. 3, Ser A, RB
Callable 12/15/2026 @ 100
5.000%, 12/15/2041 (C)	875	896
Solaris, Metropolitan District No. 3, Ser A, GO
Callable 12/01/2021 @ 103
5.000%, 12/01/2046	1,880	1,940

		18,192

Connecticut — 0.7%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2046 (C)	1,000	1,028
5.000%, 09/01/2053 (C)	1,500	1,535
Connecticut State, Health & Educational Facility Authority, Hartford Health Care Project, Ser A, RB, AGM
Callable 07/01/2021 @ 100
5.000%, 07/01/2041	5,000	5,368

		7,931

Delaware — 0.2%
Delaware State, Economic Development Authority, Newark Charter School Project, RB
Callable 03/01/2022 @ 100
5.000%, 09/01/2042	425	454
4.625%, 09/01/2032	1,635	1,755

		2,209

Florida — 2.0%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
Callable 10/01/2022 @ 102
8.000%, 10/01/2032	500	589
8.000%, 10/01/2042	1,000	1,170
Broward County, Airport System Revenue, Ser Q1, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2037	2,000	2,228
Capital Trust Agency, First Mortgage Revenue, Tallahassee Tapestry Senior Housing Project, Ser 2015A, RB
Callable 12/01/2025 @ 100
7.125%, 12/01/2050 (C)	1,000	1,017

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Capital Trust Agency, First Mortgage Revenue, Tapestry Walden Project, RB
Callable 07/01/2027 @ 100
6.750%, 07/01/2037 (C)	$1,585	$1,580
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/2021	500	528
Florida State, Developmental Finance Authority, Southwest Charter Foundation Project, Ser A, RB
Callable 06/15/2027 @ 100
6.000%, 06/15/2037 (C)	2,150	2,180
Florida State, Developmental Finance Authority, Waste Pro USA Project, AMT, RB
5.000%, 08/01/2029 (C)(E)	1,000	1,022
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/2023 @ 100
6.000%, 05/01/2044	2,155	2,527
Jacksonville, Sales Tax Revenue Authority, Better Jacksonville Project, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2028	2,350	2,629
Miami-Dade County, Industrial Development Authority, Biscayne Properties Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035	4,745	4,792
Miami-Dade County, Special Obligation, RB
Callable 10/01/2026 @ 82
4.320%, 10/01/2032 (F)	2,900	1,604
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
Callable 05/01/2023 @ 100
5.000%, 05/01/2029	1,000	1,060
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB
Callable 06/01/2022 @ 102
7.500%, 06/01/2049	1,000	1,211
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Pre-Refunded @ 100
5.875%, 08/01/2020 (B)	500	554

		24,691

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Georgia — 1.9%
Atlanta, Department of Aviation, Ser B, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2037	$2,000	$2,220
5.000%, 01/01/2042	3,000	3,325
Atlanta, Development Authority, Georgia Proton Treatment Center Project, RB
Callable 01/01/2028 @ 100
7.000%, 01/01/2040	9,000	9,371
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
Callable 03/01/2027 @ 100
5.000%, 03/01/2047	1,500	1,581
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB
Callable 01/02/2018 @ 100
5.250%, 07/01/2037	600	601
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2060	5,000	5,443

		22,541

Hawaii — 0.0%
Hawaii State, Special Purpose Revenue Authority, Ser B, RB
Callable 07/01/2020 @ 100
5.750%, 07/01/2040	500	541

Idaho — 0.0%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB
Pre-Refunded @ 100
6.250%, 12/01/2018 (B)	250	262

Illinois — 7.2%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 01/02/2018 @ 100
5.700%, 05/01/2036	250	250
Chicago, Board of Education, Ser G, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	3,000	3,073
Chicago, Neighborhoods Alive 21 Program, Ser 2002B, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	1,750	1,891

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Project and Refunding, Ser 2005D, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	$3,500	$3,782
5.500%, 01/01/2037	2,440	2,634
Chicago, Project and Refunding, Ser A, GO
Callable 01/01/2027 @ 100
6.000%, 01/01/2038	10,500	12,033
Chicago, Sales Tax Revenue, Ser 2002, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2031	1,250	1,373
5.000%, 01/01/2032	1,250	1,371
Chicago, Ser A, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2033	11,000	11,923
Cook County, Sales Tax, RB
Callable 11/15/2027 @ 100
4.000%, 11/15/2039	1,000	1,049
4.000%, 11/15/2040	5,000	5,234
Hillside Village, Mannheim Redevelopment Project, Senior Lien, TA
Callable 01/02/2018 @ 102
7.000%, 01/01/2028	500	511
Illinois State, Finance Authority, Better Housing Foundation Icarus Portfolio Project, RB
Callable 12/01/2022 @ 105
6.250%, 12/01/2052	1,500	1,573
5.250%, 12/01/2052	3,000	3,135
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB
Callable 08/15/2021 @ 100
6.000%, 08/15/2041	200	226
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB
Callable 01/02/2018 @ 100
6.000%, 03/01/2037 (A)	300	74
Illinois State, Finance Authority, OSF Health Care System Project, Ser A, RB
Pre-Refunded @ 100
7.125%, 05/15/2019 (B)	1,000	1,079
Illinois State, Finance Authority, Plymouth Place, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2037	500	518
Illinois State, GO
5.000%, 02/01/2026	5,970	6,412
Illinois State, GO
Callable 02/01/2019 @ 100
5.250%, 02/01/2028	2,500	2,536

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, GO
Callable 07/01/2023 @ 100
5.500%, 07/01/2038	$1,500	$1,612
Illinois State, GO
Callable 02/01/2024 @ 100
5.000%, 02/01/2039	5,000	5,163
Illinois State, Ser A, GO
5.000%, 12/01/2038	2,500	2,626
Illinois State, Ser D, GO
5.000%, 11/01/2024	3,000	3,220
5.000%, 11/01/2025	3,000	3,225
Illinois State, Ser D, GO
Callable 11/01/2027 @ 100
5.000%, 11/01/2028	9,000	9,707

		86,230

Indiana — 1.3%
Allen County, Storypoint Fort Wayne Project, RB
Callable 01/15/2024 @ 104
6.750%, 01/15/2043 (C)	1,500	1,574
Chesterton, Economic Development Revenue, Storypoint Chesterton Project, Ser A, RB
Callable 01/15/2024 @ 104
6.250%, 01/15/2043 (C)	5,475	5,686
Indiana State, Finance Authority, Educational Facilities, Indiana Historical Project, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2040	375	400
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2048	1,000	1,073
Indiana State, Finance Authority, Ohio Valley Electric Project, Ser A, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2032	3,450	3,549
Indiana State, Municipal Power Agency, Ser B, RB
Pre-Refunded @ 100
6.000%, 01/01/2019 (B)	1,000	1,048
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/2019	1,000	1,053
Vigo County, Hospital Authority, Union Hospital Project, RB
Pre-Refunded @ 100
7.500%, 09/01/2021 (B)	1,215	1,373

		15,756

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Iowa — 0.1%
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 01/02/2018 @ 100
2.000%, 05/15/2056 (A)	$125	$1
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 11/15/2024 @ 100
5.400%, 11/15/2046 (E)	667	699

		700

Kansas — 0.0%
Kansas State, Development Finance Authority, Adventist Health Project, RB
Callable 11/15/2019 @ 100
5.750%, 11/15/2038	500	541

Kentucky — 0.4%
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser A, RB
Callable 08/15/2018 @ 100
5.375%, 08/15/2024	1,000	1,026
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 06/01/2020 (B)	500	556
Kentucky State, Economic Development Finance Authority, Rosedale Green Project, RB
Callable 11/15/2025 @ 100
5.750%, 11/15/2050	2,000	2,024
Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB
Callable 09/01/2019 @ 100
5.625%, 09/01/2039	1,000	1,058

		4,664

Louisiana — 0.7%
Louisiana State, Citizens Property Insurance, Ser C3, RB, AGC
Pre-Refunded @ 100
6.125%, 06/01/2018 (B)	1,500	1,535
Louisiana State, Gasoline & Fuels Tax Revenue, Ser C, RB
Callable 11/01/2027 @ 100
5.000%, 05/01/2045	3,500	4,067

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB
Callable 11/01/2020 @ 100
6.500%, 11/01/2035	$750	$846
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
Pre-Refunded @ 100
6.500%, 05/15/2021 (B)	1,000	1,161
New Orleans, Aviation Board, Ser A1, RB, AGC
Pre-Refunded @ 100
6.000%, 01/01/2019 (B)	500	523

		8,132

Maine — 0.2%
Maine State, Health & Higher Educational Facilities Authority, Eastern Maine Health Care, Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2046	2,600	2,739

Maryland — 2.2%
Maryland State, Economic Development Authority, Marine Terminals Project, RB
Callable 09/01/2020 @ 100
5.750%, 09/01/2025	8,750	9,220
Maryland State, Economic Development Authority, University of Maryland College Park Project, RB
Pre-Refunded @ 100
5.750%, 06/01/2018 (B)	1,000	1,021
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB
Callable 11/15/2021 @ 100
5.000%, 11/15/2051	4,500	4,967
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2043	10,000	11,182

		26,390

Massachusetts — 0.6%
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2047	2,500	2,816

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2037	$1,600	$1,840
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB
Callable 07/01/2020 @ 100
7.000%, 07/01/2042	1,500	1,623
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2028	580	612

		6,891

Michigan — 1.7%
Grand Traverse Academy, Public School Academy Revenue and Refunding, RB
Callable 01/02/2018 @ 100
5.000%, 11/01/2036	300	289
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2044	4,500	4,896
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2033	3,000	3,331
Michigan State, Finance Authority, Local Government Loan Program, RB
Callable 10/01/2024 @ 100
4.500%, 10/01/2029	5,750	5,934
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB
Callable 01/02/2018 @ 102
6.500%, 09/01/2037 (C)	750	584
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB
Callable 06/01/2033 @ 11
0.000%, 06/01/2058 (F)	197,000	5,278
Royal Oak, Hospital Finance Authority, William Beaumont Hospital Project, Ser V, RB
Pre-Refunded @ 100
8.250%, 09/01/2018 (B)	500	525

		20,837

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minnesota — 0.2%
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Pre-Refunded @ 100
6.750%, 11/15/2018 (B)	$300	$315
St. Paul, Housing & Redevelopment Authority, Fairview Health Services Project, RB
Callable 11/15/2027 @ 100
4.000%, 11/15/2043	2,000	2,089

		2,404

Missouri — 0.3%
Lees Summit, Summit Fair Project, TA
Callable 04/01/2019 @ 100
5.625%, 10/01/2023	140	140
Manchester, Highway 141/Manchester Road Project, TA
Callable 11/01/2019 @ 100
6.875%, 11/01/2039	250	255
St. Louis, Land Clearance for Redevelopment Authority, RB
Callable 12/01/2026 @ 100
5.125%, 06/01/2046	2,500	2,727

		3,122

Montana — 0.1%
Kalispell, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2052	1,500	1,565

Nebraska — 1.1%
Central Plains, Energy Project No. 3, RB
Callable 09/01/2022 @ 100
5.000%, 09/01/2042	5,000	5,448
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2031	2,200	2,441
Nebraska State, Public Power Generation Agency, Whelan Energy Center Unit, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	5,000	5,753

		13,642

New Jersey — 2.7%
Burlington County, Bridge Commission, The Evergreens Project, RB
Callable 01/02/2018 @ 100
5.625%, 01/01/2038	250	242

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Casino Reinvestment Development Authority, Luxury Tax, RB
Callable 11/01/2024 @ 100
5.250%, 11/01/2039	$1,650	$1,759
5.250%, 11/01/2044	325	345
New Jersey State, Economic Development Authority, Ser A, RB
Callable 01/02/2018 @ 100
6.000%, 05/15/2028 (A)	210	148
New Jersey State, Economic Development Authority, Ser BBB, RB
Callable 12/15/2026 @ 100
5.500%, 06/15/2029	5,000	5,802
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2041	2,000	2,210
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2057	2,250	2,546
New Jersey State, Tobacco Settlement Financing Authority, Ser 1A, RB
Callable 12/18/2017 @ 100
4.750%, 06/01/2034	7,000	6,706
4.625%, 06/01/2026	1,000	1,004
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2041	1,250	1,363
New Jersey State, Turnpike Authority, Ser B, RB
Callable 01/01/2028 @ 100
4.000%, 01/01/2034	3,620	3,880
4.000%, 01/01/2035	3,230	3,457
South Jersey, Transportation Authority, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2039	2,500	2,724

		32,186

New Mexico — 0.2%
Farmington, Pollution Control Authority, Public Service Project, Ser B, RB
Callable 11/01/2020 @ 100
4.700%, 09/01/2024	2,000	2,125

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York — 4.2%
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB
Pre-Refunded @ 100
6.375%, 01/15/2020 (B)	$500	$550
6.250%, 01/15/2020 (B)	1,500	1,647
Build NYC Resource, NYU Law School Project, RB
Callable 01/01/2026 @ 100
5.000%, 07/01/2041	1,500	1,647
Hudson Yards, Infrastructure Authority, Ser A, RB
Callable 02/15/2027 @ 100
5.000%, 02/15/2042	4,000	4,639
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2028	3,000	3,410
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB
Callable 12/01/2020 @ 100
6.000%, 12/01/2036	1,000	1,111
New York & New Jersey, Port Authority, Ser 200, RB
Callable 04/15/2027 @ 100
5.250%, 10/15/2057	1,000	1,171
New York City, Industrial Development Agency, Yankee Stadium Project, RB, NATL
2.819%, 03/01/2026 (E)	425	409
2.809%, 03/01/2025 (E)	400	387
New York Counties, Tobacco Trust IV, Ser E, RB
Callable 12/18/2017 @ 10
14.025%, 06/01/2055 (F)	50,000	3,093
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 07/01/2020 (B)	500	555
New York State, Dormitory Authority, Pace University Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2023 (B)	10	12
New York State, Liberty Development Authority, Bank of America Tower Project, RB
Callable 01/15/2020 @ 100
6.375%, 07/15/2049	1,000	1,063
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,311

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2021 @ 100
5.750%, 11/15/2051	$4,000	$4,537
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.375%, 11/15/2040 (C)	4,000	4,402
5.000%, 11/15/2044 (C)	7,500	8,054
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2046	3,985	4,355
Niagara Area, Development Authority, Covanta Energy Project, AMT, RB
Callable 01/02/2018 @ 100
5.250%, 11/01/2042 (C)	2,000	2,001
TSASC, Tobacco Settlement Bond, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2033	5,790	6,612

		50,966

North Carolina — 0.3%
North Carolina State, Eastern Municipal Power Agency, Ser A, RB
Pre-Refunded @ 100
5.250%, 01/01/2018 (B)	500	502
North Carolina State, Eastern Municipal Power Agency, Ser B, RB
Pre-Refunded @ 100
5.000%, 01/01/2019 (B)	1,000	1,036
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 11/01/2018 (B)	250	260
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2039	1,335	1,394
North Carolina State, Medical Care Commission, Rex Health Care Project, Ser A, RB
5.000%, 07/01/2018	500	510

		3,702

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio — 5.8%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB
Callable 12/18/2017 @ 100
6.500%, 06/01/2047	$5,765	$5,714
5.875%, 06/01/2047	21,375	20,277
5.750%, 06/01/2034	655	612
5.375%, 06/01/2024	3,000	2,839
5.125%, 06/01/2024	26,500	24,800
Butler County, Hospital Facilities Authority, UC Health Project, RB
Callable 11/01/2020 @ 100
5.500%, 11/01/2040	335	366
Butler County, Hospital Facilities Authority, UC Health Project, RB
Pre-Refunded @ 100
5.500%, 11/01/2020 (B)	165	182
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB
Callable 06/01/2022 @ 100
5.500%, 06/01/2042	5,000	5,672
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB
Callable 12/01/2027 @ 100
6.750%, 12/01/2052 (C)	1,750	1,737
Ohio State, Air Quality Development Authority, AK Steel Holding Project, AMT, RB
Callable 02/01/2022 @ 100
6.750%, 06/01/2024	1,500	1,555
Ohio State, Turnpike Commission, Infrastructure Project, Ser A1, RB
Callable 02/15/2023 @ 100
5.000%, 02/15/2028	3,000	3,420
Ohio State, Water Development Authority, Firstenergy Nuclear Generation Project, RB
4.000%, 06/01/2033 (E)	4,535	2,146
Ohio State, Water Development Authority, Firstenergy Nuclear Generation Project, Ser B, RB
4.000%, 01/01/2034 (E)	1,100	519

		69,839

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oklahoma — 0.4%
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
Callable 11/01/2026 @ 100
7.000%, 11/01/2051	$3,250	$2,418
6.875%, 11/01/2046	1,625	1,209
6.625%, 11/01/2036	785	585

		4,212

Oregon — 0.0%
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 09/01/2020 (B)(C)	150	168

Pennsylvania — 1.4%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 10/15/2018 (B)	250	260
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/2027 @ 100
5.000%, 05/01/2042 (C)	1,345	1,437
Berks County, Industrial Development Authority, Tower Health Project, RB
Callable 11/01/2027 @ 100
5.000%, 11/01/2050	4,000	4,442
Cumberland County, Municipal Authority, Asbury Obligation Group, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2030	2,500	2,632
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB
Callable 07/01/2018 @ 100
6.000%, 07/01/2035	250	255
Dauphin County, General Authority, Pinnacle Health Systems Project, RB
Pre-Refunded @ 100
6.000%, 06/01/2019 (B)	680	724
Dauphin County, General Authority, Pinnacle Health Systems Project, RB
Callable 06/01/2019 @ 100
6.000%, 06/01/2036	120	128
Delaware County, University Revenue Authority, Neumann University Project, RB
Callable 10/01/2020 @ 100
5.250%, 10/01/2031	1,000	1,058

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, Shippingport Project, Ser A, RB
2.550%, 11/01/2041 (E)	$1,905	$899
Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, Ser 2010, RB
Pre-Refunded @ 100
6.000%, 07/01/2020 (B)	250	277
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/2022 @ 100
5.625%, 07/01/2036	1,975	2,181
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, Ser 2010, RB
Callable 11/15/2020 @ 100
5.750%, 11/15/2030	1,000	1,034
Philadelphia, Industrial Development Authority, Ser A, RB
Callable 01/02/2018 @ 100
5.500%, 09/15/2037	250	250
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB
6.500%, 01/01/2038	1,000	1,004

		16,581

Puerto Rico — 1.9%
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (A)	1,500	360
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/2022 @ 100
5.000%, 07/01/2041 (A)	2,000	455
Commonwealth of Puerto Rico, Ser B, GO
Callable 07/01/2019 @ 100
5.750%, 07/01/2038 (A)	1,625	370
Commonwealth of Puerto Rico, Ser C, GO
Callable 07/01/2019 @ 100
6.000%, 07/01/2039 (A)	3,225	734
Puerto Rico, Commonwealth Aqueduct & Sewer Authority, Ser A, RB, AGC
Callable 07/01/2018 @ 100
5.125%, 07/01/2047	2,300	2,312
Puerto Rico, Commonwealth Government Employees Retirement System, Senior Pension, Ser A, RB
Callable 07/01/2018 @ 100
6.150%, 07/01/2038	2,000	640

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Commonwealth Government Employees Retirement System, Senior Pension, Ser B, RB
Callable 07/01/2018 @ 50
21.306%, 07/01/2029 (F)	$8,750	$1,297
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2042 (A)	4,000	1,340
Puerto Rico, Electric Power Authority, Ser DDD, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2021 (A)	6,490	2,174
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
Callable 01/02/2018 @ 100
1.390%, 07/01/2029 (E)	10,540	8,827
Puerto Rico, Electric Power Authority, Ser V, RB
5.500%, 07/01/2020 (A)	1,380	462
Puerto Rico, Electric Power Authority, Ser V, RB, AGM
5.250%, 07/01/2031	3,350	3,693
Puerto Rico, Electric Power Authority, Ser WW, RB
Callable 07/01/2018 @ 100
5.500%, 07/01/2038 (A)	1,000	335
Puerto Rico, Electric Power Authority, Ser XX, RB
Callable 07/01/2020 @ 100
5.250%, 07/01/2040 (A)	1,000	335

		23,334

Rhode Island — 0.5%
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2050	6,250	6,487

South Carolina — 2.8%
South Carolina State, Public Service Authority, Santee Cooper Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2050	4,500	4,976
South Carolina State, Public Service Authority, Santee Cooper Project, Ser B, RB
Callable 12/01/2023 @ 100
5.125%, 12/01/2043	5,000	5,524

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina State, Public Service Authority, Santee Cooper Project, Ser E, RB
Callable 12/01/2023 @ 100
5.500%, 12/01/2053	$20,000	$22,490
5.000%, 12/01/2048	1,000	1,095

		34,085

South Dakota — 0.2%
Minnehaha County, Bethany Lutheran Home for the Aged Project, RB
Callable 01/02/2018 @ 100
5.500%, 12/01/2035	2,000	2,001

Tennessee — 1.6%
Bristol, Industrial Development Board, Pinnacle Project, TA
Callable 06/01/2026 @ 100
5.625%, 06/01/2035	2,000	2,056
Bristol, Industrial Development Board, Sales Tax Revenue, Ser A, RB
Callable 12/01/2026 @ 100
5.125%, 12/01/2042 (C)	2,500	2,440
Bristol, Industrial Development Board, Sales Tax Revenue, Ser B, RB
5.306%, 12/01/2024 (C)(F)	3,810	2,707
Franklin, Health & Educational Facilities Board, Proton Therapy Center Project, Ser 2017A, RB
Callable 06/01/2027 @ 100
7.500%, 06/01/2047 (C)	2,500	2,659
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, Ser 2010A, RB
Callable 07/01/2020 @ 100
6.000%, 07/01/2038	500	537
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
Callable 07/01/2027 @ 100
5.500%, 07/01/2037	700	733
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,830
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,717

		18,679

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 9.3%
Arlington, Higher Education Finance, Uplift Education Project, Ser A, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2046	$1,730	$1,872
Austin, Convention Enterprises, Convention Center Hotel, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2032	300	341
5.000%, 01/01/2034	300	339
Central Texas, Regional Mobility Authority, Senior Lien, Ser 2011, RB
Pre-Refunded @ 100
6.000%, 01/01/2021 (B)	1,000	1,130
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB
Pre-Refunded @ 100
5.500%, 08/15/2021 (B)	1,000	1,133
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB
Pre-Refunded @ 100
6.125%, 12/01/2020 (B)	500	564
Grand Parkway Transportation, Revenue Toll Authority, Ser B, RB
Callable 10/01/2023 @ 100
5.000%, 04/01/2053	7,000	7,818
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Callable 11/15/2022 @ 100
4.750%, 11/15/2046	2,725	2,891
Harris County, Health Facilities Development Authority, Hermann Health Care Systems Project, Ser B, RB
Pre-Refunded @ 100
7.250%, 12/01/2018 (B)	250	264
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser A, AMT, RB
Callable 07/15/2021 @ 100
6.625%, 07/15/2038	3,000	3,305
Houston, Higher Education Finance Authority, Cosmos Foundation, Ser S, RB
Pre-Refunded @ 100
6.500%, 05/15/2021 (B)	805	932
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
Callable 07/01/2026 @ 100
5.500%, 07/01/2046	1,250	1,329
5.000%, 07/01/2031	250	266
5.000%, 07/01/2046	4,000	4,303

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Hope, Cultural Education Facilities, Carillon Lifecare Community Project, RB
Callable 07/01/2024 @ 102
5.000%, 07/01/2036	$1,250	$1,283
5.000%, 07/01/2046	1,000	1,011
North Texas, Tollway Authority, First Tier, Ser A, RB
5.625%, 01/01/2018	25	25
North Texas, Tollway Authority, First Tier, Ser A, RB
Pre-Refunded @ 100
5.625%, 01/01/2018 (B)	110	110
North Texas, Tollway Authority, Second Tier, Ser F, RB
Pre-Refunded @ 100
5.750%, 01/01/2018 (B)	1,200	1,204
North Texas, Tollway Authority, Ser A, RB
Callable 02/01/2020 @ 100
6.250%, 02/01/2023	2,000	2,166
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2040	1,500	1,662
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2045	6,000	6,764
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2048	10,000	11,332
North Texas, Tollway Authority, Ser S, RB
Pre-Refunded @ 100
5.625%, 01/01/2018 (B)	115	115
Pharr, Higher Education Finance Authority, Idea Public Schools Project, RB
Pre-Refunded @ 100
6.500%, 08/15/2019 (B)	90	97
Pharr, Higher Education Finance Authority, Idea Public Schools Project, Ser S, RB
Pre-Refunded @ 100
6.500%, 08/15/2019 (B)	410	443
Port Beaumont, Navigation District, Jefferson Energy Project, AMT, RB
7.250%, 02/01/2036 (C)(E)	17,750	18,192
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2032	500	528
5.125%, 01/01/2041	500	516

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Pre-Refunded @ 100
6.700%, 08/15/2020 (B)	$500	$565
Tarrant County, Cultural Education Facilities Finance Authority, Baylor Health Project, RB
Pre-Refunded @ 100
6.250%, 11/15/2018 (B)	20	21
6.250%, 11/15/2018 (B)	480	502
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	670	773
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	20,000	24,313
Texas State, Municipal Gas Acquisition & Supply II, Ser A, RB
1.754%, 09/15/2027 (E)	2,265	2,160
Texas State, Municipal Gas Acquisition & Supply III, RB
Callable 12/15/2022 @ 100
5.000%, 12/15/2029	5,000	5,570
Texas State, Water Financial Assistance Project, Ser A, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2042	2,500	2,949
Wise County, Parker County Junior College District Project, Ser 2011, RB
Callable 08/15/2021 @ 100
8.000%, 08/15/2034	1,000	1,126
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB
Callable 06/01/2020 @ 105
6.750%, 12/01/2051 (C)	2,500	2,648

		112,562

Utah — 0.0%
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB
6.750%, 08/15/2028	500	510

Vermont — 0.1%
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/2020	750	818

Virgin Islands — 0.6%
Virgin Islands, Public Finance Authority, RB
5.000%, 10/01/2024	700	424

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virgin Islands, Public Finance Authority, RB
Callable 10/01/2019 @ 100
5.000%, 10/01/2022	$4,655	$2,549
5.000%, 10/01/2025	1,250	756
Virgin Islands, Public Finance Authority, Senior Lien, RB
Callable 10/01/2020 @ 100
5.000%, 10/01/2029	3,450	2,087
Virgin Islands, Public Finance Authority, Ser A, RB
Callable 10/01/2019 @ 100
6.750%, 10/01/2037	2,195	1,196
Virgin Islands, Public Finance Authority, Ser A, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2032	1,250	756

		7,768

Virginia — 0.7%
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB
Callable 01/01/2022 @ 100
5.125%, 01/01/2043	1,000	1,035
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 01/02/2018 @ 100
2.000%, 10/01/2048	40	3
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 06/01/2023 @ 100
6.000%, 06/01/2043	124	122
Lewistown Commerce Center, Community Development Authority, RB
Callable 03/01/2024 @ 103
6.050%, 03/01/2044	111	108
Lewistown Commerce Center, Community Development Authority, Ser C, RB
Callable 01/02/2018 @ 100
6.050%, 03/01/2054	118	18
Virginia, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
Callable 06/30/2027 @ 100
5.000%, 12/31/2052	2,500	2,781
5.000%, 12/31/2056	3,500	3,870

		7,937

Washington — 1.2%
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
4.000%, 12/01/2017	480	480

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
Callable 12/01/2020 @ 100
5.750%, 12/01/2035	$1,500	$1,605
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, RB
2.370%, 01/01/2035 (E)	1,500	1,496
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB
Callable 10/01/2018 @ 100
6.375%, 10/01/2036	400	416
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB
Pre-Refunded @ 100
5.500%, 12/01/2020 (B)	1,500	1,665
Washington State, Housing Finance Commission, Heron’s Key Project, Ser A, RB
Callable 07/01/2025 @ 100
7.000%, 07/01/2050 (C)	750	802
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2021 @ 100
5.250%, 06/01/2032	5,000	5,412
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2022 @ 100
5.250%, 06/01/2033	2,500	2,728

		14,604

West Virginia — 0.3%
Tobacco Settlement Finance Authority, Ser B, RB
Callable 12/18/2017 @ 9
15.987%, 06/01/2047 (F)	67,000	3,554

Wisconsin — 0.8%
Wisconsin State, Public Finance Authority, 1st Mortgage Vista Grande Village Project, RB
Callable 07/01/2025 @ 100
6.500%, 07/01/2050 (C)	2,000	2,076
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025 (C)	2,000	2,258
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, RB
Callable 11/01/2026 @ 100
7.000%, 11/01/2046 (C)	3,500	3,641

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2052 (C)	$1,750	$1,889

		9,864

Total Municipal Bonds (Cost $788,388) ($ Thousands)		836,559

CORPORATE OBLIGATIONS — 11.8%

Consumer Discretionary — 0.0%
General Motors Financial
5.750%, VAR ICE LIBOR USD 3 Month+3.598%, 03/30/2166	500	514

Financials — 11.6%
Australia & New Zealand Banking Group
6.750%, VAR USD ICE Swap 11:00 NY 5 Yr+5.168%, 12/29/2049 (C)	6,900	7,857
AXA
6.379%, VAR ICE LIBOR USD 3 Month+2.256%, 12/31/2049 (C)	5,200	6,032
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%, 12/31/2049	1,700	1,934
6.300%, VAR ICE LIBOR USD 3 Month+4.553%, 12/29/2049	1,800	2,053
Bank of New York Mellon
4.950%, VAR ICE LIBOR USD 3 Month+3.420%, 06/20/2020	700	725
4.625%, VAR ICE LIBOR USD 3 Month+3.131%, 12/29/2049	7,000	7,175
Bank of Nova Scotia
4.650%, VAR ICE LIBOR USD 3 Month+2.648%, 12/29/2049	3,200	3,192
BNP Paribas
7.625%, VAR USD Swap Semi 30/360 5 Year Curr+6.314%, 12/29/2049 (C)	1,900	2,099
7.195%, VAR ICE LIBOR USD 3 Month+1.290%, 12/31/2049 (C)	4,700	5,446
7.195%, VAR ICE LIBOR USD 3 Month+1.290%, 06/25/2037	400	464
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820%, 12/31/2049	7,325	8,335
Citigroup
8.400%, VAR ICE LIBOR USD 3 Month+4.029%, 04/30/2018	1,700	1,730
6.250%, VAR ICE LIBOR USD 3 Month+4.517%, 12/29/2049	3,800	4,251

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.125%, VAR ICE LIBOR USD 3 Month+4.478%, 12/31/2049	$1,000	$1,066
5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/29/2049	1,300	1,400
Citizens Financial Group
5.500%, VAR ICE LIBOR USD 3 Month+3.960%, 12/29/2049	5,000	5,200
CoBank ACB
6.250%, VAR ICE LIBOR USD 3 Month+4.660%, 12/29/2049	500	550
Credit Agricole
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 12/31/2049 (C)	4,200	4,620
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.598%, 12/31/2049 (C)	2,000	2,292
6.250%, VAR USD Swap Semi 30/360 5 Year Curr+3.455%, 12/31/2049 (C)	2,500	2,714
HSBC Holdings PLC
6.875%, VAR USD ICE Swap 11:00 NY 5 Yr+5.514%, 12/31/2049	8,000	8,660
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+3.746%, 12/31/2049	1,500	1,576
Illinois Receivables Trust II
8.250%, 07/01/2018 (C)	3,191	3,219
JPMorgan Chase
7.900%, VAR ICE LIBOR USD 3 Month+3.470%, 12/31/2049	2,100	2,126
6.750%, VAR ICE LIBOR USD 3 Month+3.780%, 08/29/2049	3,900	4,460
6.000%, VAR ICE LIBOR USD 3 Month+3.300%, 12/29/2049	2,000	2,168
5.300%, VAR ICE LIBOR USD 3 Month+3.800%, 12/29/2049	1,200	1,243
KeyCorp
5.000%, VAR ICE LIBOR USD 3 Month+3.606%, 12/29/2049	3,000	3,105
Lloyds Banking Group PLC
6.657%, VAR ICE LIBOR USD 3 Month+1.270%, 05/21/2037 (C)	3,500	4,078
M&T Bank
5.125%, VAR ICE LIBOR USD 3 Month+3.520%, 12/29/2049	500	531
MetLife
5.250%, VAR ICE LIBOR USD 3 Month+3.575%, 12/29/2049	1,300	1,353
Nordea Bank MTN
6.125%, VAR USD Swap Semi 30/360 5 Year Curr+3.388%, 12/31/2049 (C)	5,000	5,388
5.500%, VAR USD ICE Swap 11:00 NY 5 Yr+3.563%, 09/23/2019	2,600	2,665

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Northern Trust
4.600%, VAR ICE LIBOR USD 3 Month+3.202%, 12/29/2049	$1,000	$1,030
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678%, 12/31/2049	2,500	2,786
Rabobank Nederland
11.000%, VAR ICE LIBOR USD 3 Month+10.868%, 12/31/2049 (C)	10,000	11,250
Royal Bank of Scotland Group PLC
8.000%, VAR USD Swap Semi 30/360 5 Year Curr+5.720%, 12/29/2049	200	228
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+5.800%, 12/29/2049	700	742
3.655%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2017	4,300	4,246
Societe Generale
8.000%, VAR USD ICE Swap 11:00 NY 5 Yr+5.873%, 12/30/2049 (C)	1,800	2,099
Standard Chartered PLC
7.014%, VAR ICE LIBOR USD 3 Month+1.460%, 07/30/2037 (C)	4,600	5,394
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%, 12/29/2049	2,411	2,676

		140,158

Industrials — 0.2%
General Electric
5.000%, VAR ICE LIBOR USD 3 Month+3.330%, 12/29/2049	1,658	1,720

Total Corporate Obligations (Cost $134,340) ($ Thousands)		142,392

	Shares

PREFERRED STOCK — 9.4%

Consumer Discretionary — 0.3%
Comcast
5.000%	628	16
Dairy Farmers of America
7.875%(C)	31,000	3,354

		3,370

Financials — 8.5%
Aegon
6.375%	31,311	805
Allstate
6.750%	70,029	1,831
6.625%	104,904	2,808
6.250%	22,789	611
5.625%	85,136	2,202

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Tax-Advantaged Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Arch Capital Group
6.750%	49,361	$1,255
5.450%	10,000	256
Aspen Insurance Holdings
5.950%, VAR ICE LIBOR USD 3 Month+4.060%	12,749	346
Axis Capital Holdings
5.500%	73,743	1,882
Bank of America
6.625%	2,190	58
6.204%	20,175	519
6.200%	30,000	810
Bank of New York Mellon
5.200%	38,519	983
BB&T
5.625%	133,597	3,473
5.200%	9,717	248
Capital One Financial
6.700%	27,109	727
6.250%	99,774	2,635
6.000%	8,014	202
Charles Schwab
6.000%	105,310	2,837
Citigroup
6.875%, VAR ICE LIBOR USD 3 Month+4.130%	85,700	2,461
5.800%	61,100	1,570
CoBank
6.250%, VAR ICE LIBOR USD 3 Month+4.557%(C)	20,000	2,185
6.125%	20,000	2,055
Cullen
5.375%	29,651	750
Fifth Third Bancorp
6.625%, VAR ICE LIBOR USD 3 Month+3.710%	80,000	2,303
Goldman Sachs Group
6.375%, VAR ICE LIBOR USD 3 Month+3.550%	2,390	69
6.300%	8,311	233
6.200%	15,879	415
5.500%, VAR ICE LIBOR USD 3 Month+3.640%	350,600	9,515
4.000%, VAR ICE LIBOR USD 3 Month+0.670%	43,300	982
HSBC Holdings PLC
8.000%	19,016	509
Huntington Bancshares
6.250%	120,000	3,301
5.875%	20,322	540
ING Groep
6.375%	76,636	1,964

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
6.125%	39,308	$1,028
JPMorgan Chase
6.700%	38,315	1,028
6.125%	29,449	795
KeyCorp
6.125%, VAR ICE LIBOR USD 3 Month+3.892%	4,000	115
M&T Bank
6.375%	3,165	3,263
Morgan Stanley
7.125%, VAR ICE LIBOR USD 3 Month+4.320%	115,042	3,354
6.875%, VAR ICE LIBOR USD 3 Month+3.940%	53,657	1,550
4.000%, VAR ICE LIBOR USD 3 Month+0.700%	161,113	3,665
NY Community Bancorp
6.375%, VAR ICE LIBOR USD 3 Month+3.821%	110,000	3,120
People’s United Financial
5.625%, VAR ICE LIBOR USD 3 Month+4.020%	33,016	884
PNC Financial Services Group
6.125%, VAR ICE LIBOR USD 3 Month+4.067%	79,178	2,256
Prudential PLC
6.750%	61,750	1,640
6.500%	15,808	423
RenaissanceRe Holdings
5.375%	88,684	2,237
Santander Finance
6.800%	8,000	209
State Street
6.000%	32,900	869
5.900%, VAR ICE LIBOR USD 3 Month+3.108%	114,090	3,177
5.350%, VAR ICE LIBOR USD 3 Month+3.709%	2,000	55
5.250%	72,463	1,812
Sterling Bancorp
6.500%	58,674	1,538
SunTrust Banks
5.875%	5,019	127
US Bancorp
6.500%, VAR ICE LIBOR USD 3 Month+4.468%	92,342	2,657
5.150%*	57,104	1,470
3.500%, VAR ICE LIBOR USD 3 Month+1.020%	16,800	819
Valley National Bancorp
6.250%, VAR ICE LIBOR USD 3 Month+3.850%	84,000	2,320

16	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Tax-Advantaged Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Wells Fargo
7.500%*	3,061	$4,105
6.625%, VAR ICE LIBOR USD 3 Month+3.690%	57,230	1,634
5.850%, VAR ICE LIBOR USD 3 Month+3.090%	120,000	3,274
5.625%	5,000	129

		102,893

Utilities — 0.6%
Alabama Power
5.000%	10,000	266
Interstate Power & Light
5.100%	122,460	3,221
NSTAR Electric
4.780%	10,708	1,103
SCE Trust V
5.450%, VAR ICE LIBOR USD 3 Month+3.790%	90,000	2,487
Washington Gas Light
4.800%	1,000	100

		7,177

Total Preferred Stock (Cost $100,974) ($ Thousands)		113,440

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 6.1%
U.S. Treasury Bill
1.255%, 03/01/2018 (F)	$31,000	$30,903
1.250%, 02/15/2018 (F)	9,900	9,875
1.056%, 01/02/2018 (F)	4,800	4,795
1.010%, 01/04/2018 (F)	3,400	3,397
1.008%, 12/21/2017 (F)	19,900	19,888
U.S. Treasury Note
1.479%, VAR US Treasury 3 Month Bill Money Market Yield+0.190%, 04/30/2018	4,200	4,204

Total U.S. Treasury Obligations (Cost $73,044) ($ Thousands)		73,062

	Shares

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F
0.890%**†	13,557,763	13,558

Total Cash Equivalent (Cost $13,558) ($ Thousands)		13,558

Total Investments in Securities—97.8% (Cost $1,110,304) ($ Thousands)		$1,179,011

A list of the open futures contracts held by the Fund at November 30, 2017 is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
U.S. Long Treasury Bond	(76)	Mar-2018	$(11,647)	$(11,531)	$116

A list of open OTC swap agreements held by the Fund at November 30, 2017, are as follows:

Interest Rate Swap

Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	0.8825%	SIFM Muni Swap Index Yield	Quarterly	09/19/2021	USD	12,800	$284	$–	$284

SEI Tax Exempt Trust / Quarterly Report / November 30, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Tax-Advantaged Income Fund (Continued)

Percentages are based on Net Assets of $1,205,458 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of November 30, 2017.
†	Investment in Affiliated Security.
(A)	Security is in default on interest payment.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2017, the value of these securities amounted to $155,847 ($ Thousands), representing 12.93% of the Net Assets of the Fund.
(D)	Security is escrowed to maturity.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(F)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

ABAG — Association of Bay Area Governments

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal Corporation

AMT — Alternative Minimum Tax

Cl — Class

COP — Certificate of Participation

GO — General Obligation

ICE — International Currency Exchange

LIBOR — London Interbank Offered Rate

NATL — National Public Finance Guarantee Corporation

OTC — Over the Counter

PLC — Public Limited Company

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

SIFM — Securities Industry and Financial Markets

TA — Tax Allocation

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$836,559	$–	$836,559
Corporate Obligations	–	142,392	–	142,392
Preferred Stock	111,378	2,062	–	113,440
U.S. Treasury Obligations	–	73,062	–	73,062
Cash Equivalent	13,558	–	–	13,558

Total Investments in Securities	$124,936	$1,054,075	$–	$1,179,011

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *

Unrealized Appreciation	$116	$–	$–	$116
OTC Swaps
Interest Rate Swaps *

Unrealized Appreciation	–	284	–	284

Total Other Financial Instruments	$116	$284	$–	$400

* Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—“ are $0.

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 8/31/2017	Purchases at Cost	Proceeds from Sales	Value 11/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$1,515	$24,415	$(12,372)	$13,558	$22

18	SEI Tax Exempt Trust / Quarterly Report / November 30, 2017

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: January 26, 2018

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: January 26, 2018